UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: September 30, 2013
                                           --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund II
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First Trust STOXX(R) European Select Dividend Index Fund (FDD)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

First Trust ISE Global Wind Energy Index Fund (FAN)

First Trust ISE Global Engineering and Construction
Index Fund (FLM)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
Index Fund (GRID)

First Trust ISE Global Copper Index Fund (CU)

First Trust ISE Global Platinum Index Fund (PLTM)

First Trust BICK Index Fund (BICK)

First Trust NASDAQ CEA Smartphone Index Fund (FONE)

First Trust NASDAQ Global Auto Index Fund (CARZ)

First Trust ISE Cloud Computing Index Fund (SKYY)

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    Annual Report
  September 30, 2013
----------------------

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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                              SEPETEMBER 30, 2013

Shareholder Letter .......................................................................  2
Market Overview ..........................................................................  3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................  4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........  6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................  8
      First Trust ISE Global Wind Energy Index Fund (FAN) ................................ 10
      First Trust ISE Global Engineering and Construction Index Fund (FLM) ............... 12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) .... 14
      First Trust ISE Global Copper Index Fund (CU) ...................................... 16
      First Trust ISE Global Platinum Index Fund (PLTM) .................................. 18
      First Trust BICK Index Fund (BICK) ................................................. 20
      First Trust NASDAQ CEA Smartphone Index Fund (FONE) ................................ 22
      First Trust NASDAQ Global Auto Index Fund (CARZ) ................................... 24
      First Trust ISE Cloud Computing Index Fund (SKYY) .................................. 26
Notes to Fund Performance Overview ....................................................... 28
Understanding Your Fund Expenses ......................................................... 29
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) ..................... 31
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........ 33
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ...................... 38
      First Trust ISE Global Wind Energy Index Fund (FAN) ................................ 41
      First Trust ISE Global Engineering and Construction Index Fund (FLM) ............... 43
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) .... 45
      First Trust ISE Global Copper Index Fund (CU) ...................................... 47
      First Trust ISE Global Platinum Index Fund (PLTM) .................................. 48
      First Trust BICK Index Fund (BICK) ................................................. 50
      First Trust NASDAQ CEA Smartphone Index Fund (FONE) ................................ 53
      First Trust NASDAQ Global Auto Index Fund (CARZ) ................................... 55
      First Trust ISE Cloud Computing Index Fund (SKYY) .................................. 57
Statements of Assets and Liabilities ..................................................... 58
Statements of Operations ................................................................. 62
Statements of Changes in Net Assets ...................................................... 66
Financial Highlights ..................................................................... 72
Notes to Financial Statements ............................................................ 78
Report of Independent Registered Public Accounting Firm .................................. 89
Additional Information ................................................................... 90
Board of Trustees and Officers ........................................................... 98
Privacy Policy ...........................................................................100

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2013
Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Exchange-Traded Fund II. This report gives detailed information for the past twelve months about the Funds that comprise the First Trust Exchange-Traded Fund II. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

Despite some economic and political issues the U.S. faced, the twelve months covered by this report were still positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 19.34% during the period. Of course, past performance can never be an indicator of future performance, but First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through different markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit many financial plans for investors seeking long-term investment success. We encourage you to talk to your financial advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your financial advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2013


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The International Monetary Fund (IMF) is forecasting a global GDP growth rate of 2.9% for 2013 and 3.6% for 2014, according to its own release. Both estimates were revised downward from six months ago, when it forecasted 3.3% (2013) and 4.0% (2014). Even after the revisions, the growth projections are robust enough for investors to favor equities over fixed-income, in our opinion. The IMF still sees faster growth in the "Emerging Market and Developing Economies" than "Advanced Economies," but the disparity has narrowed. It currently has a GDP growth rate estimate of 4.5% (2013) and 5.1% (2014) for this category. These estimates were also revised lower from six months ago, when the IMF called for 5.3% (2013) and 5.7% (2014). Its estimates for "Advanced Economies" are 1.2%
(2013) and 2.0% (2014), about the same as six months ago. The U.S. is still expected to grow at a faster pace than most advanced nations. The IMF is looking for 1.6% in 2013 and 2.6% in 2014.

Two of the most influential economic stories impacting the markets over the past year involved Europe and China. Europe had slipped into a shallow recession due to the fallout from the sovereign debt crisis plaguing a few members of the European Union. These countries are referred to as the PIGS (Portugal, Italy, Greece and Spain). With the aid of liquidity injections and bond-buying initiatives from the European Central Bank, confidence in these specific markets has been elevated to such a degree that Europe is now expected to exit its recessionary climate next year, according to the IMF. It expects GDP growth to rise from -0.4% in 2013 to 1.0% in 2014. In Q1'11, China's government stated that its official target for average annual GDP growth would be 7.0% looking out five years, according to The Wall Street Journal. At that time, its economy was growing at an annualized rate of 9.7%. Fast forward to Q2'13 and the data showed that its growth rate did in fact slow to an annualized 7.5%. It edged up to 7.8% (annualized) in Q3'13. China's influence on global growth is noteworthy since it is now the second-largest economy in the world and is the world's biggest consumer of commodities. The IMF estimates that China's GDP growth rate will be 7.6% in 2013 and 7.3% in 2014. China has essentially accomplished its goal of moderating growth, while curbing inflation.

With the exception of 2011, global real estate valuations have been in rally mode since 2009. The FTSE EPRA/NAREIT Global Real Estate Index posted the following total returns (USD) from 2009 through 2012: +41.25% (2009); +20.03%
(2010); -8.14% (2011); and +29.85% (2012). The index was up over 3.00% through the first nine months of 2013. We believe higher real estate valuations help validate the global recovery since real estate was at the epicenter of the global financial crisis in 2008.

GLOBAL MARKETS

Investors poured a net $99.2 billion into International Equity funds (open-end) for the 12-month period ended 9/30/13, up significantly from $18.6 billion over the same period a year ago, according to Morningstar. For comparative purposes, U.S. Stock funds reported net outflows totaling $16.8 billion for the 12-month period ended 9/30/13.

For the 12-month period ended 9/30/13, the MSCI World (ex U.S.) Index and MSCI Emerging Markets Index were up 21.45% (USD) and 0.98% (USD), respectively. The S&P 500 posted a total return of 19.34%. With respect to the foreign debt markets, the Barclays Global Aggregate Index and Barclays Global Emerging Markets Index returned -2.64% (USD) and -0.83% (USD), respectively. The U.S. dollar was up 0.36% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). Its impact on returns for U.S. investors was negligible.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts or other depositary receipts (collectively, the "Depositary Receipts") representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL               CUMULATIVE
                                                                            TOTAL RETURNS              TOTAL RETURNS
                                                          1 Year      5 Years     Inception        5 Years     Inception
                                                           Ended       Ended      (8/27/07)         Ended      (8/27/07)
                                                          9/30/13     9/30/13     to 9/30/13       9/30/13     to 9/30/13

FUND PERFORMANCE
 NAV                                                       13.29%      1.00%        -8.43%          5.09%       -41.54%
 Market Price                                              12.85%      0.92%        -8.37%          4.69%       -41.27%

INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index                  13.81%      1.79%        -7.91%          9.26%       -39.48%
 STOXX(R) Europe 600 Index                                 25.22%      6.40%         0.00%         36.38%         0.01%
 MSCI Europe Index                                         24.23%      6.03%        -0.26%         33.99%        -1.56%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 13.29% during the 12-month period covered by this report. During the same period, the benchmark MSCI Europe Index generated a return of 24.23%. While European stocks generally rallied during the preceding 12 months, the Fund, with its focus on dividends, trailed the benchmark due to its higher weight in Utilities and Telecommunication stocks. These sectors, which tend to hold higher dividend payers, lagged as investors generally sought riskier assets during the period. In particular, beginning in May, broader equities outperformed dividend-yielding stocks as economic outlooks generally brightened, and the market continued to price with the expectation that the Fed would taper its bond buying program. The Financials (+17.1% local) and the Industrials (+35.5% local) sectors were two of the top contributors to the Fund's absolute return, while the Telecommunication Services (-4.0% local) sector was the only detractor from the Fund's absolute return. BAE Systems PLC (+47.6% local) and Bouygues S.A. (+49.48% local) were two of the top performers in the Fund, while RWE AG (-17.2% local) and Sanoma Oyj (-5.9% local) were two of the worst performers. The currency effect was positive during the period, as the Euro strengthened relative to the U.S. dollar by about 5.2%.

------------
The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX Limited. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX Limited nor its licensors shall have any liability with respect thereto.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                   32.65%
Utilities                                    16.74
Industrials                                  15.80
Telecommunication Services                   12.85
Health Care                                   7.54
Energy                                        5.84
Consumer Discretionary                        5.45
Materials                                     3.13
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Belgacom S.A.                                 5.39%
Orange                                        5.35
Banco Santander S.A.                          5.22
BAE Systems PLC                               4.40
AstraZeneca PLC                               4.16
Carillion PLC                                 4.16
RSA Insurance Group PLC                       3.89
E. ON SE                                      3.83
Bouygues S.A.                                 3.80
SSE PLC                                       3.65
                                            -------
      Total                                  43.85%
                                            =======



                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  AUGUST 27, 2007 - SEPTEMBER 30, 2013

            First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
            Select Dividend Index Fund        Dividend 30 Index          Index               Index
            -----------------------------     ----------------------     ---------------     -----------
8/27/07     $10,000                           $10,000                    $10,000             $10,000
9/30/07      10,323                            10,304                     10,622              10,636
3/31/08       8,841                             9,039                      9,670               9,675
9/30/08       5,562                             5,539                      7,333               7,347
3/31/09       3,201                             3,263                      4,836               4,846
9/30/09       5,182                             5,275                      7,484               7,462
3/31/10       5,053                             5,178                      7,600               7,565
9/30/10       5,133                             5,271                      7,697               7,658
3/31/11       5,682                             5,844                      8,574               8,520
9/30/11       4,789                             4,959                      6,786               6,754
3/31/12       5,151                             5,305                      7,927               7,877
9/30/12       5,159                             5,319                      7,987               7,923
3/31/13       5,154                             5,322                      8,807               8,707
9/30/13       5,845                             6,054                     10,001               9,843

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2008 through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/08 - 9/30/09        34          27         43         84           19         18          15         12
10/1/09 - 9/30/10        49          28         14         11           57         46          36         11
10/1/10 - 9/30/11        79          70          5          0           67         28           3          1
10/1/11 - 9/30/12        85          80         24          2           44         16           0          0
10/1/12 - 9/30/13       103         130          5          0           12          0           0          0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the FTSE Index or in Depositary Receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL              CUMULATIVE
                                                                             TOTAL RETURNS             TOTAL RETURNS
                                                           1 Year      5 Years     Inception      5 Years      Inception
                                                            Ended       Ended      (8/27/07)       Ended       (8/27/07)
                                                           9/30/13     9/30/13     to 9/30/13     9/30/13      to 9/30/13

FUND PERFORMANCE
 NAV                                                       10.02%       6.18%         0.08%        34.99%         0.47%
 Market Price                                               9.98%       6.44%         0.08%        36.64%         0.46%

INDEX PERFORMANCE
 FTSE EPRA/NAREIT Developed Index                          10.95%       7.43%         0.99%        43.08%         6.16%
 S&P Global REIT Index                                      6.69%       5.39%         0.45%        30.04%         2.79%
 MSCI World REIT Index                                      4.17%       4.04%        -0.61%        21.93%        -3.67%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 10.02% during the 12-month period covered by this report. During the same period, the benchmark S&P Global REIT Index generated a return of 6.69%. The currency effect of holding assets in foreign currencies was negative during the period, reducing the Fund's total return by about -3.7%, in large part as a result of the Fund's allocation to local Japanese and Australian shares. During the year, the Yen depreciated versus the U.S. dollar by about -21.0%, while the Australian dollar lost about -10.2% versus the greenback. Even with the slide in the Yen, Japan was the top-performing country in the Fund for the period, with Japanese REITs returning 86.8% (local) during the period. The Fund held a weight of 12.3% in Japanese REITs, with Mitsui Fudosan Co., Ltd. (+112.2%) and Mitsubishi Estate Co., Ltd. (+94.6%) two of the top-performing stocks. U.S. REITs, with a 46.2% weight in the Fund, appreciated much less, returning only 4.7% during the period. In large part, the weak performance from U.S. REITs was a result of the rising rate environment in the U.S., especially dampening capitalization rates for residential REITs such as Equity Residential (-4.5%), one of the Fund's worst performers during the period.

------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                   99.91%
Health Care                                   0.05
Health Care                                   0.04
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Simon Property Group, Inc.                    4.26%
Mitsubishi Estate Co., Ltd.                   3.50
Mitsui Fudosan Co., Ltd.                      2.64
Unibail-Rodamco SE                            2.26
Public Storage                                2.15
Sumitomo Realty & Development Co., Ltd.       2.09
Westfield Group                               1.99
Sun Hung Kai Properties Ltd.                  1.96
Equity Residential                            1.79
Prologis, Inc.                                1.75
                                            -------
      Total                                  24.39%
                                            =======

                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                AUGUST 27, 2007 - SEPTEMBER 30, 2013

            First Trust FTSE EPRA/NAREIT Developed     FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
8/27/07     $10,000                                    $10,000              $10,000        $10,000
9/30/07      10,686                                     10,693               10,581         10,656
3/31/08       9,012                                      9,057                9,112          9,061
9/30/08       7,443                                      7,420                7,905          7,901
3/31/09       3,849                                      3,909                3,762          3,678
9/30/09       6,500                                      6,645                6,368          6,086
3/31/10       7,022                                      7,212                6,985          6,578
9/30/10       7,636                                      7,868                7,608          7,124
3/31/11       8,314                                      8,606                8,557          8,108
9/30/11       7,012                                      7,327                7,481          7,136
3/31/12       8,517                                      8,881                9,051          8,602
9/30/12       9,131                                      9,568                9,636          9,248
3/31/13      10,251                                     10,768               10,771         10,122
9/30/13      10,046                                     10,616               10,281          9,634

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2008 through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/08 - 9/30/09        44          48         40        49            16         17          12        26
10/1/09 - 9/30/10       109          64         14         9            32         22           2         0
10/1/10 - 9/30/11       154          31          1         0            57         10           0         0
10/1/11 - 9/30/12       123          21          0         0           104          3           0         0
10/1/12 - 9/30/13       162          30          0         0            55          1           2         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Select Dividend Index or in Depositary Receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL               CUMULATIVE
                                                                            TOTAL RETURNS              TOTAL RETURNS
                                                          1 Year      5 Years     Inception       5 Years      Inception
                                                           Ended       Ended      (11/21/07)       Ended       (11/21/07)
                                                          9/30/13     9/30/13     to 9/30/13      9/30/13      to 9/30/13

FUND PERFORMANCE
 NAV                                                      14.39%      10.30%        2.38%          63.29%        14.76%
 Market Price                                             14.58%      10.69%        2.40%          66.14%        14.94%

INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)               14.52%      10.77%        2.49%          66.75%        15.47%
 Dow Jones World Developed Markets Index(SM)              21.44%       8.69%        2.95%          51.67%        18.55%
 MSCI World Index                                         20.21%       7.84%        2.26%          45.84%        13.98%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 14.39% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 20.21%. European stocks were some of the top performing in the Fund, as they generally rallied during the preceding 12 months, with French and UK stocks generally leading the performance in the Fund with French companies up 33.2% (local) and UK companies up 20.2% (local). However, the Fund, with its focus on dividends, trailed the benchmark due to its higher weight in Utilities and Telecommunication stocks. These sectors, which tend to hold higher dividend payers lagged as investors generally sought riskier assets during the period. In particular, beginning in May, broader equities outperformed dividend-yielding stocks as economic outlooks generally brightened, and the market continued to price in an expectation that the Fed would taper its bond buying program. The Financials (+23.6% local) and the Industrials (+32.9% local) sectors were two of the top contributors to the Fund's absolute return, while the Telecommunication Services (+2.0% local) sector was one the weakest performing allocations. R.R. Donnelley & Sons Co. (+58.8%) was one of the top-performing stocks during the period, while Cliffs Natural Resources, Inc. (-41.3%) was one of the worst-performing stocks during the period.

------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Telecommunication Services                   24.24%
Industrials                                  19.00
Financials                                   18.43
Utilities                                    13.49
Energy                                        5.90
Consumer Discretionary                        4.49
Information Technology                        4.12
Health Care                                   4.10
Consumer Staples                              3.42
Materials                                     2.81
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
R.R. Donnelley & Sons Co.                     2.84%
Orange                                        2.74
Cable & Wireless Communications PLC           2.22
Neopost S.A.                                  2.20
ACS Actividades de Construccion y
   Servicios S.A.                             2.14
Koninklijke (Royal) KPN N.V.                  1.90
Telecom Corp. of New Zealand Ltd.             1.83
EDP-Energias de Portugal S.A.                 1.66
NCC AB, Class B                               1.65
Seadrill Ltd.                                 1.58
                                            -------
     Total                                   20.76%
                                            =======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      NOVEMBER 21, 2007 - SEPTEMBER 30, 2013

            First Trust Dow Jones Global     Dow Jones Global Select     Dow Jones World Developed     MSCI World
            Select Dividend Index Fund       Dividend Index(SM)          Markets Index(SM)             Index
            ----------------------------     -----------------------     -------------------------     ----------
11/21/07    $10,000                          $10,000                     $10,000                       $10,000
3/31/08       9,345                            9,362                       9,379                         9,378
9/30/08       7,028                            6,925                       7,816                         7,815
3/31/09       4,375                            4,380                       5,416                         5,385
9/30/09       7,857                            7,873                       7,765                         7,636
3/31/10       8,160                            8,200                       8,381                         8,204
9/30/10       8,669                            8,709                       8,372                         8,152
3/31/11       9,654                            9,711                       9,611                         9,308
9/30/11       8,533                            8,637                       8,023                         7,798
3/31/12       9,652                            9,683                       9,642                         9,360
9/30/12      10,033                           10,084                       9,761                         9,482
3/31/13      10,553                           10,601                      10,854                        10,470
9/30/13      11,477                           11,548                      11,854                        11,398

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2008 through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/08 - 9/30/09        22          33         59        71            17         12          22        16
10/1/09 - 9/30/10       129          53          8         3            47         11           1         0
10/1/10 - 9/30/11       109          82          1         0            52          7           2         0
10/1/11 - 9/30/12       160          51          0         0            35          5           0         0
10/1/12 - 9/30/13       195          23          0         0            32          0           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in common stocks that comprise the ISE Index or in Depositary Receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC(R), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL               CUMULATIVE
                                                                            TOTAL RETURNS              TOTAL RETURNS
                                                          1 Year      5 Years     Inception        5 Years     Inception
                                                          Ended        Ended      (6/16/08)         Ended      (6/16/08)
                                                         9/30/13      9/30/13     to 9/30/13       9/30/13     to 9/30/13

FUND PERFORMANCE
 NAV                                                      56.63%      -10.28%      -17.12%         -41.87%      -62.97%
 Market Price                                             58.02%      -10.25%      -17.07%         -41.76%      -62.86%

INDEX PERFORMANCE
 ISE Global Wind Energy(TM) Index                         57.54%       -9.32%      -16.42%         -38.67%      -61.28%
 Russell 3000(R) Index                                    21.60%       10.58%        6.84%          65.31%       41.89%
 MSCI World Index                                         20.21%        7.84%        3.20%          45.84%       18.15%
-------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 56.63% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 20.21%. The seemingly extraordinary return comes after four straight annual periods of double-digit negative returns, forcing the market into a period of consolidation and cost reduction. The worst annual period was 9/30/09 to 9/30/10 when the Fund returned -35.10%. While the industry has generally adapted to a slower growth environment for wind energy stocks, in an effort to be profitable at lower production levels, the current year presented an unexpected surge in demand leading to some of the outsized returns of pure-play wind energy stocks. For example, Gamesa Corp. Tecnologica S.A. (+294.1% local) and Vestas Wind Systems A/S (+237.3% local) are two of the larger weights in the portfolio that benefitted from consolidation in the sector over the last several years, and then jumped this year on strong demand coming from China and Japan over the last 12 months. Nordex SE (+242.1% local), along with Gamesa and Vesta, made up 22% of the Fund's weight as the three names combined for some of the strongest moves during the period.

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Wind Energy(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Wind Energy(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    56.04%
Industrials                                  39.13
Energy                                        3.06
Consumer Discretionary                        0.89
Materials                                     0.88
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Vestas Wind Systems A/S                       9.63%
Nordex SE                                     9.57
Gamesa Corp. Tecnologica S.A.                 8.31
EDP Renovaveis S.A.                           6.34
China Longyuan Power Group Corp., Class H     6.30
Greentech Energy Systems A/S                  5.66
Iberdrola S.A.                                4.97
Infigen Energy                                4.31
China WindPower Group Ltd.                    3.51
PNE Wind AG                                   2.90
                                            -------
     Total                                   61.50%
                                            =======

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JUNE 16, 2008 - SEPTEMBER 30, 2013

            First Trust ISE Global Wind     ISE Global Wind      Russell 3000(R)     MSCI World
            Energy Index Fund               Energy(TM) Index     Index               Index
            ---------------------------     ----------------     ---------------     ----------
6/16/08     $10,000                         $10,000              $10,000             $10,000
9/30/08       6,370                           6,314                8,583               8,101
3/31/09       3,502                           3,515                5,912               5,582
9/30/09       5,461                           5,512                8,032               7,916
3/31/10       4,574                           4,646                9,011               8,505
9/30/10       3,544                           3,626                8,912               8,451
3/31/11       4,061                           4,162               10,579               9,649
9/30/11       2,819                           2,917                8,961               8,083
3/31/12       2,736                           2,827               11,340               9,702
9/30/12       2,364                           2,458               11,667               9,828
3/31/13       2,713                           2,821               12,991              10,852
9/30/13       3,703                           3,872               14,187              11,814


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2008 through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/08 - 9/30/09        57          52         40        11            41         30          17         4
10/1/09 - 9/30/10        77          18          1         0           108         41           7         0
10/1/10 - 9/30/11        69          20          0         0           106         48          10         0
10/1/11 - 9/30/12        12           1          0         0            78        135          25         0
10/1/12 - 9/30/13        39          23          2         0           126         57           3         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by the International Securities Exchange, LLC(R), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.

-----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL            CUMULATIVE
                                                                                    TOTAL RETURNS           TOTAL RETURNS
                                                                 1 Year Ended    Inception (10/13/08)    Inception (10/13/08)
                                                                   9/30/13            to 9/30/13              to 9/30/13

FUND PERFORMANCE
 NAV                                                                25.04%              11.66%                  72.87%
 Market Price                                                       25.57%              11.65%                  72.81%

INDEX PERFORMANCE
 ISE Global Engineering and Construction(TM) Index                  26.34%              13.78%                  89.81%
 Russell 3000(R) Index                                              21.60%              14.18%                  93.17%
 MSCI World Industrials Index                                       28.18%              13.68%                  89.03%
-----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 25.04% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Industrials Index generated a return of 28.18%. During the year, the Yen depreciated versus the U.S. dollar by about -21.0%, yet even with the slide in the Yen, Japan was the top-performing country in the Fund for the period, with Japanese companies returning 58.8% (local). Among them, Taisei Corp. (+118.6% local) and Kajima Corp. (+90.1% local) were two of the top performers. In fact, of the 16 countries represented in the Fund, only 3 of them had negative returns. Norwegian stocks were dragged lower by Aker Solutions ASA (-19.9% local) and Egyptian stocks were lowered by Orascom Construction (-27.3% local).

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Engineering and Construction(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  93.34%
Energy                                        6.66
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Bouygues S.A.                                 3.61%
TAISEI Corp.                                  3.55
Fluor Corp.                                   3.39
Vinci S.A.                                    3.24
Chicago Bridge & Iron Co. N.V.                3.18
JGC Corp.                                     3.01
KAJIMA Corp.                                  2.91
Jacobs Engineering Group, Inc.                2.84
Quanta Services, Inc.                         2.80
OBAYASHI Corp.                                2.77
                                            -------
     Total                                   31.30%
                                            =======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         OCTOBER 13, 2008 - SEPTEMBER 30, 2013

            First Trust ISE Global Engineering     ISE Global Engineering and     Russell 3000(R)     MSCI World
            and Construction Index Fund            Construction(TM) Index         Index               Industrials Index
            ----------------------------------     --------------------------     ---------------     -----------------
10/13/08    $10,000                                $10,000                        $10,000             $10,000
3/31/09       8,987                                  9,388                          8,048               7,741
9/30/09      13,384                                 14,103                         10,935              11,514
3/31/10      13,471                                 14,263                         12,268              12,962
9/30/10      13,522                                 14,368                         12,133              13,181
3/31/11      16,744                                 17,882                         14,403              15,709
9/30/11      11,724                                 12,719                         12,200              12,195
3/31/12      14,306                                 15,435                         15,439              15,069
9/30/12      13,826                                 15,022                         15,884              14,746
3/31/13      15,249                                 16,595                         17,687              16,942
9/30/13      17,288                                 18,979                         19,315              18,901


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 15, 2008 (commencement of trading) through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/15/08 - 9/30/09       79          44         32        26            36         12           8         5
10/1/09 - 9/30/10       112          28          2         0            88         18           4         0
10/1/10 - 9/30/11       131          12          1         0            89         20           0         0
10/1/11 - 9/30/12        90           2          0         0           145         14           0         0
10/1/12 - 9/30/13        54           1          0         0           182         13           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. provides a list of companies to be included in the Index to The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), which then compiles the Index.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL             CUMULATIVE
                                                                                TOTAL RETURNS            TOTAL RETURNS
                                                            1 Year Ended     Inception (11/16/09)     Inception (11/16/09)
                                                              9/30/13             to 9/30/13               to 9/30/13

FUND PERFORMANCE
 NAV                                                           18.44%               4.09%                    16.78%
 Market Price                                                  18.29%               3.96%                    16.23%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure
     Index(SM)                                                 19.59%               5.01%                    20.84%
 Russell 3000(R) Index                                         21.60%               14.51%                   68.96%
 S&P 1500 Industrials Index                                    30.73%               16.90%                   83.06%
 MSCI World Industrials Index                                  28.18%               12.49%                   57.70%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 18.44% during the 12-month period covered by this report. During the same period, the benchmark S&P 1500 Industrials Index generated a return of 30.73%. Schneider Electric S.A. (+38.85% local) and ABB Ltd. (+25.2% local) were two of the top performing stocks during the period covered by this report. American Superconductor Corp. (-43.6%) and Echelon Corp. (-34.9% local) were two of the worst-performing stocks during the period covered by this report. The Fund's return was much lower than the benchmark due to the benchmark's large allocation to Aerospace and Defense stocks such as Boeing (+74.1%) and United Technologies (+40.0%). The two stocks did quite well during the period and account for a combined weight of 8.0% in the benchmark.

------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The Nasdaq OMX Group, Inc. ("Nasdaq(R)") and Clean Edge, Inc. ("Clean Edge(R)") respectively. Nasdaq(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Index and Marks are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  72.50%
Utilities                                    14.10
Information Technology                       13.40
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
ABB Ltd.                                      8.29%
Schneider Electric S.A.                       8.28
Prysmian S.p.A.                               8.27
Red Electrica Corp. S.A.                      8.23
Quanta Services, Inc.                         7.87
Itron, Inc.                                   4.28
MYR Group, Inc.                               4.15
ESCO Technologies, Inc.                       4.05
ITC Holdings Corp.                            3.95
General Cable Corp.                           3.89
                                            -------
     Total                                   61.26%
                                            =======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      NOVEMBER 16, 2009 - SEPTEMBER 30, 2013

            First Trust NASDAQ(R)         NASDAQ OMX(R) Clean Edge(R)     Russell     S&P 1500        MSCI World
            Clean Edge(R) Smart Grid      Smart Grid Infrastructure       3000(R)     Industrials     Industrials
            Infrastructure Index Fund     Index(SM)                       Index       Index           Index
            -------------------------     ---------------------------     -------     -----------     -----------
11/16/09    $10,000                       $10,000                         $10,000     $10,000         $10,000
3/31/10      10,257                        10,297                          10,731      11,205          10,814
9/30/10      10,154                        10,236                          10,614      11,249          10,997
3/31/11      11,775                        11,912                          12,600      13,832          13,106
9/30/11       8,161                         8,341                          10,672      10,743          10,174
3/31/12       9,553                         9,741                          13,505      14,081          12,572
9/30/12       9,860                        10,103                          13,895      14,004          12,302
3/31/13      10,996                        11,314                          15,472      16,373          14,134
9/30/13      11,678                        12,082                          16,896      18,307          15,769



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 17, 2009 (commencement of trading) through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
11/17/09 - 9/30/10      146           5          4         1            57          4           1         1
10/1/10 - 9/30/11        54           3          0         0           182         14           0         0
10/1/11 - 9/30/12        22           7          0         1           187         34           0         0
10/1/12 - 9/30/13        26          17          0         0           154         53           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

First Trust ISE Global Copper Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "CU." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC(R). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in the copper mining business based on analysis of revenue derived from the sale of copper. Issuers of component securities must be actively engaged in some aspect of the copper mining business such as copper mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for copper continues to evolve.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                              1 Year Ended     Inception (3/11/10)     Inception (3/11/10)
                                                                 9/30/13           to 9/30/13              to 9/30/13

FUND PERFORMANCE
 NAV                                                            -20.27%              -5.80%                  -19.13%
 Market Price                                                   -20.15%              -5.88%                  -19.38%

INDEX PERFORMANCE
 ISE Global Copper(TM) Index                                    -19.65%              -4.61%                  -15.46%
 MSCI All Country World Materials Index                           0.39%               0.30%                    1.05%
 MSCI All Country World Index                                    17.73%               9.22%                   36.83%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -20.27% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of 0.39%. During the period, copper metal prices dropped by about -12% on global growth and consumption concerns, particularly in China, while inventory levels for the metal reached 10-year highs in late June. Freeport-McMoRan Copper & Gold, Inc. (-12.2%), one of the largest holdings in the Fund, was weakened after news that it would re-enter the energy sector after 18 years of absence weighed heavily on investors' appetite for the stock. Kazakhmys PLC (-61.0% local), the London incorporated copper miner that operates in Kazakhstan, was similarly burdened by Chinese consumption concerns. The stock was one of the weakest in the Fund during the period. Inmet Mining Corp. (+44.9% local) was one of the few bright spots in the portfolio as it increased 28% in late November, as speculation grew that the company would be bought out. The Fund underperformed the benchmark during the period primarily due to its concentration in metals stocks which were much weaker compared to chemicals companies in the benchmark. Specifically, within the benchmark, metals companies were down -10.4%, while chemical companies such as Potash were up 14.6%.

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Copper(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Copper(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                   100.00%
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Freeport-McMoRan Copper & Gold, Inc.          7.59%
Southern Copper Corp.                         7.51
Antofagasta PLC                               7.45
Rio Tinto PLC, ADR                            7.40
KGHM Polska Miedz S.A.                        5.96
Lundin Mining Corp.                           5.64
First Quantum Minerals Ltd.                   4.75
MMC Norilsk Nickel OJSC, ADR                  4.62
HudBay Minerals, Inc.                         4.49
OZ Minerals Ltd.                              4.42
                                            -------
     Total                                   59.83%
                                            =======

                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      MARCH 11, 2010 - SEPTEMBER 30, 2013

            First Trust ISE Global Copper     ISE Global           MSCI All Country          MSCI All Country
            Index Fund                        Copper(TM) Index     World Materials Index     World Index
            -----------------------------     ----------------     ---------------------     -----------------
3/11/10     $10,000                           $10,000              $10,000                   $10,000
3/31/10      10,297                            10,337               10,291                    10,172
9/30/10      11,208                            11,329               10,440                    10,220
3/31/11      14,567                            14,768               12,429                    11,604
9/30/11       8,910                             9,156                9,096                     9,606
3/31/12      10,984                            11,290               10,529                    11,519
9/30/12      10,141                            10,521               10,066                    11,621
3/31/13       9,256                             9,630               10,081                    12,731
9/30/13       8,087                             8,454               10,105                    13,683


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/12/10 - 9/30/10        71          43          7         0            18          1           1         0
10/1/10 - 9/30/11       101          62          1         1            55         29           4         0
10/1/11 - 9/30/12        57          23          4         1           126         40           0         0
10/1/12 - 9/30/13       100          25          1         0           100         23           0         1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

First Trust ISE Global Platinum Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Platinum(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "PLTM." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC(R). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in platinum group metals ("PGM") mining based on revenue analysis of those companies. PGMs collectively refer to six elements, platinum, palladium, osmium, iridium, ruthenium and rhodium, which have similar physical and chemical properties and tend to occur together in the same mineral deposits. Issuers of component securities must be actively engaged in some aspect of PGM mining such as mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for PGMs continues to evolve.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                              1 Year Ended     Inception (3/11/10)     Inception (3/11/10)
                                                                 9/30/13          to 9/30/13               to 9/30/13

FUND PERFORMANCE
 NAV                                                             -9.84%             -20.66%                 -56.09%
 Market Price                                                   -10.41%             -20.66%                 -56.09%

INDEX PERFORMANCE
 ISE Global Platinum(TM) Index                                   -9.16%             -19.92%                 -54.61%
 MSCI All Country World Index                                    17.73%               9.22%                  36.83%
 MSCI All Country World Materials Index                           0.39%               0.30%                   1.05%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -9.84% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of 0.39%. Companies mining platinum continued to battle geopolitical and labor issues in southern Africa, where many platinum mines are located. Additional headwinds came from falling gold and platinum prices during the reporting period. Moreover, currency movement contributed -7.4% to the Fund's return. Most of the negative currency effect came from the Fund's 34.1% average weight in South Africa and the softening of the South African Rand.

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Platinum(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Platinum(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                    96.42%
Information Technology                        3.58
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
MMC Norilsk Nickel OJSC, ADR                  9.12%
Impala Platinum Holdings Ltd.                 8.93
African Rainbow Minerals Ltd.                 8.82
Johnson Matthey PLC                           8.80
Lonmin PLC                                    8.73
Royal Bafokeng Platinum Ltd.                  4.97
North American Palladium Ltd.                 4.79
Aquarius Platinum Ltd.                        4.79
Xinjiang Xinxin Mining Industry Co., Ltd.,
   Class H                                    4.76
Anglo American Platinum Ltd.                  4.61
                                            -------
     Total                                   68.32%
                                            =======

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  MARCH 11, 2010 - SEPTEMBER 30, 2013

            First Trust ISE Global     ISE Global             MSCI All Country     MSCI All Country
            Platinum Index Fund        Platinum(TM) Index     World Index          World Materials Index
            ----------------------     ------------------     ----------------     ---------------------
3/11/10     $10,000                    $10,000                $10,000              $10,000
3/31/10      10,337                     10,383                 10,172               10,291
9/30/10       9,794                      9,934                 10,220               10,440
3/31/11      10,930                     11,082                 11,604               12,429
9/30/11       6,416                      6,555                  9,606                9,096
3/31/12       6,576                      6,680                 11,519               10,529
9/30/12       4,871                      4,997                 11,621               10,066
3/31/13       4,667                      4,796                 12,731               10,081
9/30/13       4,391                      4,539                 13,683               10,105


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/12/10 - 9/30/10        80          43          3         1            14          0           0         0
10/1/10 - 9/30/11        77          66         17         0            52         37           4         0
10/1/11 - 9/30/12        67          41         20         1            71         45           5         1
10/1/12 - 9/30/13        74          57         14         0            71         32           2         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC(R). The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors. The Index has been created to provide investors an opportunity to take advantage of both event-driven news and long-term economic trends as the economies of these countries continue to evolve.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                              1 Year Ended     Inception (4/12/10)     Inception (4/12/10)
                                                                 9/30/13           to 9/30/13              to 9/30/13

FUND PERFORMANCE
 NAV                                                              0.69%             -4.95%                  -16.15%
 Market Price                                                     0.61%             -5.17%                  -16.81%

INDEX PERFORMANCE
 ISE BICK(TM) Index                                               1.95%             -4.00%                  -13.19%
 MSCI All Country World Index                                    17.73%              8.14%                   31.19%
 MSCI Emerging Markets Index                                      0.98%              1.09%                    3.83%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 0.69% during the 12-month period covered by this report. During the same period, the benchmark MSCI Emerging Markets Index generated a return of 0.98%. By country, India was the worst contributor to total return with a -2.7% contribution. The Indian Financials sector alone contributed -2.3% to total return. The State Bank of India, GDR returned -38.6% for the year as it suffered a downgrade in its credit rating from Moody's. China made the best contribution to the Fund's return with 3.9%. The Financials sector was the leading performer and contributor from the country. The Fund's Chinese Financials' stocks returned 18.1% and contributed 1.8% to the Fund's return.

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   27.50%
Information Technology                       19.13
Consumer Discretionary                       11.03
Energy                                       10.59
Industrials                                   8.96
Materials                                     8.73
Consumer Staples                              5.11
Utilities                                     3.06
Telecommunication Services                    2.95
Health Care                                   2.94
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Dr. Reddy's Laboratories Ltd., ADR            2.01%
WNS Holdings Ltd., ADR                        2.01
Wipro Ltd., ADR                               2.01
Tata Motors Ltd., ADR                         1.94
Mahindra & Mahindra Ltd., GDR                 1.93
State Bank of India, GDR                      1.92
Infosys Ltd., ADR                             1.91
ICICI Bank Ltd., ADR                          1.89
Larsen & Toubro Ltd., GDR                     1.87
HDFC Bank Ltd., ADR                           1.84
                                            -------
     Total                                   19.33%
                                            =======

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 12, 2010 - SEPTEMBER 30, 2013

            First Trust BICK     ISE BICK(TM)     MSCI All Country     MSCI Emerging
            Index Fund           Index            World Index          Markets Index
            ----------------     ------------     ----------------     -------------
4/12/10     $10,000              $10,000          $10,000              $10,000
9/30/10      10,417               10,488            9,800               10,487
3/31/11      11,231               11,311           11,127               11,486
9/30/11       7,586                7,795            9,211                8,793
3/31/12       8,996                9,139           11,045               10,475
9/30/12       8,328                8,515           11,143               10,282
3/31/13       8,480                8,665           12,207               10,656
9/30/13       8,385                8,681           13,119               10,383


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 13, 2010 (commencement of trading) through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
4/13/10 - 9/30/10        20          46         47         1             3          2           0         0
10/1/10 - 9/30/11        73          58         16         0            85         19           2         0
10/1/11 - 9/30/12        87          30          2         1            85         45           1         0
10/1/12 - 9/30/13        26           7          0         0           135         77           5         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

The First Trust NASDAQ CEA Smartphone Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX CEA Smartphone Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets in common stocks and Depositary Receipts representing securities included in the Index.

The Index is owned by NASDAQ OMX. The Index is designed to track the performance of companies engaged in the Smartphone segment of the telecommunications and technology sectors. To be eligible for the Index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Electronics Association. Component securities must be listed on an index-eligible global stock exchange, as determined by NASDAQ OMX, have a minimum float-adjusted market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                              1 Year Ended     Inception (2/17/11)     Inception (2/17/11)
                                                                 9/30/13           to 9/30/13              to 9/30/13

FUND PERFORMANCE
 NAV                                                             40.61%              3.62%                    9.76%
 Market Price                                                    40.18%              3.50%                    9.42%

INDEX PERFORMANCE
 NASDAQ OMX CEA Smartphone Index(SM)                             41.89%              4.58%                   12.44%
 MSCI World Index                                                20.21%              7.42%                   20.61%
 MSCI All Country World Information Technology Index             11.26%              6.37%                   17.55%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 40.61% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Information Technology Index generated a return of 11.26%. The Fund's heavy exposure to producers of communications equipment and components set the Fund's return apart from broad technology indices during the period. The Fund's holdings in the Communications Equipment industry comprised an average of 20.9% of the Fund's weight and returned 44.1%, resulting in a 9.5% contribution to the Fund's return. Nokia Oyj ADR, the Fund's top individual contributor, was a part of the industry's performance. The company's stock soared after Microsoft bought Nokia's smartphone business for $7.2 billion. For the reporting period, Nokia's ADR, which was held in the Fund, returned 152.8% and contributed 3.9% to the Fund's return. The Fund's holdings in the Electronic Equipment Instruments & Components industry comprised an average of 17.1% of the Fund's weight and returned 62.5%, resulting in a 10.3% contribution to the Fund's return. Sanmina Corp. was the industry's top performer, with a 105.5% one-year return and a 2.7% contribution to return. The company cited improved efficiencies as it increased its third quarter 2013 net income to $18.7 million, versus $8.9 million for the same quarter in 2012.

------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone Index(SM) are registered trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       77.26%
Telecommunication Services                   12.77
Consumer Discretionary                        7.08
Industrials                                   1.45
Health Care                                   1.44
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Nokia Oyj, ADR                                4.37%
Inventec Corp.                                3.12
Compal Communications, Inc.                   3.06
Wistron Corp.                                 2.83
Sanmina Corp.                                 2.82
SONY Corp.                                    2.79
Benchmark Electronics, Inc.                   2.73
Celestica, Inc.                               2.72
Samsung Electronics Co., Ltd.                 2.71
LG Electronics, Inc.                          2.66
                                            -------
     Total                                   29.81%
                                            =======

                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 17, 2011 - SEPTEMBER 30, 2013

            First Trust NASDAQ CEA     NASDAQ OMX CEA           MSCI World     MSCI All Country World
            Smartphone Index Fund      Smartphone Index(SM)     Index          Information Technology Index
            ----------------------     --------------------     ----------     ----------------------------
2/17/11     $10,000                    $10,000                  $10,000        $10,000
3/31/11       9,433                      9,403                    9,849          9,547
9/30/11       7,503                      7,595                    8,251          8,390
3/31/12       9,238                      9,328                    9,904         10,774
9/30/12       7,805                      7,925                   10,032         10,566
3/31/13       9,021                      9,180                   11,077         10,774
9/30/13      10,976                     11,244                   12,061         11,755

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 18, 2011 (commencement of trading) through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
2/18/11 - 9/30/11        85          10          0         0            58          3           0         0
10/1/11 - 9/30/12        54          12          0         0           141         44           0         0
10/1/12 - 9/30/13        85          13          0         0           109         43           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Index.

The Index is owned and was developed by NASDAQ OMX. The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for the index, component securities must be listed on an Index-eligible global stock exchange, as determined by NASDAQ OMX, have a minimum worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                              1 Year Ended     Inception (5/09/11)     Inception (5/09/11)
                                                                 9/30/13           to 9/30/13              to 9/30/13

FUND PERFORMANCE
 NAV                                                             59.44%              12.31%                  32.05%
 Market Price                                                    61.00%              12.58%                  32.80%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)                                60.93%              13.63%                  35.79%
 MSCI World Index                                                20.21%               8.03%                  20.33%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 59.44% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 20.21%. Pent-up demand for autos in the U.S., caused by an extended replacement cycle and solid sales growth in China, gave the global auto industry strong tailwinds during the reporting period. Japanese auto manufacturers Fuji Heavy Industries, Ltd. (+322.6% local), Mazda Motor Corp. (+380.2% local), and Toyota Motor Corp. (+110.7% local) had even stronger tailwinds as the Japanese Yen weakened, making Japanese exports cheaper in other markets. However, the weakening currency cut both ways as it tempered the USD returns of Japanese companies. Electric car producer Tesla Motors, Inc. was the top-performing company in the Fund with a 560.4% one-year return. After earning $413 million in revenue in 2012, the company reported $967 million in revenue in the first half of 2013. Moreover, Tesla was profitable in the first half of 2013, which is earlier than analysts expected the company to turn a profit.

------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       99.88%
Industrials                                   0.12
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Daimler AG                                    8.51%
Toyota Motor Corp.                            7.86
Honda Motor Co., Ltd.                         7.81
Ford Motor Co.                                7.77
Hyundai Motor Co.                             7.49
Tesla Motors, Inc.                            4.28
Bayerische Motoren Werke AG                   4.26
Fuji Heavy Industries Ltd.                    4.22
Harley-Davidson, Inc.                         4.00
General Motors Co.                            3.96
                                            -------
     Total                                   60.16%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 9, 2011 - SEPTEMBER 30, 2013

            First Trust NASDAQ Global     NASDAQ OMX Global        MSCI World
            Auto Index Fund               Auto Index Index(SM)     Index
5/9/11      $10,000                       $10,000                  $10,000
9/30/11       7,545                         7,717                    8,232
3/31/12       9,324                         9,459                    9,881
9/30/12       8,282                         8,439                   10,009
3/31/13      10,210                        10,402                   11,052
9/30/13      13,205                        13,579                   12,033

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2011 (commencement of trading) through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
5/10/11 - 9/30/11        59          13          0         0            24          4           0         0
10/1/11 - 9/30/12       103          30          0         1            91         24           1         1
10/1/12 - 9/30/13        97          77         16         0            50         10           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

The First Trust ISE Cloud Computing Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and Depositary Receipts included in the Index.

The Index is owned and was developed by International Securities Exchange, LLC (the "Index Provider"). The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. The Index is designed to provide a benchmark for investors interested in tracking companies actively involved in the cloud computing industry. To be eligible for the Index, a security must be engaged in a business activity supporting or utilizing the cloud computing space. Component securities must be listed on an Index-eligible global stock exchange, as determined by NASDAQ OMX, have a market capitalization of $100 million.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL            CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                              1 Year Ended     Inception (7/05/11)     Inception (7/05/11)
                                                                 9/30/13           to 9/30/13              to 9/30/13

FUND PERFORMANCE
 NAV                                                             23.82%              9.35%                   22.14%
 Market Price                                                    23.45%              9.35%                   22.14%

INDEX PERFORMANCE
 ISE Cloud Computing(TM) Index                                   24.58%             10.00%                   23.78%
 S&P 500 Index                                                   19.34%             13.24%                   32.09%
 S&P Composite 1500 Information Technology Index                  8.75%             11.34%                   27.17%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 23.82% during the 12-month period covered by this report. During the same period, the benchmark S&P 500 Index generated a return of 19.34%. Netflix, Inc. was a stand-out performer in the Fund this reporting period with a 468.0% return, making the company responsible for 8.3% of the Fund's 23.82% return. The popularity of Netflix's original shows and strong subscriber growth (domestically and internationally) helped boost the stock's return. Facebook, Inc. was another solid performer with a 91.3% one-year return and a 3.2% contribution to the Fund's return. The company's stock saw a sharp increase in value after announcing second quarter earnings where growth in revenue generated from mobile advertising helped the company beat profit and sales expectations. Apple, Inc. was the worst-performing company in the Fund with a -26.8% return due to slowing sales growth.

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Cloud Computing(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R), and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       91.81%
Consumer Discretionary                        7.32
Financials                                    0.87
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Facebook, Inc., Class A                       6.02%
Rackspace Hosting, Inc.                       4.32
Netflix, Inc.                                 4.09
Salesforce.com, Inc.                          3.91
Brightcove, Inc.                              3.89
Zynga, Inc., Class A                          3.70
NetSuite, Inc.                                3.56
Akamai Technologies, Inc.                     3.44
TIBCO Software, Inc.                          3.36
VMware, Inc., Class A                         3.29
                                            -------
     Total                                   39.58%
                                            =======

                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     JULY 5, 2011 - SEPTEMBER 30, 2013

            First Trust ISE Cloud     ISE Cloud Computing(TM)     S&P 500     S&P Composite 1500
            Computing Index Fund      Index                       Index       Information Technology Index
            ---------------------     -----------------------     -------     ----------------------------
7/5/11      10000                     10000                       10000       10000
9/30/11     7902                      7909                        8501        8886
3/31/12     10604                     10641                       10702       11739
9/30/12     9864                      9934                        11068       11695
3/31/13     10531                     10640                       12196       11682
9/30/13     12214                     12378                       13209       12717

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 6, 2011 (commencement of trading) through September 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
7/6/11 - 9/30/11         34           3          0         0            23          2           0         0
10/1/11 - 9/30/12       126          13          2         0           102          8           0         0
10/1/12 - 9/30/13       134          27          0         0            71         17           1         0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2013 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, or the First Trust ISE Cloud Computing Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2013.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH           DURING THE
                                                   APRIL 1, 2013    SEPTEMBER 30, 2013     PERIOD (a)     SIX-MONTH PERIOD (b)

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                              $1,000.00           $1,134.00             0.60%                $3.21
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                              $1,000.00          $   980.00             0.60%                $2.98
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                              $1,000.00           $1,087.60             0.60%                $3.14
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)
Actual                                              $1,000.00           $1,364.80             0.60%                $3.56
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2013 (UNAUDITED)

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH           DURING THE
                                                   APRIL 1, 2013    SEPTEMBER 30, 2013     PERIOD (a)     SIX-MONTH PERIOD (b)

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)
Actual                                              $1,000.00           $1,133.70             0.70%                $3.74
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                              $1,000.00           $1,062.00             0.70%                $3.62
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)
Actual                                              $1,000.00          $   873.60             0.71%                $3.33
Hypothetical (5% return before expenses)            $1,000.00           $1,021.51             0.71%                $3.60

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)
Actual                                              $1,000.00          $   941.00             0.70%                $3.41
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                              $1,000.00          $   988.90             0.64%                $3.19
Hypothetical (5% return before expenses)            $1,000.00           $1,021.86             0.64%                $3.24

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)
Actual                                              $1,000.00           $1,216.60             0.70%                $3.89
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                              $1,000.00           $1,293.30             0.70%                $4.02
Hypothetical (5% return before expenses)            $1,000.00           $1,021.56             0.70%                $3.55

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)
Actual                                              $1,000.00           $1,159.80             0.60%                $3.25
Hypothetical (5% return before expenses)            $1,000.00           $1,022.06             0.60%                $3.04

(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1, 2013 through September 30, 2013), multiplied by 183/365 (to reflect the one-half year period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 96.8%
            BELGIUM -- 5.4%
    117,791 Belgacom S.A.                     $   3,131,298
                                              -------------
            BERMUDA -- 3.4%
    253,493 Catlin Group Ltd.                     1,988,712
                                              -------------
            FINLAND -- 2.7%
    186,135 Sanoma Oyj                            1,553,685
                                              -------------
            FRANCE -- 16.1%
     60,489 Bouygues S.A.                         2,207,434
    247,984 Orange                                3,109,613
     39,751 SCOR SE                               1,316,196
     28,176 Total S.A.                            1,635,068
      4,384 Unibail-Rodamco SE                    1,087,726
                                              -------------
                                                  9,356,037
                                              -------------
            GERMANY -- 9.1%
    125,059 E. ON SE                              2,224,797
     70,152 K+S AG                                1,818,383
      6,432 Muenchener Rueckversicherungs-
               Gesellschaft AG                    1,256,937
                                              -------------
                                                  5,300,117
                                              -------------
            ITALY -- 3.5%
    407,531 Snam S.p.A.                           2,064,174
                                              -------------
            NETHERLANDS -- 2.8%
     62,532 Wolters Kluwer N.V.                   1,611,985
                                              -------------
            SPAIN -- 5.2%
    371,685 Banco Santander S.A.                  3,031,085
                                              -------------
            SWEDEN -- 1.7%
    109,277 Ratos AB, Class B                     1,017,665
                                              -------------
            SWITZERLAND -- 10.8%
     12,996 Baloise Holding AG                    1,437,054
     20,446 Swiss Prime Site AG                   1,581,465
      2,549 Swisscom AG                           1,224,963
      8,028 Zurich Insurance Group AG             2,067,475
                                              -------------
                                                  6,310,957
                                              -------------
            UNITED KINGDOM -- 36.1%
     46,445 AstraZeneca PLC                       2,417,742
    346,951 BAE Systems PLC                       2,552,283
    434,702 Balfour Beatty PLC                    2,000,741
    477,450 Carillion PLC                         2,417,008
     77,779 GlaxoSmithKline PLC                   1,961,159
     71,586 Provident Financial PLC               1,926,112
     50,787 Royal Dutch Shell PLC, Class B        1,754,976
  1,154,151 RSA Insurance Group PLC               2,258,974
     88,897 SSE PLC                               2,121,324
    143,960 United Utilities Group PLC            1,610,432
                                              -------------
                                                 21,020,751
                                              -------------

            TOTAL COMMON STOCKS -- 96.8%         56,386,466
            (Cost $52,700,342)                -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PREFERRED STOCKS -- 2.9%
            GERMANY -- 2.9%
     51,909 RWE AG                            $   1,702,959
            (Cost $1,896,552)                 -------------

            MONEY MARKET FUNDS -- 0.0%
      4,318 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (b)                      4,318
            (Cost $4,318)                     -------------

            TOTAL INVESTMENTS -- 99.7%           58,093,743
            (Cost $54,601,212) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                  198,685
                                              -------------
            NET ASSETS -- 100.0%              $  58,292,428
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Interest rate shown reflects yield as of September 30, 2013.

(c) Aggregate cost for federal income tax purposes is $55,352,175. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,085,315 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,343,747.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 56,386,466     $    --      $    --
Preferred Stocks        1,702,959          --           --
Money Market Funds          4,318          --           --
                    ---------------------------------------
Total Investments    $ 58,093,743     $    --      $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.

                        See Notes to Financial Statements                Page 31

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

SEPTEMBER 30, 2013

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Insurance                                           17.7%
Diversified Telecommunication Services              12.8
Construction & Engineering                          11.4
Pharmaceuticals                                      7.5
Multi-Utilities                                      6.7
Oil, Gas & Consumable Fuels                          5.8
Media                                                5.4
Commercial Banks                                     5.2
Aerospace & Defense                                  4.4
Electric Utilities                                   3.6
Gas Utilities                                        3.6
Consumer Finance                                     3.3
Chemicals                                            3.1
Water Utilities                                      2.8
Real Estate Management & Development                 2.7
Real Estate Investment Trusts                        1.9
Capital Markets                                      1.8
Money Market Funds                                   0.0+
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                  -------
TOTAL                                              100.0%
                                                  =======
+ Amount is less than 0.1%.

Page 32                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.4%
            AUSTRALIA -- 6.9%
     65,893 BWP Trust                       $       140,155
    183,294 CFS Retail Property Trust               341,989
     30,509 Charter Hall Retail REIT                107,016
    217,899 Commonwealth Property Office
               Fund                                 231,736
    413,321 Dexus Property Group                    387,514
    117,944 Federation Centres Ltd.                 250,867
    159,059 Goodman Group                           724,122
    145,987 GPT Group                               473,944
    196,196 GPT Group, In Specie (b) (c) (d)              0
     53,018 Investa Office Fund                     145,908
    340,052 Mirvac Group                            551,986
    214,069 Stockland                               772,855
    192,406 Westfield Group                       1,976,239
    263,704 Westfield Retail Trust                  730,646
                                              -------------
                                                  6,834,977
                                              -------------
            AUSTRIA -- 0.2%
      6,770 CA Immobilien Anlagen AG                 98,274
      5,601 Conwert Immobilien Invest SE             65,922
                                              -------------
                                                    164,196
                                              -------------
            BELGIUM -- 0.5%
        816 Aedifica                                 56,300
      1,493 Befimmo S.A.                            103,474
      1,569 Cofinimmo                               183,798
        616 Intervest Offices & Warehouses           15,209
        183 Leasinvest Real Estate S.C.A             17,454
        988 Warehouses De Pauw S.C.A                 69,237
        182 Wereldhave Belgium S.C.A                 21,052
                                              -------------
                                                    466,524
                                              -------------
            BERMUDA -- 1.0%
    108,922 Hongkong Land Holdings Ltd.             718,885
     59,727 Kerry Properties Ltd.                   254,513
                                              -------------
                                                    973,398
                                              -------------
            CANADA -- 4.3%
      6,298 Allied Properties Real Estate
               Investment Trust                     198,469
     11,674 Artis Real Estate Investment
               Trust                                161,048
      3,687 Boardwalk Real Estate Investment
               Trust                                206,211
     23,237 Brookfield Office Properties,
               Inc.                                 445,317
      9,431 Calloway Real Estate Investment
               Trust                                222,945
      9,420 Canadian Apartment Properties
               Real Estate Investment Trust         187,202
      6,285 Canadian Real Estate Investment
               Trust                                247,605
     16,015 Chartwell Retirement Residences         157,033
     11,586 Cominar Real Estate Investment
               Trust                                216,524
      4,950 Crombie Real Estate Investment
               Trust                                 61,656


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CANADA (CONTINUED)
      8,788 Dundee International Real Estate
               Investment Trust               $      80,283
      9,664 Dundee Real Estate Investment
               Trust, Class A                       272,455
      8,024 Extendicare, Inc.                        51,335
      7,667 First Capital Realty, Inc.              126,015
      4,354 Granite Real Estate Investment
               Trust                                156,187
     24,874 H&R Real Estate Investment Trust        511,703
      7,886 InnVest Real Estate Investment
               Trust                                 31,772
      4,741 Killam Properties, Inc.                  50,215
      3,273 Morguard Real Estate Investment
               Trust                                 51,984
      2,966 Northern Property Real Estate
               Investment Trust                      79,704
      2,787 NorthWest Healthcare Properties
               Real Estate Investment Trust          30,196
     12,600 Pure Industrial Real Estate
               Trust                                 54,190
     27,891 RioCan Real Estate Investment
               Trust                                657,979
                                              -------------
                                                  4,258,028
                                              -------------
            CAYMAN ISLANDS -- 1.0%
    116,646 Agile Property Holdings Ltd.            128,439
    406,136 Country Garden Holdings Co., Ltd.       259,729
    241,274 New World China Land Ltd.               121,323
    128,493 Shimao Property Holdings Ltd.           295,558
    280,723 Shui On Land Ltd.                        90,125
    143,029 SOHO China Ltd.                         123,003
                                              -------------
                                                  1,018,177
                                              -------------
            FINLAND -- 0.2%
     21,301 Citycon Oyj                              71,755
     22,339 Sponda Oyj                              115,445
      6,305 Technopolis Oyj                          41,625
                                              -------------
                                                    228,825
                                              -------------
            FRANCE -- 3.5%
        535 Affine                                   10,386
        658 ANF Immobilier                           19,272
      3,127 Fonciere des Regions                    259,364
      1,703 Gecina S.A.                             217,788
      2,913 ICADE                                   266,047
      9,058 Klepierre                               392,745
      3,842 Mercialys                                76,977
        518 Societe de la Tour Eiffel                34,198
      9,027 Unibail-Rodamco SE                    2,239,714
                                              -------------
                                                  3,516,491
                                              -------------
            GERMANY -- 1.2%
      6,298 Alstria Office REIT-AG                   78,293
      3,331 Deutsche Annington Immobilien
               SE (c)                                85,620
      4,257 Deutsche Euroshop AG                    184,492
     15,682 Deutsche Wohnen AG                      280,574
      2,122 DIC Asset AG                             23,397

                        See Notes to Financial Statements                Page 33

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            GERMANY (CONTINUED)
      4,691 GSW Immobilien AG                 $     206,093
      4,221 Hamborner REIT AG                        41,229
      2,459 LEG Immobilien AG                       141,616
      3,617 Prime Office REIT-AG (c)                 16,148
     11,498 TAG Immobilien AG                       142,687
                                              -------------
                                                  1,200,149
                                              -------------
            GREECE -- 0.0%
      2,447 Eurobank Properties Real Estate
               Investment Co. (c)                    24,596
                                              -------------
            GUERNSEY -- 0.0%
     33,044 Schroder Real Estate Investment
               Trust Ltd.                            24,875
                                              -------------
            HONG KONG -- 7.1%
    237,027 Champion Real Estate Investment
               Trust                                108,185
    207,370 Hang Lung Properties Ltd.               705,859
     95,324 Henderson Land Development Co.,
               Ltd.                                 588,716
     57,760 Hysan Development Co., Ltd.             257,302
    211,915 Link (The) REIT                       1,039,643
    349,110 New World Development Co., Ltd.         524,842
    275,541 Sino Land Co., Ltd.                     405,714
    142,892 Sun Hung Kai Properties Ltd.          1,943,695
    108,547 Swire Properties Ltd.                   304,400
    140,814 Wharf (The) Holdings Ltd.             1,220,065
                                              -------------
                                                  7,098,421
                                              -------------
            ISRAEL -- 0.1%
      3,378 Azrieli Group                           107,262
                                              -------------
            ITALY -- 0.1%
     76,480 Beni Stabili S.p.A.                      47,543
     12,516 Immobiliare Grande Distribuzione         13,334
                                              -------------
                                                     60,877
                                              -------------
            JAPAN -- 14.9%
         17 Activia Properties, Inc.                147,179
        112 Advance Residence Investment
               Corp.                                261,385
     10,227 AEON Mall Co., Ltd.                     303,184
         28 Daiwahouse Residential
               Investment Corp.                     121,634
         16 Frontier Real Estate Investment
               Corp.                                164,891
        145 GLP J-REIT                              161,824
     27,500 Hulic Co. Ltd.                          410,702
         13 Industrial & Infrastructure Fund
               Investment Corp.                     123,394
         19 Japan Excellent, Inc.                   123,516
         14 Japan Logistics Fund, Inc.              141,004
         74 Japan Prime Realty Investment
               Corp.                                259,728
         55 Japan Real Estate Investment
               Corp.                                642,352
        193 Japan Retail Fund Investment
               Corp.                                397,015
         26 Kenedix Realty Investment Corp.         127,758


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            JAPAN (CONTINUED)
    117,930 Mitsubishi Estate Co., Ltd.       $   3,474,493
     78,081 Mitsui Fudosan Co., Ltd.              2,617,395
         21 Mori Hills REIT Investment Corp.        145,063
         17 MORI TRUST Sogo Reit, Inc.              162,399
         21 Nippon Accommodations Fund, Inc.        153,609
         61 Nippon Building Fund, Inc.              757,109
         22 Nippon Prologis REIT, Inc.              219,564
     11,100 Nomura Real Estate Holdings, Inc.       272,715
        155 Nomura Real Estate Master Fund,
               Inc.                                 157,689
         33 Nomura Real Estate Office Fund,
               Inc.                                 169,541
     10,100 NTT Urban Development Corp.             132,242
        147 ORIX JREIT, Inc.                        186,788
         18 Premier Investment Corp.                 82,039
     43,744 Sumitomo Realty & Development
               Co., Ltd.                          2,071,604
     39,375 Tokyo Tatemono Co., Ltd.                359,721
         17 TOKYU REIT, Inc.                        107,920
         14 Top REIT, Inc.                           70,431
        221 United Urban Investment Corp.           337,250
                                              -------------
                                                 14,863,138
                                              -------------
            LUXEMBOURG -- 0.1%
     10,426 GAGFAH S.A. (c)                         135,956
                                              -------------
            NETHERLANDS -- 0.7%
      6,072 Corio N.V.                              261,591
      3,218 Eurocommercial Properties N.V.          130,321
      5,076 Nieuwe Steen Investments N.V.            35,846
      1,767 Vastned Retail N.V.                      75,205
      2,013 Wereldhave N.V.                         146,023
                                              -------------
                                                    648,986
                                              -------------
            NEW ZEALAND -- 0.1%
     91,789 Kiwi Income Property Trust               82,715
                                              -------------
            NORWAY -- 0.1%
     48,373 Norwegian Property ASA                   63,953
                                              -------------
            SINGAPORE -- 4.3%
    182,400 Ascendas Real Estate Investment
               Trust                                331,491
    181,890 CapitaCommercial Trust                  210,227
    235,530 Capitaland Ltd.                         580,119
    240,883 CapitaMall Trust                        376,335
    126,000 CapitaMalls Asia Ltd.                   196,349
     58,000 CDL Hospitality Trusts                   75,358
     55,000 City Developments Ltd.                  449,364
    120,000 Fortune REIT                             94,070
    278,000 Global Logistic Properties Ltd.         640,405
     71,521 Keppel Land Ltd.                        201,813
    137,000 Keppel REIT                             134,319
    118,369 Mapletree Commercial Trust              114,637
    107,000 Mapletree Industrial Trust              115,141

Page 34                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SINGAPORE (CONTINUED)
    132,453 Mapletree Logistics Trust       $       112,969
    190,197 Suntec Real Estate Investment
               Trust                                247,875
     50,000 UOL Group Ltd.                          245,108
     41,087 Wing Tai Holdings Ltd.                   67,138
     62,000 Yanlord Land Group Ltd.                  60,540
                                              -------------
                                                  4,253,258
                                              -------------
            SWEDEN -- 0.9%
     15,220 Castellum AB                            217,050
     12,051 Fabege AB                               133,135
      8,399 Fastighets AB Balder,
               Class B (c)                           68,612
     10,294 Hufvudstaden AB, Class A                131,023
      7,576 Klovern AB                               33,007
     12,673 Kungsleden AB                            84,596
      9,283 Wallenstam AB, Class B                  127,111
      6,137 Wihlborgs Fastigheter AB                 98,596
                                              -------------
                                                    893,130
                                              -------------
            SWITZERLAND -- 1.0%
        888 Allreal Holding AG                      123,427
        572 Mobimo Holding AG                       119,606
      3,695 PSP Swiss Property AG                   320,736
      5,112 Swiss Prime Site AG                     395,405
                                              -------------
                                                    959,174
                                              -------------
            UNITED KINGDOM -- 5.2%
      4,289 A & J Mucklow Group PLC                  31,454
     11,931 Big Yellow Group PLC                     84,987
     92,693 British Land Co. PLC                    866,605
     60,832 Capital & Counties Properties
               PLC                                  329,913
        454 Daejan Holdings PLC                      28,775
      8,493 Derwent London PLC                      325,723
     11,359 Development Securities PLC               36,319
     38,140 Grainger PLC                            107,931
     31,931 Great Portland Estates PLC              278,628
     65,692 Hammerson PLC                           532,810
     59,310 Hansteen Holdings PLC                    95,057
      9,213 Helical Bar PLC                          44,298
     62,844 Intu Properties PLC                     326,683
     72,289 Land Securities Group PLC             1,075,499
     54,227 Londonmetric Property PLC               105,346
      8,721 Primary Health Properties PLC            46,309
     42,280 Quintain Estates & Development
               PLC (c)                               57,838
     17,369 Safestore Holdings PLC                   37,679
     68,858 SEGRO PLC                               345,572
     23,207 Shaftesbury PLC                         221,663
     15,345 St. Modwen Properties PLC                75,520
     16,389 Unite Group PLC                         104,776
      9,688 Workspace Group PLC                      71,205
                                              -------------
                                                  5,230,590
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES -- 46.0%
      5,113 Acadia Realty Trust               $     126,189
      1,230 Agree Realty Corp.                       37,121
        189 Alexander's, Inc.                        54,077
      6,631 Alexandria Real Estate Equities,
               Inc.                                 423,389
      3,229 American Assets Trust, Inc.              98,517
      9,714 American Campus Communities,
               Inc.                                 331,733
      4,291 American Homes 4 Rent,
               Class A (c)                           69,300
     17,166 American Realty Capital
               Properties, Inc.                     209,425
     13,513 Apartment Investment &
               Management Co., Class A              377,553
      5,909 Ashford Hospitality Trust                72,917
      4,676 Associated Estates Realty Corp.          69,719
     12,011 AvalonBay Communities, Inc.           1,526,478
     17,845 BioMed Realty Trust, Inc.               331,739
     14,078 Boston Properties, Inc.               1,504,938
     14,563 Brandywine Realty Trust                 191,940
      7,121 BRE Properties, Inc.                    361,462
      7,876 Camden Property Trust                   483,901
      5,993 Campus Crest Communities, Inc.           64,724
      8,249 CapLease, Inc.                           70,034
     15,774 CBL & Associates Properties, Inc.       301,283
      6,665 Cedar Realty Trust, Inc.                 34,525
     21,964 Chambers Street Properties              192,844
      4,510 Chesapeake Lodging Trust                106,165
     43,580 Cole Real Estate Investment, Inc.       534,291
      7,444 Colonial Properties Trust               167,416
     10,984 CommonWealth REIT                       240,659
      7,624 Corporate Office Properties
               Trust                                176,114
     16,378 Cousins Properties, Inc.                168,530
     12,545 CubeSmart                               223,803
     29,372 DCT Industrial Trust, Inc.              211,185
     23,470 DDR Corp.                               368,714
     18,117 DiamondRock Hospitality Co.             193,308
     11,922 Digital Realty Trust, Inc.              633,058
     12,302 Douglas Emmett, Inc.                    288,728
     30,177 Duke Realty Corp.                       465,933
      6,002 DuPont Fabros Technology, Inc.          154,672
      2,809 EastGroup Properties, Inc.              166,321
     10,659 Education Realty Trust, Inc.             96,997
      4,367 EPR Properties                          212,848
      6,980 Equity Lifestyle Properties, Inc.       238,507
      5,495 Equity One, Inc.                        120,121
     33,088 Equity Residential                    1,772,524
      3,528 Essex Property Trust, Inc.              521,086
      4,219 Excel Trust, Inc.                        50,628
      9,685 Extra Space Storage, Inc.               443,089
      6,099 Federal Realty Investment Trust         618,744
     11,557 FelCor Lodging Trust, Inc. (c)           71,191
     10,209 First Industrial Realty Trust,
               Inc.                                 166,100
      5,454 First Potomac Realty Trust               68,557

                        See Notes to Financial Statements                Page 35

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            UNITED STATES (CONTINUED)
     13,528 Forest City Enterprises, Inc.,
               Class A (c)                    $     256,220
      8,185 Franklin Street Properties Corp.        104,277
     51,167 General Growth Properties, Inc.         987,011
      2,325 Getty Realty Corp.                       45,175
     13,466 Glimcher Realty Trust                   131,293
      5,073 Government Properties Income
               Trust                                121,397
     42,046 HCP, Inc.                             1,721,784
     26,407 Health Care REIT, Inc.                1,647,269
      8,900 Healthcare Realty Trust, Inc.           205,679
     15,985 Hersha Hospitality Trust                 89,356
      8,341 Highwoods Properties, Inc.              294,521
      5,277 Home Properties, Inc.                   304,747
     12,973 Hospitality Properties Trust            367,136
     69,141 Host Hotels & Resorts, Inc.           1,221,721
      3,948 Hudson Pacific Properties, Inc.          76,789
      7,940 Inland Real Estate Corp.                 81,226
      9,613 Investors Real Estate Trust              79,307
      7,006 Kilroy Realty Corp.                     349,950
     37,678 Kimco Realty Corp.                      760,342
      8,587 Kite Realty Group Trust                  50,921
      8,863 LaSalle Hotel Properties                252,773
     20,089 Lexington Realty Trust                  225,599
     13,264 Liberty Property Trust                  472,198
      3,226 LTC Properties, Inc.                    122,523
     13,048 Macerich (The) Co.                      736,429
      8,152 Mack-Cali Realty Corp.                  178,855
     15,001 Medical Properties Trust, Inc.          182,562
      3,968 Mid-America Apartment
               Communities, Inc.                    248,000
      2,268 National Health Investors, Inc.         129,026
     11,252 National Retail Properties, Inc.        358,039
     10,784 OMEGA Healthcare Investors, Inc.        322,118
      4,022 Parkway Properties, Inc.                 71,471
      5,702 Pebblebrook Hotel Trust                 163,704
      6,074 Pennsylvania Real Estate
               Investment Trust                     113,584
     15,447 Piedmont Office Realty Trust,
               Inc., Class A                        268,160
      5,032 Post Properties, Inc.                   226,541
     46,256 Prologis, Inc.                        1,740,151
      1,680 PS Business Parks, Inc.                 125,362
     13,271 Public Storage                        2,130,659
      5,605 Ramco-Gershenson Properties
               Trust                                 86,373
     18,213 Realty Income Corp.                     723,967
      8,505 Regency Centers Corp.                   411,217
      6,671 Retail Opportunity Investments
               Corp.                                 92,193
     11,395 RLJ Lodging Trust                       267,669
      2,120 Rouse Properties, Inc.                   43,630
      3,465 Sabra Health Care REIT, Inc.             79,730
      1,206 Saul Centers, Inc.                       55,777
      2,589 Select Income REIT                       66,796


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
     17,459 Senior Housing Properties Trust   $     407,493
      3,467 Silver Bay Realty Trust Corp.            54,293
     28,510 Simon Property Group, Inc.            4,226,037
      8,504 SL Green Realty Corp.                   755,495
      2,916 Sovran Self Storage, Inc.               220,683
     32,993 Spirit Realty Capital, Inc.             302,876
      3,920 STAG Industrial, Inc.                    78,870
     15,551 Strategic Hotels & Resorts,
               Inc. (c)                             134,983
      3,196 Sun Communities, Inc.                   136,213
     15,117 Sunstone Hotel Investors, Inc.          192,591
      8,716 Tanger Factory Outlet Centers,
               Inc.                                 284,577
      5,912 Taubman Centers, Inc.                   397,937
     23,229 UDR, Inc.                               550,527
      1,175 Universal Health Realty Income
               Trust                                 49,197
      2,178 Urstadt Biddle Properties, Inc.,
               Class A                               43,299
     27,317 Ventas, Inc.                          1,679,995
     15,554 Vornado Realty Trust                  1,307,469
      6,118 Washington Real Estate
               Investment Trust                     154,602
     10,097 Weingarten Realty Investors             296,145
      2,780 Winthrop Realty Trust                    30,997
      5,378 WP Carey, Inc.                          347,957
                                              -------------
                                                 45,856,560
                                              -------------
            TOTAL COMMON STOCKS -- 99.4%         98,964,256
            (Cost $84,196,169)
            INVESTMENT COMPANIES -- 0.2%
            GUERNSEY -- 0.2%
     46,000 F&C Commerical Property Trust
               Ltd.                                  85,640
     19,780 F&C UK Real Estate Investment,
               Ltd.                                  24,177
     25,250 MedicX Fund Ltd.                         32,702
     31,972 Picton Property Income Ltd.              26,527
     14,160 Standard Life Investment
               Property Income Trust PLC             15,703
     37,796 UK Commercial Property Trust             45,891
                                              -------------
            TOTAL INVESTMENT COMPANIES
               -- 0.2%                              230,640
            (Cost $213,536)                   -------------


            RIGHTS -- 0.0%
            GUERNSEY -- 0.0%
      4,208 MedicX Fund Ltd., expiring
               10/21/13  (b) (c)                        341
            HONG KONG -- 0.0%
      5,364 New World Development Ltd.,
               expiring 12/31/14 (b) (c)                  0
                                              -------------
            TOTAL RIGHTS -- 0.0%                        341
            (Cost $0)                         -------------

Page 36                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MONEY MARKET FUNDS -- 0.3%
    328,109 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (e)              $     328,109
            (Cost $328,109)                   -------------

            TOTAL INVESTMENTS -- 99.9%           99,523,346
            (Cost $84,737,814) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                  140,523
                                              -------------
            NET ASSETS -- 100.0%              $  99,663,869
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e)   Interest rate shown reflects yield as of September 30, 2013.

(f) Aggregate cost for federal income tax purposes is $88,690,349. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,177,160 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,344,163.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 98,964,256     $    --**    $    --
Investment
   Companies              230,640          --           --
Money Market Funds        328,109          --           --
Rights*                        --         341           --
                    ---------------------------------------
Total Investments    $ 99,523,005     $   341      $    --
                    =======================================

 * See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Real Estate Investment Trusts                       73.8%
Real Estate Management & Development                25.7
Money Market Funds                                   0.3
Health Care Providers & Services                     0.1
Capital Markets                                      0.0+
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======

+ Amount is less than 0.1%.

                        See Notes to Financial Statements                Page 37

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            AUSTRALIA -- 16.0%
    837,604 Adelaide Brighton Ltd.            $   2,883,359
    118,141 Australia and New Zealand
               Banking Group Ltd.                 3,392,367
    814,218 Challenger Ltd.                       4,177,697
     44,885 Commonwealth Bank of Australia        2,981,781
  2,859,813 Commonwealth Property Office
               Fund                               3,041,418
  1,414,455 David Jones Ltd.                      3,813,472
  1,302,413 Metcash Ltd.                          3,888,054
    293,063 Mineral Resources Ltd.                2,980,033
    149,986 National Australia Bank Ltd.          4,802,104
     95,664 Orica Ltd.                            1,790,247
  1,044,249 Stockland                             3,770,063
    195,884 Suncorp Group Ltd.                    2,388,406
    852,248 Sydney Airport                        3,124,583
    751,079 Telstra Corp. Ltd.                    3,482,376
    304,497 UGL Ltd.                              2,360,574
     63,834 Wesfarmers Ltd.                       2,449,313
    222,985 Westfield Group                       2,290,322
    124,700 Westpac Banking Corp.                 3,807,554
                                              -------------
                                                 57,423,723
                                              -------------
            AUSTRIA -- 2.1%
     56,804 OMV AG                                2,804,927
    574,456 Telekom Austria AG                    4,816,795
                                              -------------
                                                  7,621,722
                                              -------------
            BELGIUM -- 2.5%
    151,230 Belgacom S.A.                         4,020,224
    284,264 Mobistar S.A.                         4,837,849
                                              -------------
                                                  8,858,073
                                              -------------
            BERMUDA -- 3.5%
    377,524 Catlin Group Ltd.                     2,961,764
    125,686 Seadrill Ltd.                         5,639,227
    293,575 VTech Holdings Ltd.                   3,792,753
                                              -------------
                                                 12,393,744
                                              -------------
            CANADA -- 6.1%
    131,722 Bell Aliant, Inc.                     3,280,102
    187,088 Canadian Oil Sands Ltd.               3,625,335
    106,460 Crescent Point Energy Corp.           4,030,814
     61,917 Emera, Inc.                           1,790,697
     78,649 Manitoba Telecom Services, Inc.       2,508,247
     99,180 Russel Metals, Inc.                   2,628,624
     61,736 TELUS Corp.                           2,046,179
     43,871 TransCanada Corp.                     1,927,249
                                              -------------
                                                 21,837,247
                                              -------------
            FINLAND -- 1.8%
    193,732 Fortum Oyj                            4,366,427


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FINLAND (CONTINUED)
     60,537 Konecranes Oyj                    $   2,038,429
                                              -------------
                                                  6,404,856
                                              -------------
            FRANCE -- 9.2%
    148,104 Bouygues S.A.                         5,404,780
    232,141 CNP Assurances                        4,181,603
     87,223 Lagardere S.C.A.                      2,832,582
    108,088 Neopost S.A.                          7,871,394
    781,481 Orange                                9,799,437
    132,371 Vivendi S.A.                          3,045,224
                                              -------------
                                                 33,135,020
                                              -------------
            GERMANY -- 3.3%
    381,283 Deutsche Telekom AG                   5,526,999
     85,841 ProSiebenSat.1 Media AG               3,646,483
     81,222 RWE AG                                2,762,414
                                              -------------
                                                 11,935,896
                                              -------------
            HONG KONG -- 0.5%
    293,373 Television Broadcasts Ltd.            1,849,681
                                              -------------
            ITALY -- 2.6%
    171,146 Atlantia S.p.A.                       3,479,970
    133,989 Eni S.p.A.                            3,072,477
  3,417,287 Telecom Italia S.p.A.                 2,820,078
                                              -------------
                                                  9,372,525
                                              -------------
            JAPAN -- 1.3%
     54,300 Eisai Co., Ltd.                       2,204,151
     38,300 Ono Pharmaceutical Co., Ltd.          2,349,550
                                              -------------
                                                  4,553,701
                                              -------------
            NETHERLANDS -- 2.5%
  2,139,645 Koninklijke (Royal) KPN N.V. (b)      6,816,829
     45,706 Koninklijke Boskalis Westminster
               N.V.                               2,024,425
                                              -------------
                                                  8,841,254
                                              -------------
            NEW ZEALAND -- 2.5%
    319,611 Fletcher Building Ltd.                2,521,806
  3,383,775 Telecom Corp. of New Zealand Ltd.     6,534,174
                                              -------------
                                                  9,055,980
                                              -------------
            PORTUGAL -- 1.7%
  1,631,193 EDP-Energias de Portugal S.A.         5,958,253
                                              -------------
            SINGAPORE -- 2.1%
    242,500 Keppel Corp. Ltd.                     2,014,148
    901,000 Keppel Land Ltd.                      2,542,378
    886,000 StarHub Ltd.                          3,029,724
                                              -------------
                                                  7,586,250
                                              -------------
            SPAIN -- 6.4%
    240,382 ACS Actividades de Construccion
               y Servicios S.A.                   7,642,221


Page 38                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SPAIN (CONTINUED)
    633,182 Banco Santander S.A.              $   5,163,588
    165,793 Gas Natural SDG S.A.                  3,460,843
    984,979 Mapfre S.A.                           3,525,873
    206,402 Telefonica S.A. (b)                   3,213,949
                                              -------------
                                                 23,006,474
                                              -------------
            SWEDEN -- 5.7%
    198,898 NCC AB, Class B                       5,920,486
    754,703 Peab AB                               4,512,928
    180,393 Skanska AB, Class B                   3,469,366
     61,020 Svenska Handelsbanken AB,
               Class A                            2,610,111
    498,938 TeliaSonera AB                        3,822,756
                                              -------------
                                                 20,335,647
                                              -------------
            SWITZERLAND -- 2.0%
      6,851 Swisscom AG                           3,292,359
     14,457 Zurich Insurance Group AG             3,723,155
                                              -------------
                                                  7,015,514
                                              -------------
            UNITED KINGDOM -- 11.5%
    504,854 Amlin PLC                             3,311,750
     66,643 AstraZeneca PLC                       3,469,169
    541,800 BAE Systems PLC                       3,985,655
    664,106 Balfour Beatty PLC                    3,056,586
 12,359,321 Cable & Wireless Communications
               PLC                                7,929,414
    625,337 Carillion PLC                         3,165,661
    617,581 Halfords Group PLC                    3,935,242
    126,784 Provident Financial PLC               3,411,284
  1,979,407 RSA Insurance Group PLC               3,874,216
     96,918 Severn Trent PLC                      2,766,172
    220,209 United Utilities Group PLC            2,463,403
                                              -------------
                                                 41,368,552
                                              -------------
            UNITED STATES -- 16.5%
     83,616 Altria Group, Inc.                    2,872,210
     53,050 American Electric Power Co., Inc.     2,299,718
     81,718 AT&T, Inc.                            2,763,703
    107,835 CenterPoint Energy, Inc.              2,584,805
    100,608 CenturyLink, Inc.                     3,157,079
    139,064 Cliffs Natural Resources, Inc.        2,850,812
     40,409 Consolidated Edison, Inc.             2,228,152
     34,864 DTE Energy Co.                        2,300,327
     43,131 Eli Lilly and Co.                     2,170,783
     68,158 FirstEnergy Corp.                     2,484,359
     50,161 Integrys Energy Group, Inc.           2,803,498
     68,130 Lorillard, Inc.                       3,050,861
     76,207 Microchip Technology, Inc.            3,070,380
    562,252 PDL BioPharma, Inc.                   4,481,148
    148,836 Pepco Holdings, Inc.                  2,747,513
    643,574 R.R. Donnelley & Sons Co.            10,168,469
     49,446 SCANA Corp.                           2,276,494


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
     54,459 Southern (The) Co.                $   2,242,622
    164,748 TECO Energy, Inc.                     2,724,932
                                              -------------
                                                 59,277,865
                                              -------------
            TOTAL INVESTMENTS -- 99.8%          357,831,977
            (Cost $328,825,358) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                  785,672
                                              -------------
            NET ASSETS -- 100.0%              $ 358,617,649
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $337,625,846. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,952,059 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,745,928.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $357,831,977     $    --      $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.

                        See Notes to Financial Statements                Page 39

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

SEPTEMBER 30, 2013

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Diversified Telecommunication Services              22.0%
Construction & Engineering                          10.5
Insurance                                            6.7
Commercial Banks                                     6.3
Electric Utilities                                   6.1
Multi-Utilities                                      4.9
Oil, Gas & Consumable Fuels                          4.3
Commercial Services & Supplies                       3.7
Pharmaceuticals                                      2.8
Real Estate Investment Trusts                        2.5
Media                                                2.3
Office Electronics                                   2.2
Wireless Telecommunication Services                  2.2
Food & Staples Retailing                             1.8
Transportation Infrastructure                        1.8
Energy Equipment & Services                          1.6
Tobacco                                              1.6
Construction Materials                               1.5
Water Utilities                                      1.5
Biotechnology                                        1.2
Diversified Financial Services                       1.2
Aerospace & Defense                                  1.1
Communications Equipment                             1.1
Multiline Retail                                     1.1
Specialty Retail                                     1.1
Gas Utilities                                        1.0
Consumer Finance                                     0.9
Semiconductors & Semiconductor Equipment             0.9
Metals & Mining                                      0.8
Real Estate Management & Development                 0.7
Trading Companies & Distributors                     0.7
Industrial Conglomerates                             0.6
Machinery                                            0.6
Chemicals                                            0.5
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.8
NET OTHER ASSETS AND LIABILITIES                     0.2
                                                  -------
TOTAL                                              100.0%
                                                  =======

Page 40                 See Notes to Financial Statements

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 98.2%
            AUSTRALIA -- 5.0%
     36,646 AGL Energy Ltd.                   $     527,162
  9,690,553 Infigen Energy (b)                    2,712,086
                                              -------------
                                                  3,239,248
                                              -------------
            BERMUDA -- 3.4%
 62,396,630 China WindPower Group Ltd. (b)        2,212,390
                                              -------------
            BRAZIL -- 1.0%
    225,703 Centrais Eletricas Brasileiras
               S.A., ADR                            634,225
                                              -------------
            CAYMAN ISLANDS -- 0.2%
    289,536 China High Speed Transmission
               Equipment Group Co., Ltd. (b)        123,192
                                              -------------
            CHINA -- 7.0%
  3,821,725 China Longyuan Power Group
               Corp., Class H                     3,971,571
    926,902 China Suntien Green Energy
               Corp., Class H                       280,847
    415,639 Harbin Electric Co., Ltd.,
               Class H                              256,160
                                              -------------
                                                  4,508,578
                                              -------------
            DENMARK -- 15.0%
  1,424,588 Greentech Energy Systems A/S (b)      3,565,928
    240,363 Vestas Wind Systems A/S (b)           6,064,554
                                              -------------
                                                  9,630,482
                                              -------------
            FRANCE -- 3.7%
     18,424 Alstom S.A.                             656,273
    910,226 Theolia S.A. (b)                      1,687,018
                                              -------------
                                                  2,343,291
                                              -------------
            GERMANY -- 16.1%
     47,956 E. ON SE                                853,137
    412,426 Nordex SE (b)                         6,031,447
    416,382 PNE Wind AG                           1,825,100
     19,183 RWE AG                                  652,427
      7,885 Siemens AG, ADR                         950,221
                                              -------------
                                                 10,312,332
                                              -------------
            GREECE -- 0.2%
     34,956 Terna Energy S.A.                       150,856
                                              -------------
            ITALY -- 1.1%
    315,245 Enel Green Power S.p.A.                 675,970
                                              -------------
            JAPAN -- 2.9%
    160,202 Japan Wind Development Co.,
               Ltd. (b)                           1,118,048
     50,400 Mitsui & Co., Ltd.                      731,171
                                              -------------
                                                  1,849,219
                                              -------------
            PORTUGAL -- 1.1%
    196,811 EDP-Energias de Portugal S.A.           718,891
                                              -------------
            SOUTH KOREA -- 0.5%
     44,413 Dongkuk Structure & Construction
               Co., Ltd.                            188,451
     32,487 Unison Co., Ltd. (b)                    148,427
                                              -------------
                                                    336,878
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPAIN -- 21.2%
      8,615 Acciona S.A.                      $     490,143
    769,140 EDP Renovaveis S.A.                   3,996,681
     29,292 Endesa S.A. (b)                         763,031
    600,255 Gamesa Corp. Tecnologica
               S.A. (b)                           5,235,320
    539,363 Iberdrola S.A.                        3,133,965
                                              -------------
                                                 13,619,140
                                              -------------
            SWEDEN -- 5.8%
    461,126 Arise AB (b)                          1,729,214
    276,899 Eolus Vind AB, Class B                1,266,720
     26,704 SKF AB, Class B                         743,359
                                              -------------
                                                  3,739,293
                                              -------------
            SWITZERLAND -- 0.6%
     10,306 BKW AG                                  358,405
                                              -------------
            UNITED KINGDOM -- 2.6%
     19,435 BP PLC, ADR                             816,853
     12,693 Royal Dutch Shell PLC, ADR              833,676
                                              -------------
                                                  1,650,529
                                              -------------
            UNITED STATES -- 10.8%
     40,446 AES (The) Corp.                         537,527
     12,050 Allegheny Technologies, Inc.            367,766
     10,073 Alliant Energy Corp.                    499,117
     61,998 American Superconductor
               Corp. (b)                            145,075
    125,598 Capstone Turbine Corp. (b)              148,206
     12,305 Duke Energy Corp.                       821,728
     33,359 Federal-Mogul Corp. (b)                 560,098
     35,414 General Electric Co.                    846,041
      5,414 Kaydon Corp.                            192,305
     10,450 NextEra Energy, Inc.                    837,672
     18,474 NRG Energy, Inc.                        504,894
     12,028 Otter Tail Corp.                        331,973
     13,056 Trinity Industries, Inc.                592,090
      8,234 Woodward, Inc.                          336,194
     11,173 Zoltek Cos., Inc. (b)                   186,477
                                              -------------
                                                  6,907,163
                                              -------------
            TOTAL COMMON STOCKS -- 98.2%         63,010,082
            (Cost $60,260,560)

            MONEY MARKET FUNDS -- 0.1%
     57,472 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                     57,472
            (Cost $57,472)                    -------------

            TOTAL INVESTMENTS -- 98.3%           63,067,554
            (Cost $60,318,032) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 1.7%                1,074,273
                                              -------------
            NET ASSETS -- 100.0%              $  64,141,827
                                              =============

                        See Notes to Financial Statements                Page 41

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

SEPTEMBER 30, 2013

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of September 30, 2013.

(d) Aggregate cost for federal income tax purposes is $62,456,494. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,647,443 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,036,383.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 63,010,082     $    --      $    --
Money Market Funds         57,472          --           --
                    ---------------------------------------
Total Investments    $ 63,067,554     $    --      $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.




                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Independent Power Producers & Energy Traders        36.7%
Electrical Equipment                                29.3
Electric Utilities                                  14.4
Multi-Utilities                                      3.9
Oil, Gas & Consumable Fuels                          3.0
Machinery                                            2.9
Industrial Conglomerates                             2.8
Construction & Engineering                           2.3
Trading Companies & Distributors                     1.1
Auto Components                                      0.9
Metals & Mining                                      0.6
Chemicals                                            0.3
Money Market Funds                                   0.1
-----------------------------------------------------------
TOTAL INVESTMENTS                                   98.3
NET OTHER ASSETS AND LIABILITIES                     1.7
                                                  -------
TOTAL                                              100.0%
                                                  =======

Page 42              See Notes to Financial Statements

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            AUSTRALIA -- 2.3%
     21,182 Leighton Holdings Ltd.            $     380,392
                                              -------------
            CANADA -- 4.0%
      3,031 Aecon Group, Inc.                        41,108
      9,648 SNC-Lavalin Group, Inc.                 396,673
      4,454 Stantec, Inc.                           227,445
                                              -------------
                                                    665,226
                                              -------------
            CAYMAN ISLANDS -- 1.5%
    154,379 China State Construction
               International Holdings Ltd.          248,411
                                              -------------
            CHINA -- 4.6%
    463,631 China Communications
               Construction Co., Ltd.,
               Class H                              365,840
    754,358 China Railway Group Ltd.,
               Class H                              412,393
                                              -------------
                                                    778,233
                                              -------------
            FINLAND -- 1.3%
     16,063 YIT Oyj                                 223,610
                                              -------------
            FRANCE -- 8.6%
     16,569 Bouygues S.A.                           604,655
      5,278 Eiffage S.A.                            289,469
      9,334 Vinci S.A.                              542,604
                                              -------------
                                                  1,436,728
                                              -------------
            GERMANY -- 1.7%
      3,249 Hochtief AG                             283,636
                                              -------------
            JAPAN -- 24.8%
     31,000 CHIYODA Corp.                           372,145
     15,800 COMSYS Holdings Corp.                   219,893
     14,000 JGC Corp.                               504,197
    120,000 KAJIMA Corp.                            487,105
     15,000 KINDEN Corp.                            160,995
     13,600 KYOWA EXEO Corp.                        159,943
      5,000 Maeda Corp.                              30,724
      8,000 Maeda Road Construction Co., Ltd.       132,580
     44,000 Nishimatsu Construction Co., Ltd.       127,575
     78,000 OBAYASHI Corp.                          465,008
      2,000 OKUMURA Corp.                             8,668
     57,500 Penta-Ocean Construction Co.,
               Ltd.                                 160,283
     85,000 SHIMIZU Corp.                           414,212
      4,200 SHO-BOND Holdings Co., Ltd.             190,783
    121,000 TAISEI Corp.                            594,567
      6,000 TODA Corp.                               20,510
      4,000 TOSHIBA Plant Systems &
               Services Corp.                        66,209
     11,000 Toyo Engineering Corp.                   47,561
                                              -------------
                                                  4,162,958
                                              -------------
            NETHERLANDS -- 7.6%
      4,935 Arcadis N.V.                            141,137
      7,875 Chicago Bridge & Iron Co. N.V.,
               ADR                                  533,689
     23,004 Koninklijke BAM Groep N.V.              123,612


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            NETHERLANDS (CONTINUED)
      7,772 Koninklijke Boskalis Westminster
               N.V.                           $     344,240
     47,443 Royal Imtech N.V. (b)                   128,752
                                              -------------
                                                  1,271,430
                                              -------------
            NORWAY -- 1.6%
     19,065 Aker Solutions ASA                      267,749
                                              -------------
            PANAMA -- 1.5%
     34,863 McDermott International,
               Inc. (b)                             259,032
                                              -------------
            SPAIN -- 7.4%
     14,356 ACS Actividades de Construccion
               y Servicios S.A.                     456,406
      7,640 Obrascon Huarte Lain S.A.               289,764
     61,779 Sacyr S.A. (b)                          284,749
      4,733 Tecnicas Reunidas S.A.                  216,743
                                              -------------
                                                  1,247,662
                                              -------------
            SWEDEN -- 5.3%
     10,441 NCC AB, Class B                         310,791
     19,891 Peab AB                                 118,943
     24,079 Skanska AB, Class B                     463,094
                                              -------------
                                                    892,828
                                              -------------
            SWITZERLAND -- 1.9%
     12,302 Foster Wheeler AG (b)                   324,035
                                              -------------
            UNITED KINGDOM -- 5.9%
     21,457 AMEC PLC                                373,075
     80,618 Balfour Beatty PLC                      371,049
      4,963 Galliford Try PLC                        83,560
      2,718 Keller Group PLC                         45,718
      5,994 WS Atkins PLC                           113,437
                                              -------------
                                                    986,839
                                              -------------
            UNITED STATES -- 19.9%
     11,528 AECOM Technology Corp. (b)              360,481
      2,890 Dycom Industries, Inc. (b)               80,891
      6,835 EMCOR Group, Inc.                       267,454
      8,009 Fluor Corp.                             568,319
      5,614 Granite Construction, Inc.              171,788
      8,177 Jacobs Engineering Group,
               Inc. (b)                             475,738
     12,713 KBR, Inc.                               414,952
     17,074 Quanta Services, Inc. (b)               469,706
      4,673 Tutor Perini Corp. (b)                   99,628
      7,864 URS Corp.                               422,690
                                              -------------
                                                  3,331,647
                                              -------------

            TOTAL INVESTMENTS -- 99.9%           16,760,416
            (Cost $16,817,604) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                   12,323
                                              -------------
            NET ASSETS -- 100.0%              $  16,772,739
                                              =============

                        See Notes to Financial Statements                Page 43

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

SEPTEMBER 30, 2013

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $16,956,629. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,042,491 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,238,704.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 16,760,416     $    --      $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Construction & Engineering                          91.2%
Energy Equipment & Services                          6.7
Professional Services                                2.0
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======

Page 44              See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            CAYMAN ISLANDS -- 2.4%
    463,000 Wasion Group Holdings Ltd.        $     280,573
                                              -------------
            FRANCE -- 10.2%
      6,299 Alstom S.A.                             224,374
     11,587 Schneider Electric S.A.                 979,874
                                              -------------
                                                  1,204,248
                                              -------------
            GERMANY -- 5.1%
      2,094 Siemens AG                              252,295
     10,363 SMA Solar Technology AG                 355,046
                                              -------------
                                                    607,341
                                              -------------
            ITALY -- 8.3%
     39,933 Prysmian S.p.A.                         977,823
                                              -------------
            JAPAN -- 2.0%
     16,000 NGK Insulators Ltd.                     242,210
                                              -------------
            SPAIN -- 8.2%
     17,095 Red Electrica Corp. S.A.                972,952
                                              -------------
            SWITZERLAND -- 8.3%
     41,448 ABB Ltd.                                980,343
                                              -------------
            UNITED KINGDOM -- 3.9%
     48,562 Melrose Industries PLC                  235,695
     19,255 National Grid PLC                       227,712
                                              -------------
                                                    463,407
                                              -------------
            UNITED STATES -- 51.5%
      1,315 Acorn Energy, Inc.                        7,758
     24,263 Advanced Energy Industries,
               Inc. (b)                             425,088
     48,388 American Superconductor
               Corp. (b) (c)                        113,228
      1,852 AZZ, Inc.                                77,525
      1,869 Digi International, Inc. (b)             18,709
     26,786 EnerNOC, Inc. (b)                       401,522
     10,809 Enphase Energy, Inc. (b) (c)             87,985
     14,431 ESCO Technologies, Inc.                 479,542
     14,488 General Cable Corp.                     459,994
      9,557 General Electric Co.                    228,317
      2,182 Hubbell, Inc., Class B                  228,543
      4,976 ITC Holdings Corp.                      467,047
     11,808 Itron, Inc. (b)                         505,737
      4,372 MasTec, Inc. (b)                        132,472
     20,178 MYR Group, Inc. (b)                     490,325
     24,877 Pike Electric Corp.                     281,608
     19,804 PowerSecure International,
               Inc. (b)                             317,854
     33,842 Quanta Services, Inc. (b)               930,993
      1,639 Valmont Industries, Inc.                227,673
      2,826 WESCO International, Inc. (b)           216,274
                                              -------------
                                                  6,098,194
                                              -------------
            TOTAL COMMON STOCKS -- 99.9%         11,827,091
            (Cost $10,223,815)                -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COLLATERAL FOR SECURITIES ON LOAN
               -- 1.2%
            MONEY MARKET FUNDS -- 0.3%
     30,523 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (d)                     $      30,523
            (Cost $30,523)

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS
               -- 0.9%
$   111,243 JPMorgan Chase & Co., 0.005% (d),
               dated 09/30/13, due 10/01/13,
               with a maturity value of
               $111,243. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.625%, due 11/30/17.
               The value of the collateral
               including accrued interest is
               $113,633.                            111,243
            (Cost $111,243)                   -------------

            TOTAL COLLATERAL FOR SECURITIES
               ON LOAN -- 1.2%                      141,766
            (Cost $141,766)                   -------------

            TOTAL INVESTMENTS -- 101.1%          11,968,857
            (Cost $10,365,581) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (1.1)%               (128,263)
                                              -------------
            NET ASSETS -- 100.0%              $  11,840,594
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $137,745 and the total value of the collateral held by the Fund is $141,766.

(d)   Interest rate shown reflects yield as of September 30, 2013.

(e) Aggregate cost for federal income tax purposes is $10,625,815. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,864,522 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $521,480.

                        See Notes to Financial Statements                Page 45

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

SEPTEMBER 30, 2013

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $ 11,827,091    $     --      $    --
Money Market Funds         30,523          --           --
Repurchase
   Agreements                  --      111,243          --
                    ---------------------------------------
Total Investments    $ 11,857,614    $ 111,243     $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Electrical Equipment                                37.6%
Construction & Engineering                          15.5
Electric Utilities                                  12.2
Machinery                                           10.0
Electronic Equipment, Instruments & Components       6.6
Semiconductors & Semiconductor Equipment             6.6
Industrial Conglomerates                             4.1
Commercial Services & Supplies                       3.4
Multi-Utilities                                      1.9
Trading Companies & Distributors                     1.8
Repurchase Agreements                                0.9
Money Market Funds                                   0.3
Communications Equipment                             0.2
-----------------------------------------------------------
TOTAL INVESTMENTS                                  101.1
NET OTHER ASSETS AND LIABILITIES                    (1.1)
                                                  -------
TOTAL                                              100.0%
                                                  =======

Page 46                 See Notes to Financial Statements

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.6%
            AUSTRALIA -- 5.4%
    950,409 Aditya Birla Minerals Ltd. (b)    $     310,321
    357,205 OZ Minerals Ltd.                      1,476,233
                                              -------------
                                                  1,786,554
                                              -------------
            CANADA -- 34.7%
    590,928 Capstone Mining Corp. (b)             1,422,748
    450,939 Copper Mountain Mining Corp. (b)        770,499
     85,233 First Quantum Minerals Ltd.           1,587,077
    183,546 HudBay Minerals, Inc.                 1,502,153
    117,576 Imperial Metals Corp. (b)             1,415,409
    372,911 Katanga Mining Ltd. (b)                 206,358
    428,853 Lundin Mining Corp. (b)               1,886,029
    379,288 Northern Dynasty Minerals
               Ltd. (b)                             553,761
    418,915 Taseko Mines Ltd. (b)                   854,587
    301,166 Turquoise Hill Resources
               Ltd. (b)                           1,330,329
                                              -------------
                                                 11,528,950
                                              -------------
            CHINA -- 4.4%
    738,448 Jiangxi Copper Co., Ltd.,
               Class H                            1,451,018
                                              -------------
            PERU -- 1.5%
     19,874 Sociedad Minera Cerro Verde
               S.A.A. (b)                           484,926
                                              -------------
            POLAND -- 6.0%
     50,432 KGHM Polska Miedz S.A.                1,991,215
                                              -------------
            RUSSIA -- 4.6%
    107,166 MMC Norilsk Nickel OJSC, ADR          1,546,405
                                              -------------
            SOUTH AFRICA -- 2.5%
     72,700 Palabora Mining Co., Ltd. (b)           839,577
                                              -------------
            TURKEY -- 2.9%
    345,859 Park Elektrik Uretim Madencilik
              Sanayi ve Ticaret A.S. (b)            969,066
                                              -------------
            UNITED KINGDOM -- 23.4%
    188,100 Antofagasta PLC                       2,492,470
    318,990 Kazakhmys PLC                         1,373,666
     50,715 Rio Tinto PLC, ADR                    2,472,863
     82,800 Vedanta Resources PLC                 1,450,374
                                              -------------
                                                  7,789,373
                                              -------------
            UNITED STATES -- 15.2%
     76,732 Freeport-McMoRan Copper &
            Gold, Inc.                            2,538,294
     92,157 Southern Copper Corp.                 2,510,357
                                              -------------
                                                  5,048,651
                                              -------------

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.6%       $  33,435,735
            (Cost $51,387,803) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.6)%               (189,716)
                                              -------------
            NET ASSETS -- 100.0%              $  33,246,019
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $54,263,020. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $78,430 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,905,715.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 33,435,735     $    --      $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                    100.6%
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.6
NET OTHER ASSETS AND LIABILITIES                    (0.6)
                                                  -------
TOTAL                                              100.0%
                                                  =======

                        See Notes to Financial Statements                Page 47

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.2%
            BERMUDA -- 4.8%
    673,855 Aquarius Platinum Ltd. (b)        $     556,364
                                              -------------
            CANADA -- 14.4%
  7,433,214 Eastern Platinum Ltd. (b)               469,064
    579,843 North American Palladium
               Ltd. (b)                             556,649
    490,346 Platinum Group Metals Ltd. (b)          495,083
    193,081 PolyMet Mining Corp. (b)                152,727
                                              -------------
                                                  1,673,523
                                              -------------
            CHINA -- 4.8%
  3,457,156 Xinjiang Xinxin Mining Industry
               Co., Ltd., Class H (b)               552,724
                                              -------------
            GUERNSEY -- 0.8%
     16,664 Zimplats Holdings Ltd. (b) (c)           95,607
                                              -------------
            HONG KONG -- 4.3%
  2,217,833 MMG Ltd. (b)                            497,560
                                              -------------
            JAPAN -- 3.6%
     14,100 Furuya Metal Co., Ltd.                  416,136
                                              -------------
            RUSSIA -- 9.1%
     73,361 MMC Norilsk Nickel OJSC, ADR          1,058,599
                                              -------------
            SOUTH AFRICA -- 36.3%
     52,181 African Rainbow Minerals Ltd.         1,023,897
     12,313 Anglo American Platinum Ltd. (b)        534,928
     84,044 Impala Platinum Holdings Ltd.         1,036,880
    126,252 Northam Platinum Ltd. (b)               533,162
     94,408 Royal Bafokeng Platinum Ltd. (b)        577,529
  6,212,677 Wesizwe Platinum Ltd. (b)               495,022
                                              -------------
                                                  4,201,418
                                              -------------
            UNITED KINGDOM -- 17.6%
     22,486 Johnson Matthey PLC                   1,022,190
    196,208 Lonmin PLC (b)                        1,014,234
                                              -------------
                                                  2,036,424
                                              -------------
            UNITED STATES -- 4.5%
     47,612 Stillwater Mining Co. (b)               524,208
                                              -------------
            TOTAL INVESTMENTS -- 100.2%          11,612,563
            (Cost $13,293,035) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.2)%                (26,961)
                                              -------------
            NET ASSETS -- 100.0%              $  11,585,602
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d) Aggregate cost for federal income tax purposes is $15,560,947. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $271,184 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,219,568.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                   VALUE AT
INVESTMENTS        9/30/2013     LEVEL 1      LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks:
  Bermuda         $   556,364   $   556,364  $     --   $    --
  Canada            1,673,523     1,673,523        --        --
  China               552,724       552,724        --        --
  Guernsey             95,607            --    95,607        --
  Hong Kong           497,560       497,560        --        --
  Japan               416,136       416,136        --        --
  Russia            1,058,599     1,058,599        --        --
  South Africa      4,201,418     4,201,418        --        --
  United Kingdom    2,036,424     2,036,424        --        --
  United States       524,208       524,208        --        --
                  ----------------------------------------------
Total Investments $11,612,563   $11,516,956  $ 95,607   $    --
                  ==============================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stock valued at $29,048 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of a lack of trading volume on the primary exchange.

Page 48             See Notes to Financial Statements

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

SEPTEMBER 30, 2013

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                     87.8%
Chemicals                                            8.8
Semiconductors & Semiconductor Equipment             3.6
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.2
NET OTHER ASSETS AND LIABILITIES                    (0.2)
                                                  -------
TOTAL                                              100.0%
                                                  =======

                        See Notes to Financial Statements                Page 49

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 97.2%
            BRAZIL -- 22.5%
     14,290 Banco Bradesco S.A., ADR          $     198,345
     17,852 Banco do Brasil S.A.                    207,816
     29,661 Banco Santander Brasil S.A., ADR        206,144
     33,737 BM&F BOVESPA S.A.                       189,364
     21,306 BR Malls Participacoes S.A.             194,381
      7,471 BRF S.A.                                182,266
     23,286 CCR S.A.                                183,552
     20,264 Cia de Saneamento Basico do
               Estado de Sao Paulo, ADR             201,829
      7,484 Cielo S.A.                              202,642
      5,080 Companhia de Bebidas das
               Americas, ADR                        194,818
     22,767 Companhia Energetica de Minas
               Gerais, ADR                          196,707
      9,939 Cosan SA Industria e Comercio           189,919
      5,695 Embraer S.A., ADR                       184,917
     25,141 Gerdau S.A., ADR                        187,552
     24,568 Hypermarcas S.A.                        197,315
     13,716 Itau Unibanco Holding S.A., ADR         193,670
     13,339 Kroton Educacional S.A.                 189,886
      8,834 Natura Cosmeticos S.A.                  198,300
     12,454 Petroleo Brasileiro S.A., ADR           192,912
      8,440 Telefonica Brasil S.A., ADR             189,394
      7,643 Ultrapar Participacoes S.A.             187,635
     11,724 Vale S.A., ADR                          183,012
                                              -------------
                                                  4,252,376
                                              -------------
            CAYMAN ISLANDS -- 6.1%
      1,318 Baidu, Inc., ADR (b)                    204,527
      3,881 Ctrip.com International Ltd.,
               ADR (b)                              226,767
      2,601 NetEase, Inc., ADR                      188,859
      2,140 Qihoo 360 Technology Co., Ltd.,
               ADR (b)                              178,048
      2,261 SINA Corp. (b)                          183,525
      3,551 Tencent Holdings Ltd.                   186,251
                                              -------------
                                                  1,167,977
                                              -------------
            CHINA -- 16.4%
    402,745 Agricultural Bank of China Ltd.,
               Class H                              185,381
     54,228 Anhui Conch Cement Co., Ltd.,
               Class H                              174,097
    412,841 Bank of China Ltd., Class H             188,432
    288,400 China Coal Energy Co., Ltd.,
               Class H                              172,537
    241,430 China Construction Bank Corp.,
               Class H                              185,837
     68,385 China Life Insurance Co., Ltd.,
               Class H                              177,225
    100,599 China Merchants Bank Co., Ltd.,
               Class H                              182,886



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CHINA (CONTINUED)
    157,500 China Minsheng Banking Corp.,
               Ltd., Class H                  $     188,247
     49,474 China Pacific Insurance (Group)
               Co., Ltd., Class H                   177,333
    241,565 China Petroleum & Chemical Corp.,
               Class H                              189,056
     57,814 China Shenhua Energy Co., Ltd.,
               Class H                              175,919
    364,886 China Telecom Corp., Ltd.,
               Class H                              181,598
     34,800 Great Wall Motor Co., Ltd.,
               Class H                              188,674
    182,000 Huaneng Power International, Inc.,
               Class H                              181,627
    267,164 Industrial & Commercial Bank of
               China Ltd., Class H                  186,356
    168,233 PetroChina Co., Ltd., Class H           185,675
     24,759 Ping An Insurance (Group) Co. of
               China Ltd., Class H                  184,035
                                              -------------
                                                  3,104,915
                                              -------------
            HONG KONG -- 2.0%
     90,969 CNOOC Ltd.                              185,084
    182,886 Lenovo Group Ltd.                       191,236
                                              -------------
                                                    376,320
                                              -------------
            INDIA -- 22.8%
     21,655 Axis Bank Ltd., GDR                     343,015
     10,119 Dr. Reddy's Laboratories Ltd.,
               ADR                                  382,397
     11,330 HDFC Bank Ltd., ADR                     348,737
     11,776 ICICI Bank Ltd., ADR                    358,933
      7,539 Infosys Ltd., ADR                       362,701
     27,776 Larsen & Toubro Ltd., GDR               355,255
     27,818 Mahindra & Mahindra Ltd., GDR           365,807
     13,108 Reliance Industries Ltd., GDR           344,609
      7,002 State Bank of India, GDR                364,104
     13,851 Tata Motors Ltd., ADR                   368,714
     78,926 Tata Steel Ltd., GDR                    338,829
     37,129 Wipro Ltd., ADR                         380,944
                                              -------------
                                                  4,314,045
                                              -------------
            JERSEY -- 2.0%
     18,001 WNS Holdings Ltd., ADR (b)              381,981
                                              -------------
            SOUTH KOREA -- 25.4%
      4,040 Celltrion, Inc.                         175,746
      6,330 Daewoo Shipbuilding & Marine
               Engineering Co., Ltd.                203,799
      5,375 Hana Financial Group, Inc.              184,306
        831 Hyundai Heavy Industries Co.,
               Ltd.                                 204,140
     10,380 Hyundai Merchant Marine Co.,
               Ltd. (b)                             170,960
        721 Hyundai Mobis                           191,877
        823 Hyundai Motor Co.                       192,219
      5,512 KB Financial Group, Inc.                192,850
      3,051 Kia Motors Corp.                        185,386
        677 LG Chem Ltd.                            193,712
      7,470 LG Display Co., Ltd. (b)                180,377

Page 50                 See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SOUTH KOREA (CONTINUED)
      2,793 LG Electronics, Inc.              $     185,043
      1,099 Lotte Chemical Corp.                    202,993
        392 NAVER Corp.                             203,172
        625 POSCO                                   185,812
      3,390 Samsung C&T Corp.                       197,153
      2,434 Samsung Electro-Mechanics Co.,
               Ltd.                                 195,458
        145 Samsung Electronics Co., Ltd.           184,442
      5,030 Samsung Heavy Industries Co.,
               Ltd.                                 201,261
      1,994 Samsung Life Insurance Co., Ltd.        193,894
      1,202 Samsung SDI Co., Ltd.                   209,715
      4,709 Shinhan Financial Group Co., Ltd.       191,265
      7,050 SK Hynix, Inc. (b)                      198,444
      1,381 SK Innovation Co., Ltd.                 187,616
      8,358 SK Telecom Co., Ltd., ADR               189,727
                                              -------------
                                                  4,801,367
                                              -------------

            TOTAL COMMON STOCKS -- 97.2%         18,398,981
            (Cost $20,201,590)                -------------

            PREFERRED STOCKS -- 3.1%
            BRAZIL -- 3.1%
      4,301 Cia Brasileira de Distribuicao
               Grupo PAO de Acucar                  197,090
     48,967 Itausa-Investimentos Itau S.A.          199,067
     40,421 Usinas Siderurgicas de Minas
               Gerais S.A. (b)                      192,959
                                              -------------

            TOTAL PREFERRED STOCKS -- 3.1%          589,116
            (Cost $519,233)                   -------------

            TOTAL INVESTMENTS -- 100.3%          18,988,097
            (Cost $20,720,823) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.3)%                (65,696)
                                              -------------
            NET ASSETS -- 100.0%              $  18,922,401
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $21,091,151. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,852,257 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,955,311.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 18,398,981     $    --      $    --
Preferred Stocks          589,116          --           --
                    ---------------------------------------
Total Investments    $ 18,988,097     $    --      $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.

See Notes to Financial Statements            Page 51

FIRST TRUST BICK INDEX FUND (BICK)

SEPTEMBER 30, 2013

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Commercial Banks                                    21.7%
Oil, Gas & Consumable Fuels                         10.6
IT Services                                          7.0
Automobiles                                          6.9
Internet Software & Services                         6.0
Metals & Mining                                      5.8
Insurance                                            3.9
Machinery                                            3.2
Electronic Equipment, Instruments & Components       3.1
Pharmaceuticals                                      2.9
Chemicals                                            2.1
Personal Products                                    2.1
Diversified Telecommunication Services               2.0
Semiconductors & Semiconductor Equipment             2.0
Construction & Engineering                           1.9
Internet & Catalog Retail                            1.2
Water Utilities                                      1.1
Aerospace & Defense                                  1.0
Auto Components                                      1.0
Beverages                                            1.0
Computers & Peripherals                              1.0
Diversified Consumer Services                        1.0
Diversified Financial Services                       1.0
Electric Utilities                                   1.0
Food & Staples Retailing                             1.0
Food Products                                        1.0
Household Durables                                   1.0
Independent Power Producers & Energy Traders         1.0
Real Estate Management & Development                 1.0
Trading Companies & Distributors                     1.0
Transportation Infrastructure                        1.0
Wireless Telecommunication Services                  1.0
Construction Materials                               0.9
Marine                                               0.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.3
NET OTHER ASSETS AND LIABILITIES                    (0.3)
                                                  -------
TOTAL                                              100.0%
                                                  =======

Page 52                 See Notes to Financial Statements

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.4%
            BERMUDA -- 1.2%
     10,355 Marvell Technology Group Ltd.     $     119,083
                                              -------------
            CANADA -- 4.8%
     24,783 BlackBerry Ltd. (b) (c)                 197,025
     23,638 Celestica, Inc. (c)                     260,727
                                              -------------
                                                    457,752
                                              -------------
            CAYMAN ISLANDS -- 2.5%
    385,853 FIH Mobile Ltd. (c)                     239,296
                                              -------------
            CHINA -- 3.0%
     34,946 BYD Co., Ltd., Class H (c)              155,898
     64,778 ZTE Corp., Class H (c)                  133,968
                                              -------------
                                                    289,866
                                              -------------
            FINLAND -- 4.3%
     64,308 Nokia Oyj, ADR (c)                      418,645
                                              -------------
            FRANCE -- 3.3%
     48,605 Alcatel-Lucent, ADR (c)                 171,576
      5,873 Orange                                   73,645
      2,938 Vivendi S.A.                             67,589
                                              -------------
                                                    312,810
                                              -------------
            GERMANY -- 0.7%
      4,652 Deutsche Telekom AG                      67,434
                                              -------------
            GUERNSEY -- 1.3%
      3,402 Amdocs Ltd.                             124,649
                                              -------------
            HONG KONG -- 0.6%
      5,426 China Mobile Ltd.                        60,620
                                              -------------
            ITALY -- 0.7%
     85,146 Telecom Italia S.p.A.                    70,266
                                              -------------
            JAPAN -- 8.8%
      1,234 KDDI Corp.                               63,272
      4,800 KYOCERA Corp.                           254,418
      3,700 NTT DOCOMO, Inc.                         59,926
        900 SoftBank Corp.                           62,170
     12,500 SONY Corp.                              266,799
     31,000 TOSHIBA Corp.                           138,766
                                              -------------
                                                    845,351
                                              -------------
            NETHERLANDS -- 2.7%
      1,092 Gemalto N.V.                            117,255
     15,740 STMicroelectronics N.V.                 145,160
                                              -------------
                                                    262,415
                                              -------------
            RUSSIA -- 0.7%
      2,809 Mobile TeleSystems, ADR                  62,528
                                              -------------
            SINGAPORE -- 4.1%
      3,256 Avago Technologies Ltd.                 140,399
     27,929 Flextronics International
               Ltd. (c)                             253,874
                                              -------------
                                                    394,273
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOUTH KOREA -- 6.0%
      3,699 KT Corp., ADR                     $      62,032
      3,845 LG Electronics, Inc.                    254,741
        204 Samsung Electronics Co., Ltd.           259,491
                                              -------------
                                                    576,264
                                              -------------
            SPAIN -- 0.7%
      4,388 Telefonica S.A. (c)                      68,327
                                              -------------
            SWEDEN -- 1.5%
     10,686 Telefonaktiebolaget LM Ericsson,
               Class B                              142,165
                                              -------------
            TAIWAN -- 11.2%
    198,810 Compal Communications, Inc.             292,496
     47,956 HTC Corp.                               214,096
    308,217 Inventec Corp.                          298,137
    279,519 Wistron Corp.                           270,850
                                              -------------
                                                  1,075,579
                                              -------------
            UNITED KINGDOM -- 2.2%
      3,094 ARM Holdings PLC, ADR                   148,883
     18,633 Vodafone Group PLC                       65,157
                                              -------------
                                                    214,040
                                              -------------
            UNITED STATES -- 39.1%
      2,689 Agilent Technologies, Inc.              137,811
      3,566 Altera Corp.                            132,513
      2,710 Analog Devices, Inc.                    127,506
        515 Apple, Inc.                             245,526
      1,757 AT&T, Inc.                               59,422
     11,416 Benchmark Electronics, Inc. (c)         261,312
      4,964 Broadcom Corp., Class A                 129,114
      6,917 CEVA, Inc. (c)                          119,318
      6,295 Ciena Corp. (c)                         157,249
      1,806 Crown Castle International
               Corp. (c)                            131,892
        148 Google, Inc., Class A (c)               129,635
      4,504 Maxim Integrated Products, Inc.         134,219
      9,241 Micron Technology, Inc. (c)             161,440
      2,239 Motorola Solutions, Inc.                132,952
      8,117 OmniVision Technologies,
               Inc. (c)                             124,271
      1,892 QUALCOMM, Inc.                          127,445
     25,282 RF Micro Devices, Inc. (c)              142,591
     15,415 Sanmina Corp. (c)                       269,608
      1,672 SBA Communications Corp.,
               Class A (c)                          134,529
      4,945 Skyworks Solutions, Inc. (c)            122,834
      8,860 Sprint Corp. (c)                         55,021
      3,244 Synaptics, Inc. (c)                     143,644
     56,487 Tellabs, Inc.                           128,226
      3,283 Texas Instruments, Inc.                 132,206
     16,631 TriQuint Semiconductor, Inc. (c)        135,210
      1,255 Verizon Communications, Inc.             58,558
      2,888 Xilinx, Inc.                            135,332
                                              -------------
                                                  3,769,384
                                              -------------

                        See Notes to Financial Statements                Page 53

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 99.4%      $   9,570,747
            (Cost $8,582,986)                 -------------

            COLLATERAL FOR SECURITIES ON LOAN
               -- 1.1%
            MONEY MARKET FUNDS -- 0.2%
     23,269 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (d)                            23,269
            (Cost $23,269)

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 0.9%
$    84,806 JPMorgan Chase & Co., 0.005% (d),
               dated 09/30/13, due 10/01/13,
               with a maturity value of
               $84,806. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.625%, due 11/30/17.
               The value of the collateral
               including accrued interest is
               $86,628.                              84,806
            (Cost $84,806)                    -------------

            TOTAL COLLATERAL FOR SECURITIES
               ON LOAN -- 1.1%                      108,075
            (Cost $108,075)                   -------------

            TOTAL INVESTMENTS -- 100.5%           9,678,822
            (Cost $8,691,061) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.5)%                (49,971)
                                              -------------
            NET ASSETS -- 100.0%              $   9,628,851
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $105,193 and the total value of the collateral held by the Fund is $108,075.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of September 30, 2013.

(e) Aggregate cost for federal income tax purposes is $8,892,335. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,642,935 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $856,448.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $  9,570,747    $     --      $    --
Money Market Funds         23,269          --           --
Repurchase
   Agreements                  --      84,806           --
                    ---------------------------------------
Total Investments    $  9,594,016    $ 84,806      $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Semiconductors & Semiconductor Equipment            26.5%
Communications Equipment                            22.0
Electronic Equipment, Instruments & Components      16.0
Computers & Peripherals                              9.7
Wireless Telecommunication Services                  7.2
Diversified Telecommunication Services               5.5
Household Durables                                   5.4
Automobiles                                          1.6
Industrial Conglomerates                             1.4
Internet Software & Services                         1.4
Life Sciences Tools & Services                       1.4
IT Services                                          1.3
Repurchase Agreements                                0.9
Money Market Funds                                   0.2
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.5
NET OTHER ASSETS AND LIABILITIES                    (0.5)
                                                  -------
TOTAL                                              100.0%
                                                  =======

Page 54                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 92.0%
            BERMUDA -- 1.2%
    365,922 Brilliance China Automotive
               Holdings Ltd. (b)              $     549,173
                                              -------------
            CAYMAN ISLANDS -- 0.8%
    590,000 Geely Automobile Holdings Ltd.          303,524
      2,132 Kolao Holdings                           64,574
                                              -------------
                                                    368,098
                                              -------------
            CHINA -- 3.9%
    112,000 AviChina Industry & Technology
               Co., Ltd., Class H                    57,185
     78,637 BYD Co., Ltd., Class H (b)              350,809
    112,247 Chongqing Changan Automobile
               Co. Ltd., Class B                    171,354
    128,147 Dongfeng Motor Group Co., Ltd.,
               Class H                              194,635
    136,413 Great Wall Motor Co., Ltd.,
               Class H                              739,588
    292,738 Guangzhou Automobile Group Co.,
               Ltd., Class H                        317,426
                                              -------------
                                                  1,830,997
                                              -------------
            FRANCE -- 4.9%
     30,459 Peugeot S.A. (b)                        500,659
     22,213 Renault S.A.                          1,770,897
                                              -------------
                                                  2,271,556
                                              -------------
            GERMANY -- 12.7%
     18,355 Bayerische Motoren Werke AG           1,973,365
     50,576 Daimler AG                            3,942,462
                                              -------------
                                                  5,915,827
                                              -------------
            ITALY -- 2.1%
    115,596 Fiat S.p.A. (b)                         921,102
     21,946 Piaggio & C. S.p.A.                      58,014
                                              -------------
                                                    979,116
                                              -------------
            JAPAN -- 33.6%
     27,000 Daihatsu Motor Co., Ltd.                521,898
     71,000 Fuji Heavy Industries Ltd.            1,957,475
     95,300 Honda Motor Co., Ltd.                 3,621,196
    353,000 Mazda Motor Corp. (b)                 1,569,368
     54,000 Mitsubishi Motors Corp. (b)             595,514
    172,700 Nissan Motor Co., Ltd.                1,728,845
      6,000 Nissan Shatai Co., Ltd.                 104,319
     55,500 Suzuki Motor Corp.                    1,328,002
     57,100 Toyota Motor Corp.                    3,642,271
     37,000 Yamaha Motor Co., Ltd.                  539,783
                                              -------------
                                                 15,608,671
                                              -------------
            MALAYSIA -- 0.7%
     88,117 UMW Holdings Berhad                     319,541
                                              -------------
            SOUTH KOREA -- 11.3%
     14,862 Hyundai Motor Co.                     3,471,153


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOUTH KOREA (CONTINUED)
     28,694 Kia Motors Corp.                  $   1,743,521
      5,600 Ssangyong Motor Co. (b)                  44,501
                                              -------------
                                                  5,259,175
                                              -------------
            TAIWAN -- 0.9%
     91,535 China Motor Corp.                        82,659
     90,171 Sanyang Industrial Co., Ltd.            129,766
    114,428 Yulon Motor Co., Ltd.                   191,571
                                              -------------
                                                    403,996
                                              -------------
            UNITED STATES -- 19.9%
    213,571 Ford Motor Co.                        3,602,943
     50,993 General Motors Co. (b)                1,834,218
     28,880 Harley-Davidson, Inc.                 1,855,251
     10,264 Tesla Motors, Inc. (b)                1,985,263
                                              -------------
                                                  9,277,675
                                              -------------
            TOTAL COMMON STOCKS -- 92.0%         42,783,825
            (Cost $37,075,015)                -------------

            PREFERRED STOCKS -- 7.7%
            GERMANY -- 7.7%
     20,197 Porsche Automobil Holding SE          1,765,100
      7,644 Volkswagen AG                         1,801,952
                                              -------------
            TOTAL PREFERRED STOCKS -- 7.7%        3,567,052
            (Cost $3,161,653)                 -------------

            TOTAL INVESTMENTS -- 99.7%           46,350,877
            (Cost $40,236,668) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                  153,446
                                              -------------
            NET ASSETS -- 100.0%              $  46,504,323
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $40,764,525. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,701,383 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $115,031.

                        See Notes to Financial Statements                Page 55

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

SEPTEMBER 30, 2013

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $ 42,783,825     $    --      $    --
Preferred Stocks        3,567,052          --           --
                    ---------------------------------------
Total Investments    $ 46,350,877     $    --      $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Automobiles                                         99.2%
Auto Components                                      0.2
Specialty Retail                                     0.2
Aerospace & Defense                                  0.1
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                  -------
TOTAL                                              100.0%
                                                  =======

Page 56                 See Notes to Financial Statements

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.0%
            CANADA -- 3.0%
     48,788 Open Text Corp.                   $   3,642,024
                                              -------------
            GERMANY -- 2.7%
     45,895 SAP AG, ADR                           3,392,559
                                              -------------
            INDIA -- 0.9%
    111,921 Wipro Ltd., ADR                       1,148,309
                                              -------------
            ISRAEL -- 0.8%
     16,854 Check Point Software
               Technologies Ltd. (b)                953,262
                                              -------------
            UNITED STATES -- 92.6%
     56,114 Activision Blizzard, Inc.               935,420
     19,072 Adobe Systems, Inc. (b)                 990,600
     81,834 Akamai Technologies, Inc. (b)         4,230,818
     12,711 Amazon.com, Inc. (b)                  3,973,967
      6,205 Apple, Inc.                           2,958,234
    238,230 Aruba Networks, Inc. (b)              3,964,147
    425,268 Brightcove, Inc. (b)                  4,784,265
     28,910 CA, Inc.                                857,760
    144,581 Cisco Systems, Inc.                   3,386,087
    140,669 EMC Corp.                             3,595,500
     18,224 Equinix, Inc. (b)                     3,346,838
     47,074 F5 Networks, Inc. (b)                 4,037,066
    147,395 Facebook, Inc., Class A (b)           7,405,125
     18,012 Financial Engines, Inc.               1,070,633
      3,982 Google, Inc., Class A (b)             3,487,874
    107,857 Hewlett-Packard Co.                   2,262,840
     98,415 Informatica Corp. (b)                 3,835,233
     13,197 International Business Machines
               Corp.                              2,443,820
     14,209 Intuit, Inc.                            942,199
     19,315 j2 Global, Inc.                         956,479
    182,830 Juniper Networks, Inc. (b)            3,631,004
     77,570 Microsoft Corp.                       2,583,857
     91,921 NetApp, Inc.                          3,917,673
     16,280 Netflix, Inc. (b)                     5,033,939
     33,843 NetScout Systems, Inc. (b)              865,365
     40,527 NetSuite, Inc. (b)                    4,374,484
    103,136 Oracle Corp.                          3,421,021
     71,107 Polycom, Inc. (b)                       776,488
    100,604 Rackspace Hosting, Inc. (b)           5,307,867
     76,029 Red Hat, Inc. (b)                     3,507,978
     92,729 Salesforce.com, Inc. (b)              4,813,562
     62,106 Teradata Corp. (b)                    3,443,157
    161,621 TIBCO Software, Inc. (b)              4,135,881
     49,947 VMware, Inc., Class A (b)             4,040,712
  1,235,083 Zynga, Inc., Class A (b)              4,545,105
                                              -------------
                                                113,862,998
                                              -------------

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%       $ 122,999,152
            (Cost $105,961,846) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                  (23,447)
                                              -------------
            NET ASSETS -- 100.0%              $ 122,975,705
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $108,346,465. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,533,043 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,880,356.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $122,999,152     $    --      $    --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2013.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Software                                            38.9%
Internet Software & Services                        24.0
Communications Equipment                            12.8
Computers & Peripherals                             10.4
Internet & Catalog Retail                            7.3
IT Services                                          5.7
Capital Markets                                      0.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                    (0.0) **
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Amount is less than 0.1%.

                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2013

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                                  (FDD)                       (FFR)
                                                                          ----------------------      ----------------------
ASSETS:
Investments, at value .................................................       $   58,093,743              $   99,523,346
Cash ..................................................................                   --                          --
Foreign currency, at value ............................................               94,507                      19,884
Receivables:
   Capital shares sold ................................................                   --                          --
   Investment securities sold .........................................            1,934,367                          --
   Currency ...........................................................                   --                         399
   Dividends ..........................................................              106,129                     266,669
   Reclaims ...........................................................               92,032                       7,963
   Interest ...........................................................                    2                           6
   Due from authorized participants ...................................                   --                          --
   Securities lending income ..........................................                   --                          --
Prepaid expenses ......................................................               20,161                       1,402
                                                                              --------------              --------------
   TOTAL ASSETS .......................................................           60,340,941                  99,819,669
                                                                              --------------              --------------

LIABILITIES:
Due to custodian ......................................................                   --                          --
Due to custodian foreign currency .....................................                   --                          --
Due to authorized participants ........................................                   --                          --
Payables:
   Capital shares redeemed ............................................            1,941,643                          --
   Investment securities purchased ....................................                   --                       2,702
   Currency ...........................................................               44,193                          --
   Audit and tax fees .................................................               22,925                      26,500
   Investment advisory fees ...........................................                8,962                      20,952
   Printing fees ......................................................                6,045                      17,658
   Trustees' fees .....................................................                    4                           8
   Collateral for securities on loan ..................................                   --                          --
   Licensing fees .....................................................                   --                      30,008
Other liabilities .....................................................               24,741                      57,972
                                                                              --------------              --------------
   TOTAL LIABILITIES ..................................................            2,048,513                     155,800
                                                                              --------------              --------------

NET ASSETS ............................................................       $   58,292,428              $   99,663,869
                                                                              ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital .......................................................       $   67,154,809              $   90,064,761
Par value .............................................................               45,033                      25,000
Accumulated net investment income (loss) ..............................               83,918                  (1,895,754)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions ......................................          (12,488,924)                 (3,316,560)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation .......................................            3,497,592                  14,786,422
                                                                              --------------              --------------
NET ASSETS ............................................................       $   58,292,428              $   99,663,869
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................       $        12.94              $        39.87
                                                                              ==============              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share) .........................................            4,503,334                   2,500,002
                                                                              ==============              ==============
Investments, at cost ..................................................       $   54,601,212              $   84,737,814
                                                                              ==============              ==============
Foreign currency, at cost (proceeds) ..................................       $       94,191              $       19,870
                                                                              ==============              ==============
Securities on loan, at value ..........................................       $           --              $           --
                                                                              ==============              ==============

Page 58                 See Notes to Financial Statements

                                                                            FIRST TRUST                       FIRST TRUST
             FIRST TRUST                    FIRST TRUST                      ISE GLOBAL                     NASDAQ(R) CLEAN
           DOW JONES GLOBAL                  ISE GLOBAL                     ENGINEERING                    EDGE(R) SMART GRID
           SELECT DIVIDEND                  WIND ENERGY                   AND CONSTRUCTION                   INFRASTRUCTURE
              INDEX FUND                     INDEX FUND                      INDEX FUND                        INDEX FUND
                (FGD)                          (FAN)                           (FLM)                             (GRID)
         --------------------           --------------------            --------------------              --------------------

            $  357,831,977                 $   63,067,554                  $   16,760,416                    $   11,968,857
                        --                             --                          12,164                            29,226
                   175,905                          4,358                           2,512                                --

                 1,590,482                      1,183,550                              --                                --
                   566,386                      1,074,404                              --                                --
                   313,399                             --                           1,948                                --
                 1,026,157                         18,099                          30,035                             6,382
                   372,275                         49,260                          14,722                            23,090
                        23                              3                              --                                --
                        --                          2,446                              --                                --
                        --                             --                              --                               429
                     1,550                          1,305                           1,298                               174
            --------------                 --------------                  --------------                    --------------
               361,878,154                     65,400,979                      16,823,095                        12,028,158
            --------------                 --------------                  --------------                    --------------


                 1,242,545                             --                              --                                --
                        --                             --                              --                             1,055
                        --                        130,923                              --                                --

                        --                             --                              --                                --
                 1,591,199                      1,049,202                              --                                --
                        --                             --                              --                                --
                    26,500                         25,750                          25,750                            25,750
                    86,599                         19,167                           9,577                             2,900
                    38,245                          6,245                           2,345                             2,145
                        23                              5                               2                                 1
                        --                             --                              --                           141,766
                   120,331                         11,092                           3,996                             2,614
                   155,063                         16,768                           8,686                            11,333
            --------------                 --------------                  --------------                    --------------
                 3,260,505                      1,259,152                          50,356                           187,564
            --------------                 --------------                  --------------                    --------------

            $  358,617,649                 $   64,141,827                  $   16,772,739                    $   11,840,594
            ==============                 ==============                  ==============                    ==============


            $  343,079,700                 $  125,406,698                  $   21,604,001                    $   14,368,120
                   140,000                         61,500                           3,500                             3,500
                 (305,805)                          1,863                          11,201                            27,948

              (13,326,756)                   (64,077,624)                     (4,789,002)                       (4,162,838)

                29,030,510                      2,749,390                        (56,961)                         1,603,864
            --------------                 --------------                  --------------                    --------------
            $  358,617,649                 $   64,141,827                  $   16,772,739                    $   11,840,594
            ==============                 ==============                  ==============                    ==============

            $        25.62                 $        10.43                  $        47.92                    $        33.83
            ==============                 ==============                  ==============                    ==============

                14,000,002                      6,150,002                         350,002                           350,002
            ==============                 ==============                  ==============                    ==============
            $  328,825,358                 $   60,318,032                  $   16,817,604                    $   10,365,581
            ==============                 ==============                  ==============                    ==============
            $      175,541                 $        4,436                  $        2,510                    $      (1,054)
            ==============                 ==============                  ==============                    ==============
            $           --                 $           --                  $           --                    $      137,745
            ==============                 ==============                  ==============                    ==============


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2013


                                                                                FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                                   (CU)                       (PLTM)
                                                                          ----------------------      ----------------------
ASSETS:
Investments, at value .................................................        $  33,435,735              $   11,612,563
Cash ..................................................................                   --                          --
Foreign currency, at value ............................................               96,451                      80,963
Receivables:
   Capital shares sold ................................................                   --                     646,522
   Investment securities sold .........................................              120,198                     578,249
   Currency ...........................................................                   --                          --
   Dividends ..........................................................               81,499                          --
   Reclaims ...........................................................               57,336                       3,238
   Interest ...........................................................                   --                          --
   Due from authorized participants ...................................                   --                          --
   Securities lending income ..........................................                   --                          --
Prepaid expenses ......................................................                   --                          --
                                                                              --------------              --------------
   TOTAL ASSETS .......................................................           33,791,219                  12,921,535
                                                                              --------------              --------------

LIABILITIES:
Due to custodian ......................................................              146,690                      76,935
Due to custodian foreign currency .....................................                   --                          --
Due to authorized participants ........................................                   --                          --
Payables:
   Capital shares redeemed ............................................                   --                          --
   Investment securities purchased ....................................              378,973                   1,252,624
   Currency ...........................................................                   --                          --
   Audit and tax fees .................................................                   --                          --
   Investment advisory fees ...........................................               19,537                       6,374
   Printing fees ......................................................                   --                          --
   Trustees' fees .....................................................                   --                          --
   Collateral for securities on loan ..................................                   --                          --
   Licensing fees .....................................................                   --                          --
Other liabilities .....................................................                   --                          --
                                                                              --------------              --------------
   TOTAL LIABILITIES ..................................................              545,200                   1,335,933
                                                                              --------------              --------------

NET ASSETS ............................................................        $  33,246,019              $   11,585,602
                                                                              ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital .......................................................        $  82,990,090              $   22,708,388
Par value .............................................................               15,000                       9,000
Accumulated net investment income (loss) ..............................             (42,943)                      28,954
Accumulated net realized gain (loss) on investments and
   foreign currency transactions ......................................         (31,768,783)                 (9,480,156)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation .......................................         (17,947,345)                 (1,680,584)
                                                                              --------------              --------------
NET ASSETS ............................................................        $  33,246,019              $   11,585,602
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................        $       22.16              $        12.87
                                                                              ==============              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share) .........................................            1,500,002                     900,002
                                                                              ==============              ==============
Investments, at cost ..................................................        $  51,387,803              $   13,293,035
                                                                              ==============              ==============
Foreign currency, at cost (proceeds) ..................................        $      96,452              $       80,962
                                                                              ==============              ==============
Securities on loan, at value...........................................        $          --              $           --
                                                                              ==============              ==============


Page 60                 See Notes to Financial Statements

                                            FIRST TRUST                     FIRST TRUST                       FIRST TRUST
             FIRST TRUST                     NASDAQ CEA                    NASDAQ GLOBAL                       ISE CLOUD
                 BICK                        SMARTPHONE                         AUTO                           COMPUTING
              INDEX FUND                     INDEX FUND                      INDEX FUND                        INDEX FUND
                (BICK)                         (FONE)                          (CARZ)                            (SKYY)
         --------------------           --------------------            --------------------              --------------------

            $   18,988,097                 $    9,678,822                  $   46,350,877                    $  122,999,152
                        --                         36,364                          94,781                                --
                        --                             --                          24,294                                --

                        --                             --                              --                                --
                        --                         27,006                          58,204                                --
                        --                             --                              --                                --
                    55,368                          8,696                          93,412                            29,710
                        --                            616                          15,679                            10,923
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                            549                              --                                --
                        --                             --                              --                                --
            --------------                 --------------                  --------------                    --------------
                19,043,465                      9,752,053                      46,637,247                       123,039,785
            --------------                 --------------                  --------------                    --------------


                   110,959                             --                              --                             6,115
                       250                          9,638                              --                                --
                        --                             --                              --                                --

                        --                             --                              --                                --
                        --                             --                         108,501                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                     9,855                          5,489                          24,423                            57,965
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                        108,075                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
            --------------                 --------------                  --------------                    --------------
                   121,064                        123,202                         132,924                            64,080
            --------------                 --------------                  --------------                    --------------

            $   18,922,401                 $    9,628,851                  $   46,504,323                    $  122,975,705
            ==============                 ==============                  ==============                    ==============


            $   30,476,589                 $   10,845,576                  $   40,813,892                    $  110,017,583
                     8,000                          3,000                          12,000                            50,000
                     5,616                          5,441                          88,335                           (39,584)

                (9,835,220)                    (2,212,968)                       (525,166)                       (4,089,600)

                (1,732,584)                       987,802                       6,115,262                        17,037,306
            --------------                 --------------                  --------------                    --------------
            $   18,922,401                 $    9,628,851                  $   46,504,323                    $  122,975,705
            ==============                 ==============                  ==============                    ==============

            $        23.65                 $        32.10                  $        38.75                    $        24.60
            ==============                 ==============                  ==============                    ==============

                   800,002                        300,002                       1,200,002                         5,000,002
            ==============                 ==============                  ==============                    ==============
            $   20,720,823                 $    8,691,061                  $   40,236,668                    $  105,961,846
            ==============                 ==============                  ==============                    ==============
            $         (250)                $       (9,642)                 $       24,296                    $           --
            ==============                 ==============                  ==============                    ==============
            $           --                 $      105,193                  $           --                    $           --
            ==============                 ==============                  ==============                    ==============


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2013

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                                  (FDD)                       (FFR)
                                                                          ----------------------      ----------------------
INVESTMENT INCOME:
Dividends .............................................................       $    2,074,453              $    3,469,890
Foreign tax withholding ...............................................             (155,188)                   (211,916)
Interest ..............................................................                   22                          52
Securities lending income (net of fees) ...............................                   --                          --
                                                                              --------------              --------------
   Total investment income ............................................            1,919,287                   3,258,026
                                                                              --------------              --------------

EXPENSES:
Investment advisory fees ..............................................              135,038                     430,833
Licensing fees ........................................................               75,028                     129,246
Audit and tax fees ....................................................               23,641                      27,216
Accounting and administration fees ....................................               18,953                      66,894
Printing fees .........................................................               16,130                      32,333
Listing fees ..........................................................                7,678                       7,678
Custodian fees ........................................................                7,434                      (5,895)
Legal fees ............................................................                5,253                      18,920
Trustees' fees and expenses ...........................................                5,200                       7,839
Registration and filing fees ..........................................                4,169                         490
Transfer agent fees ...................................................                1,688                       5,386
Other expenses ........................................................                3,214                      11,449
                                                                              --------------              --------------
   Total expenses .....................................................              303,426                     732,389
   Less fees waived and expenses reimbursed by
      the investment advisor ..........................................             (100,869)                    (86,139)
                                                                              --------------              --------------
   Net expenses .......................................................              202,557                     646,250
                                                                              --------------              --------------

NET INVESTMENT INCOME (LOSS) ..........................................            1,716,730                   2,611,776
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................           (1,147,702)                   (335,973)
   In-kind redemptions ................................................              397,510                   6,940,696
   Foreign currency transactions ......................................               (3,946)                    (13,048)
                                                                              --------------              --------------
Net realized gain (loss) ..............................................             (754,138)                  6,591,675
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................            4,693,113                     403,094
   Foreign currency translation .......................................                7,265                         649
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) ..................            4,700,378                     403,743
                                                                              --------------              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ...............................            3,946,240                   6,995,418
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................       $    5,662,970              $    9,607,194
                                                                              ==============              ==============


Page 62              See Notes to Financial Statements

                                                                            FIRST TRUST                       FIRST TRUST
             FIRST TRUST                    FIRST TRUST                      ISE GLOBAL                     NASDAQ(R) CLEAN
           DOW JONES GLOBAL                  ISE GLOBAL                     ENGINEERING                    EDGE(R) SMART GRID
           SELECT DIVIDEND                  WIND ENERGY                   AND CONSTRUCTION                   INFRASTRUCTURE
              INDEX FUND                     INDEX FUND                      INDEX FUND                        INDEX FUND
                (FGD)                          (FAN)                           (FLM)                             (GRID)
         --------------------           --------------------            --------------------              --------------------

            $   17,999,178                 $      450,123                  $      465,902                    $      271,556
                (1,292,809)                       (44,004)                        (47,805)                          (20,130)
                       187                             14                              --                                --
                        --                             --                              --                             5,593
            --------------                 --------------                  --------------                    --------------
                16,706,556                        406,133                         418,097                           257,019
            --------------                 --------------                  --------------                    --------------


                 1,153,443                        107,844                          67,577                            49,510
                   198,072                         26,961                          16,894                            11,138
                    27,216                         26,466                          26,466                            26,466
                   155,162                         19,541                          11,924                             8,194
                    64,033                         15,220                           5,328                             8,166
                     7,678                          8,050                           7,678                            21,348
                    54,679                          7,331                           3,519                             1,378
                    49,321                          3,058                           1,534                             1,930
                    14,071                          4,911                           4,399                             4,435
                    13,186                          2,367                               2                                --
                    14,418                          1,348                             845                               619
                    13,930                          3,261                           4,331                             4,097
            --------------                 --------------                  --------------                    --------------
                 1,765,209                        226,358                         150,497                           137,281

                   (35,045)                       (64,592)                        (32,237)                          (50,638)
            --------------                 --------------                  --------------                    --------------
                 1,730,164                        161,766                         118,260                            86,643
            --------------                 --------------                  --------------                    --------------

                14,976,392                        244,367                         299,837                           170,376
            --------------                 --------------                  --------------                    --------------



                (5,002,273)                   (11,526,961)                     (1,026,459)                       (1,104,024)
                 6,645,330                         10,556                         159,518                           999,577
                  (116,308)                        (1,279)                         (6,882)                          (7,915)
            --------------                 --------------                  --------------                    --------------
                 1,526,749                    (11,517,684)                       (873,823)                         (112,362)
            --------------                 --------------                  --------------                    --------------

                22,210,924                     24,262,107                       4,420,116                         2,058,535
                    28,492                          2,477                           3,882                              (570)
            --------------                 --------------                  --------------                    --------------
                22,239,416                     24,264,584                       4,423,998                         2,057,965
            --------------                 --------------                  --------------                    --------------

                23,766,165                     12,746,900                       3,550,175                         1,945,603
            --------------                 --------------                  --------------                    --------------


            $   38,742,557                 $   12,991,267                  $    3,850,012                    $    2,115,979
            ==============                 ==============                  ==============                    ==============


                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE YEAR ENDED SEPTEMBER 30, 2013

                                                                                FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                                   (CU)                       (PLTM)
                                                                          ----------------------      ----------------------
INVESTMENT INCOME:
Dividends .............................................................       $    1,234,611              $      116,961
Foreign tax withholding ...............................................              (51,078)                     (9,669)
Interest ..............................................................                   --                          --
Securities lending income (net of fees) ...............................                   --                          --
                                                                              --------------              --------------
   Total investment income ............................................            1,183,533                     107,292
                                                                              --------------              --------------

EXPENSES:
Investment advisory fees ..............................................              272,155 (a)                  69,369 (a)
Licensing fees ........................................................                   --                          --
Audit and tax fees ....................................................                   --                          --
Accounting and administration fees ....................................                   --                          --
Printing fees .........................................................                   --                          --
Listing fees ..........................................................                   --                          --
Custodian fees ........................................................                   --                          --
Legal fees ............................................................                   --                          --
Trustees' fees and expenses ...........................................                   --                          --
Registration and filing fees ..........................................                   --                          --
Transfer agent fees ...................................................                   --                          --
Other expenses ........................................................                1,768                          --
                                                                              --------------              --------------
   Total expenses .....................................................              273,923                      69,369
   Less fees waived and expenses reimbursed by the investment advisor..                   --                          --
                                                                              --------------              --------------
   Net expenses .......................................................              273,923                      69,369
                                                                              --------------              --------------

NET INVESTMENT INCOME (LOSS) ..........................................              909,610                      37,923
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................          (10,686,151)                 (3,994,222)
   In-kind redemptions ................................................              (70,922)                         --
   Foreign currency transactions ......................................               (1,106)                     (8,859)
                                                                              --------------              --------------
Net realized gain (loss) ..............................................          (10,758,179)                 (4,003,081)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................            1,396,005                   2,480,290
   Foreign currency translations ......................................               (4,145)                        786
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) ..................            1,391,860                   2,481,076
                                                                              --------------              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ...............................           (9,366,319)                 (1,522,005)
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................       $   (8,456,709)             $   (1,484,082)
                                                                              ==============              ==============

(a) Fund is subject to a unitary fee (See Note 3 in the Notes to Financial Statements).

Page 64                 See Notes to Financial Statements

                                            FIRST TRUST                     FIRST TRUST                       FIRST TRUST
             FIRST TRUST                     NASDAQ CEA                    NASDAQ GLOBAL                       ISE CLOUD
                 BICK                        SMARTPHONE                         AUTO                           COMPUTING
              INDEX FUND                     INDEX FUND                      INDEX FUND                        INDEX FUND
                (BICK)                         (FONE)                          (CARZ)                            (SKYY)
         --------------------           --------------------            --------------------              --------------------

            $      725,531                 $      196,786                  $      340,836                    $      598,445
                   (60,662)                       (13,354)                        (32,462)                           (9,659)
                        --                             --                              --                                --
                        --                         13,092                              --                                --
            --------------                 --------------                  --------------                    --------------
                   664,869                        196,524                         308,374                           588,786
            --------------                 --------------                  --------------                    --------------


                   209,412 (a)                     76,333 (a)                     113,415 (a)                       547,369 (a)
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                            227                              --                                --
            --------------                 --------------                  --------------                    --------------
                   209,412                         76,560                         113,415                           547,369
                        --                             --                              --                                --
            --------------                 --------------                  --------------                    --------------
                   209,412                         76,560                         113,415                           547,369
            --------------                 --------------                  --------------                    --------------

                   455,457                        119,964                         194,959                            41,417
            --------------                 --------------                  --------------                    --------------



                (3,768,719)                    (1,196,606)                       (341,367)                       (3,324,475)
                   707,335                        911,204                              --                         5,163,900
                    (1,789)                        (3,963)                         (7,170)                               --
            --------------                 --------------                  --------------                    --------------
               (3,063,173)                      (289,365)                       (348,537)                         1,839,425
            --------------                 --------------                  --------------                    --------------

                 3,179,424                      3,802,038                       6,956,734                        18,605,016
                       233                             56                           1,188                                --
            --------------                 --------------                  --------------                    --------------
                 3,179,657                      3,802,094                       6,957,922                        18,605,016
            --------------                 --------------                  --------------                    --------------

                   116,484                      3,512,729                       6,609,385                        20,444,441
            --------------                 --------------                  --------------                    --------------


            $      571,941                 $    3,632,693                  $    6,804,344                    $   20,485,858
            ==============                 ==============                  ==============                    ==============


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FIRST TRUST
                                                                                            STOXX(R) EUROPEAN
                                                                                             SELECT DIVIDEND
                                                                                                INDEX FUND
                                                                                                  (FDD)
                                                                            --------------------------------------------------

                                                                                   For the                     For the
                                                                                  Year Ended                  Year Ended
                                                                                  9/30/2013                   9/30/2012
                                                                            ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)............................................     $    1,716,730              $      634,822
   Net realized gain (loss) ...............................................           (754,138)                   (350,038)
   Net change in unrealized appreciation (depreciation) ...................          4,700,378                     324,329
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting from operations ........          5,662,970                     609,113
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..................................................         (1,669,212)                   (598,892)
   Net realized gain ......................................................                 --                          --
   Return of capital ......................................................                 --                          --
                                                                                --------------              --------------
   Total distributions to shareholders ....................................         (1,669,212)                   (598,892)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold ..............................................         40,152,278                  10,191,171
   Cost of shares redeemed ................................................         (1,941,642)                 (2,875,668)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions .......................................         38,210,636                   7,315,503
                                                                                --------------              --------------
   Total increase (decrease) in net assets ................................         42,204,394                   7,325,724

NET ASSETS:
   Beginning of period ....................................................         16,088,034                   8,762,310
                                                                                --------------              --------------

   End of period ..........................................................     $   58,292,428              $   16,088,034
                                                                                ==============              ==============

   Accumulated net investment income (loss) at end of period ..............     $       83,918              $       38,174
                                                                                ==============              ==============



CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period ................................          1,353,334                     753,334
   Shares sold ............................................................          3,300,000                     850,000
   Shares redeemed ........................................................           (150,000)                   (250,000)
                                                                                --------------              --------------
   Shares outstanding, end of period ......................................          4,503,334                   1,353,334
                                                                                ==============              ==============


Page 66                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST                               FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                    ISE
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                INDEX FUND
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------

     For the               For the              For the              For the              For the              For the
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2013             9/30/2012            9/30/2013            9/30/2012            9/30/2013            9/30/2012
------------------    ------------------   ------------------   ------------------   ------------------   ------------------


 $      2,611,776      $      2,106,753     $     14,976,392     $      8,573,221     $        244,367     $        298,694
        6,591,675              (210,122)           1,526,749           (3,842,603)         (11,517,684)         (12,968,680)
          403,743            17,689,119           22,239,416           17,658,770           24,264,584            7,904,273
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        9,607,194            19,585,750           38,742,557           22,389,388           12,991,267           (4,765,713)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (4,593,163)           (2,500,307)         (15,554,673)          (8,490,662)            (290,875)            (272,180)
               --                    --                   --                   --                   --                   --
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (4,593,163)           (2,500,307)         (15,554,673)          (8,490,662)            (290,875)            (272,180)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       17,945,519            19,554,712          148,331,410          100,557,884           32,597,140                   --
      (19,860,513)           (1,582,877)         (19,131,020)          (4,167,114)          (2,018,008)          (9,447,041)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (1,914,994)           17,971,835          129,200,390           96,390,770           30,579,132           (9,447,041)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        3,099,037            35,057,278          152,388,274          110,289,496           43,279,524          (14,484,934)


       96,564,832            61,507,554          206,229,375           95,939,879           20,862,303           35,347,237
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

 $     99,663,869      $     96,564,832     $    358,617,649     $    206,229,375     $     64,141,827     $     20,862,303
 ================      ================     ================     ================     ================     ================

 $     (1,895,754)     $       (844,442)    $       (305,805)     $       238,811     $          1,863     $         23,697
 ================      ================     ================     ================     ================     ================




        2,550,002             2,050,002            8,750,002            4,550,002            3,100,002            4,350,002
          450,000               550,000            6,050,000            4,400,000            3,350,000                   --
         (500,000)              (50,000)            (800,000)            (200,000)            (300,000)          (1,250,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        2,500,002             2,550,002           14,000,002            8,750,002            6,150,002            3,100,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                FIRST TRUST
                                                                                                ISE GLOBAL
                                                                                       ENGINEERING AND CONSTRUCTION
                                                                                                INDEX FUND
                                                                                                   (FLM)
                                                                            --------------------------------------------------

                                                                                   For the                     For the
                                                                                  Year Ended                  Year Ended
                                                                                  9/30/2013                   9/30/2012
                                                                            ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss) ...........................................     $      299,837              $      502,546
   Net realized gain (loss) ...............................................           (873,823)                 (3,067,302)
   Net change in unrealized appreciation (depreciation) ...................          4,423,998                   5,927,065
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting from operations ........          3,850,012                   3,362,309
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..................................................           (305,197)                   (606,131)
   Net realized gain ......................................................                 --                          --
   Return of capital ......................................................                 --                          --
                                                                                --------------              --------------
   Total distributions to shareholders ....................................           (305,197)                   (606,131)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold ..............................................                 --                   8,080,210
   Cost of shares redeemed ................................................         (4,362,667)                (23,665,055)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions .......................................         (4,362,667)                (15,584,845)
                                                                                --------------              --------------
   Total increase (decrease) in net assets ................................           (817,852)                (12,828,667)

NET ASSETS:
   Beginning of period ....................................................         17,590,591                  30,419,258
                                                                                --------------              --------------

   End of period ..........................................................     $   16,772,739              $   17,590,591
                                                                                ==============              ==============

   Accumulated net investment income (loss) at end of period ..............     $       11,201              $       22,454
                                                                                ==============              ==============



CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period ................................            450,002                     900,002
   Shares sold ............................................................                 --                     200,000
   Shares redeemed ........................................................           (100,000)                   (650,000)
                                                                                --------------              --------------
   Shares outstanding, end of period ......................................            350,002                     450,002
                                                                                ==============              ==============


Page 68                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST                               FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                          ISE GLOBAL                                ISE GLOBAL
       SMART GRID INFRASTRUCTURE                           COPPER                                   PLATINUM
               INDEX FUND                                INDEX FUND                                INDEX FUND
                 (GRID)                                     (CU)                                     (PLTM)
----------------------------------------   ---------------------------------------   ---------------------------------------

     For the               For the              For the              For the              For the              For the
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2013             9/30/2012            9/30/2013            9/30/2012            9/30/2013            9/30/2012
------------------    ------------------   ------------------   ------------------   ------------------   ------------------


 $        170,376      $        111,855     $        909,610     $        916,651    $          37,923    $          45,014
         (112,362)           (1,423,531)         (10,758,179)         (15,197,786)          (4,003,081)          (3,789,493)
        2,057,965             4,083,781            1,391,860           21,572,028            2,481,076            1,065,698
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        2,115,979             2,772,105           (8,456,709)           7,290,893           (1,484,082)          (2,678,781)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


         (150,721)             (163,970)            (978,626)          (2,372,408)             (24,315)            (128,480)
               --                    --                   --                   --                   --                   --
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
         (150,721)             (163,970)            (978,626)          (2,372,408)             (24,315)            (128,480)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        1,591,536                    --            1,122,002            1,743,091            4,504,955            4,636,937
       (4,741,882)           (7,769,318)          (2,721,723)         (17,638,680)                  --             (900,758)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (3,150,346)           (7,769,318)          (1,599,721)         (15,895,589)           4,504,955            3,736,179
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (1,185,088)           (5,161,183)         (11,035,056)         (10,977,104)           2,996,558              928,918


       13,025,682            18,186,865           44,281,075           55,258,179            8,589,044            7,660,126
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

 $     11,840,594      $     13,025,682     $     33,246,019     $     44,281,075     $     11,585,602     $      8,589,044
 ================      ================     ================     ================     ================     ================

 $         27,948      $          7,563     $        (42,943)    $        (14,967)    $         28,954     $          4,195
 ================      ================     ================     ================     ================     ================




          450,002               750,002            1,550,002            2,100,002              600,002              400,002
           50,000                    --               50,000               50,000              300,000              250,000
         (150,000)             (300,000)            (100,000)            (600,000)                  --              (50,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          350,002               450,002            1,500,002            1,550,002              900,002              600,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                FIRST TRUST
                                                                                                   BICK
                                                                                                INDEX FUND
                                                                                                  (BICK)
                                                                            --------------------------------------------------

                                                                                   For the                     For the
                                                                                  Year Ended                  Year Ended
                                                                                  9/30/2013                   9/30/2012
                                                                            ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss) ...........................................     $      455,457              $      669,545
   Net realized gain (loss) ...............................................         (3,063,173)                 (5,614,235)
   Net change in unrealized appreciation (depreciation) ...................          3,179,657                   8,889,618
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting from operations ........            571,941                   3,944,928
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..................................................           (456,300)                   (815,765)
   Net realized gain ......................................................                 --                          --
   Return of capital ......................................................                 --                     (39,236)
                                                                                --------------              --------------
   Total distributions to shareholders ....................................           (456,300)                   (855,001)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold ..............................................                 --                   5,087,941
   Cost of shares redeemed ................................................        (26,631,596)                 (3,828,256)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions .......................................        (26,631,596)                  1,259,685
                                                                                --------------              --------------
   Total increase (decrease) in net assets ................................        (26,515,955)                  4,349,612

NET ASSETS:
   Beginning of period ....................................................         45,438,356                  41,088,744
                                                                                --------------              --------------

   End of period ..........................................................     $   18,922,401              $   45,438,356
                                                                                ==============              ==============

   Accumulated net investment income (loss) at end of period ..............     $        5,616              $         (170)
                                                                                ==============              ==============



CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period ................................          1,900,002                   1,850,002
   Shares sold ............................................................                 --                     200,000
   Shares redeemed ........................................................         (1,100,000)                   (150,000)
                                                                                --------------              --------------
   Shares outstanding, end of period ......................................            800,002                   1,900,002
                                                                                ==============              ==============

Page 70                 See Notes to Financial Statements

                 FIRST TRUST                               FIRST TRUST                               FIRST TRUST
                   NASDAQ                                    NASDAQ                                      ISE
               CEA SMARTPHONE                              GLOBAL AUTO                             CLOUD COMPUTING
                 INDEX FUND                                INDEX FUND                                INDEX FUND
                   (FONE)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------

     For the               For the              For the              For the              For the              For the
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2013             9/30/2012            9/30/2013            9/30/2012            9/30/2013            9/30/2012
------------------    ------------------   ------------------   ------------------   ------------------   ------------------


 $        119,964      $        120,742     $        194,959     $         44,888     $         41,417     $       (100,420)
         (289,365)             (545,512)            (348,537)             (97,705)           1,839,425            2,753,259
        3,802,094             1,022,319            6,957,922              258,782           18,605,016           10,069,814
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        3,632,693               597,549            6,804,344              205,965           20,485,858           12,722,653
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


         (123,106)             (168,741)            (139,330)             (35,750)             (12,480)                  --
               --                    --                   --                   --                   --              (47,600)
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
         (123,106)             (168,741)            (139,330)             (35,750)             (12,480)             (47,600)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --             1,289,279           34,935,628            1,357,325           44,566,249           38,860,414
       (6,592,761)           (2,511,425)                  --                   --          (18,552,069)         (26,805,503)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (6,592,761)           (1,222,146)          34,935,628            1,357,325           26,014,180           12,054,911
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (3,083,174)             (793,338)          41,600,642            1,527,540           46,487,558           24,729,964

       12,712,025            13,505,363            4,903,681            3,376,141           76,488,147           51,758,183
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

 $      9,628,851      $     12,712,025     $     46,504,323     $      4,903,681     $    122,975,705     $     76,488,147
 ================      ================     ================     ================     ================     ================

 $          5,441      $         12,319     $         88,335     $         11,102     $        (39,584)    $        (73,698)
 ================      ================     ================     ================     ================     ================




          550,002               600,002              200,002              150,002            3,850,002            3,250,002
               --                50,000            1,000,000               50,000            2,050,000            2,050,000
         (250,000)             (100,000)                  --                   --             (900,000)          (1,450,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          300,002               550,002            1,200,002              200,002            5,000,002            3,850,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                                FOR THE           FOR THE          FOR THE           FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               9/30/2013         9/30/2012        9/30/2011         9/30/2010         9/30/2009
                                             --------------    --------------   --------------    --------------    --------------
Net asset value, beginning of period           $    11.89        $    11.63       $    13.09        $    13.81        $    15.62
                                               ----------        ----------       ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.46              0.64             0.67              0.56              0.61
Net realized and unrealized gain (loss)              1.06              0.23            (1.46)            (0.73)            (1.83)
                                               ----------        ----------       ----------        ----------        ----------
Total from investment operations                     1.52              0.87            (0.79)            (0.17)            (1.22)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.47)            (0.61)           (0.67)            (0.55)            (0.59)
                                               ----------        ----------       ----------        ----------        ----------
Net asset value, end of period                 $    12.94        $    11.89       $    11.63        $    13.09        $    13.81
                                               ==========        ==========       ==========        ==========        ==========
TOTAL RETURN (a)                                    13.29%             7.73%           (6.70)%           (0.95)%           (6.83)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   58,292        $   16,088       $    8,762        $    6,589        $    8,330
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.90%             1.67%            1.93%             2.35%             3.48%
Ratio of net expenses to average net assets          0.60%             0.60%            0.60%             0.60%             0.60%
Ratio of net investment income (loss) to
     average net assets                              5.09%             5.98%            5.09%             3.98%             5.30%
Portfolio turnover rate (b)                            32%               31%              27%               54%               82%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

                                                FOR THE           FOR THE          FOR THE           FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               9/30/2013         9/30/2012        9/30/2011         9/30/2010         9/30/2009
                                             --------------    --------------   --------------    --------------    --------------
Net asset value, beginning of period           $    37.87        $    30.00       $    33.85        $    30.48        $    36.24
                                               ----------        ----------       ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.95              0.99             1.05              1.24              0.90
Net realized and unrealized gain (loss)              2.80              7.96            (3.64)             3.84             (5.74)
                                               ----------        ----------       ----------        ----------        ----------
Total from investment operations                     3.75              8.95            (2.59)             5.08             (4.84)
                                               ----------        ----------       ----------        ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (1.75)            (1.08)           (1.26)            (1.71)            (0.91)
Net realized gain                                      --                --               --                --             (0.01)
                                               ----------        ----------       ----------        ----------        ----------
Total distributions                                 (1.75)            (1.08)           (1.26)            (1.71)            (0.92)
                                               ----------        ----------       ----------        ----------        ----------
Net asset value, end of period                 $    39.87        $    37.87       $    30.00        $    33.85        $    30.48
                                               ==========        ==========       ==========        ==========        ==========
TOTAL RETURN (a)                                    10.02%            30.22%           (8.17)%           17.48%           (12.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   99,664        $   96,565       $   61,508        $   45,693        $   15,238
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.68%             0.74%            0.86%             1.10%             2.09%
Ratio of net expenses to average net assets          0.60%             0.60%            0.60%             0.60%             0.60%
Ratio of net investment income (loss) to
     average net assets                              2.42%             2.67%            2.29%             2.81%             4.08%
Portfolio turnover rate (b)                            13%                8%              11%               11%               19%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 72                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                                FOR THE           FOR THE          FOR THE           FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               9/30/2013         9/30/2012        9/30/2011         9/30/2010         9/30/2009
                                             --------------    --------------   --------------    --------------    --------------
Net asset value, beginning of period           $    23.57        $    21.09       $    22.43        $    21.33        $    19.95
                                               ----------        ----------       ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         1.18              1.16             1.05              0.94              0.70 (a)
Net realized and unrealized gain (loss)              2.10              2.47            (1.31)             1.17              1.37
                                               ----------        ----------       ----------        ----------        ----------
Total from investment operations                     3.28              3.63            (0.26)             2.11              2.07

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (1.23)            (1.15)           (1.08)            (1.01)            (0.69)
                                               ----------        ----------       ----------        ----------        ----------
Net asset value, end of period                 $    25.62        $    23.57       $    21.09        $    22.43        $    21.33
                                               ==========        ==========       ==========        ==========        ==========
TOTAL RETURN (b)                                    14.39%            17.58%           (1.57)%           10.33%            11.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  358,618        $  206,229       $   95,940        $   37,008        $   28,790
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.61%             0.63%            0.74%             0.97%             2.39%
Ratio of net expenses to average net assets          0.60%             0.60%            0.60%             0.60%             0.60%
Ratio of net investment income (loss) to
     average net assets                              5.19%             5.41%            5.21%             4.37%             4.61%
Portfolio turnover rate (c)                            20%               21%              22%               51%               65%


FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

                                                FOR THE           FOR THE          FOR THE           FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               9/30/2013         9/30/2012        9/30/2011         9/30/2010         9/30/2009
                                             --------------    --------------   --------------    --------------    --------------
Net asset value, beginning of period           $     6.73        $     8.13       $    10.28        $    16.27        $    19.11
                                               ----------        ----------       ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.08              0.09             0.06              0.08              0.14
Net realized and unrealized gain (loss)              3.71             (1.40)           (2.15)            (5.71)            (2.88)
                                               ----------        ----------       ----------        ----------        ----------
Total from investment operations                     3.79             (1.31)           (2.09)            (5.63)            (2.74)
                                               ----------        ----------       ----------        ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.09)            (0.09)              --             (0.35)            (0.10)
Return of capital                                      --                --            (0.06)            (0.01)               --
                                               ----------        ----------       ----------        ----------        ----------
Total distributions                                 (0.09)            (0.09)           (0.06)            (0.36)            (0.10)
                                               ----------        ----------       ----------        ----------        ----------
Net asset value, end of period                 $    10.43        $     6.73       $     8.13        $    10.28        $    16.27
                                               ==========        ==========       ==========        ==========        ==========
TOTAL RETURN (b)                                    56.63%           (16.14)%         (20.47)%          (35.10)%          (14.26)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   64,142        $   20,862       $   35,347        $   54,505        $  100,850
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.84%             0.67%            0.76%             0.81%             0.95%
Ratio of net expenses to average net assets          0.60%             0.60%            0.60%             0.60%             0.60%
Ratio of net investment income (loss) to
     average net assets                              0.91%             1.12%            0.84%             0.80%             1.16%
Portfolio turnover rate (c)                            19%               57%              35%               24%               30%

(a)   Per share amounts have been calculated using the average share method.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

                                                                                                                   FOR THE PERIOD
                                                FOR THE           FOR THE          FOR THE           FOR THE       10/13/2008 (a)
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        THROUGH
                                               9/30/2013         9/30/2012        9/30/2011         9/30/2010        9/30/2009
                                             --------------    --------------   --------------    --------------   --------------
Net asset value, beginning of period           $   39.09         $    33.80       $    39.56        $    39.76       $    30.00
                                               ----------        ----------       ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.85              0.62             0.67              0.57             0.42
Net realized and unrealized gain (loss)              8.83              5.38            (5.77)            (0.25)            9.68
                                               ----------        ----------       ----------        ----------       ----------
Total from investment operations                     9.68              6.00            (5.10)             0.32            10.10

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.85)            (0.71)           (0.66)            (0.52)           (0.34)
                                               ----------        ----------       ----------        ----------       ----------
Net asset value, end of period                 $    47.92        $    39.09       $    33.80        $    39.56       $    39.76
                                               ==========        ==========       ==========        ==========       ==========
TOTAL RETURN (b)                                    25.04%            17.93%          (13.30)%            1.03%           33.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   16,773        $   17,591       $   30,419        $   31,644       $   35,784
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.89%             0.71%            0.80%             0.92%            1.16% (c)
Ratio of net expenses to average net assets          0.70%             0.70%            0.70%             0.70%            0.70% (c)
Ratio of net investment income (loss) to
     average net assets                              1.77%             1.66%            1.83%             1.33%            1.84% (c)
Portfolio turnover rate (d)                            24%               22%              22%               26%              19%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

                                                                                                 FOR THE PERIOD
                                                FOR THE           FOR THE          FOR THE       11/16/2009 (a)
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED         THROUGH
                                               9/30/2013         9/30/2012        9/30/2011         9/30/2010
                                             --------------    --------------   --------------   --------------
Net asset value, beginning of period           $    28.95        $    24.25       $    30.33        $    30.00
                                               ----------        ----------       ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.48              0.26             0.25              0.11
Net realized and unrealized gain (loss)              4.82              4.76            (6.16)             0.34
                                               ----------        ----------       ----------        ----------
Total from investment operations                     5.30              5.02            (5.91)             0.45
                                               ----------        ----------       ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.42)            (0.32)           (0.17)            (0.11)
Return of capital                                      --                --               --             (0.01)
                                               ----------        ----------       ----------        ----------
Total distributions                                 (0.42)            (0.32)           (0.17)            (0.12)
                                               ----------        ----------       ----------        ----------
Net asset value, end of period                 $    33.83        $    28.95       $    24.25        $    30.33
                                               ==========        ==========       ==========        ==========
TOTAL RETURN (b)                                    18.44%           20.82%         (19.63)%            1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   11,841        $   13,026       $   18,187        $   31,848
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        1.11%             0.79%            0.85%             0.99% (c)
Ratio of net expenses to average net assets          0.70%             0.70%            0.70%             0.70% (c)
Ratio of net investment income (loss) to
     average net assets                              1.38%             0.78%            0.71%             0.47% (c)
Portfolio turnover rate (d)                            44%               46%              28%               50%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 74                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

                                                                                                 FOR THE PERIOD
                                                FOR THE           FOR THE          FOR THE        3/11/2010 (a)
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED         THROUGH
                                               9/30/2013         9/30/2012        9/30/2011         9/30/2010
                                             --------------    --------------   --------------   --------------
Net asset value, beginning of period           $    28.57        $    26.31       $    33.54        $    30.00
                                               ----------        ----------       ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.61              0.70             1.23              0.07
Net realized and unrealized gain (loss)             (6.37)             2.95            (7.88)             3.53
                                               ----------        ----------       ----------        ----------
Total from investment operations                    (5.76)             3.65            (6.65)             3.60

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.65)            (1.39)           (0.58)            (0.06)
                                               ----------        ----------       ----------        ----------
Net asset value, end of period                 $    22.16        $    28.57       $    26.31        $    33.54
                                               ==========        ==========       ==========        ==========
TOTAL RETURN (b)                                   (20.27)%           13.82%          (20.50)%           12.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   33,246        $   44,281       $   55,258        $   25,156
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.70%             0.70%            0.70%             0.70% (c)
Ratio of net expenses to average net assets          0.70%             0.70%            0.70%             0.70% (c)
Ratio of net investment income (loss) to
     average net assets                              2.34%             1.79%            1.85%             0.58% (c)
Portfolio turnover rate (d)                            46%               46%              41%               22%


FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

                                                                                                 FOR THE PERIOD
                                                FOR THE           FOR THE          FOR THE        3/11/2010 (a)
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED         THROUGH
                                               9/30/2013         9/30/2012        9/30/2011         9/30/2010
                                             --------------    --------------   --------------   --------------
Net asset value, beginning of period           $    14.32        $    19.15       $    29.29        $    30.00
                                               ----------        ----------       ----------        ----------
INCOME FROM INVESTMENT OPERAT-IONS:
Net investment income (loss)                         0.05              0.07             0.19              0.09
Net realized and unrealized gain (loss)             (1.47)            (4.62)          (10.27)            (0.72)
                                               ----------        ----------       ----------        ----------
Total from investment operations                    (1.42)            (4.55)          (10.08)            (0.63)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.03)            (0.28)           (0.06)            (0.08)
                                               ----------        ----------       ----------        ----------
Net asset value, end of period                 $    12.87        $    14.32       $    19.15        $    29.29
                                               ==========        ==========       ==========        ==========
TOTAL RETURN (b)                                    (9.84)%          (24.08)%         (34.49)%           (2.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 00's)            $   11,586        $    8,589       $    7,660        $    7,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.70%             0.70%            0.70%             0.70% (c)
Ratio of net expenses to average net assets          0.70%             0.70%            0.70%             0.70% (c)
Ratio of net investment income (loss) to
     average net assets                              0.38%             0.50%            0.44%             0.66% (c)
Portfolio turnover rate (d)                            46%               64%              41%               29%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                                                                                 FOR THE PERIOD
                                                FOR THE           FOR THE          FOR THE        4/12/2010 (a)
                                               YEAR ENDED        YEAR ENDED       YEAR ENDED         THROUGH
                                               9/30/2013         9/30/2012        9/30/2011         9/30/2010
                                             --------------    --------------   --------------   --------------
Net asset value, beginning of period           $    23.91        $    22.21       $    31.16        $    30.00
                                               ----------        ----------       ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.41              0.35             0.72              0.15
Net realized and unrealized gain (loss)             (0.26)             1.80            (8.98)             1.09
                                               ----------        ----------       ----------        ----------
Total from investment operations                     0.15              2.15            (8.26)             1.24
                                               ----------        ----------       ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.41)            (0.43)           (0.69)            (0.08)
Return of capital                                      --             (0.02)              --                --
                                               ----------        ----------       ----------        ----------
Total distributions                                 (0.41)            (0.45)           (0.69)            (0.08)
                                               ----------        ----------       ----------        ----------
Net asset value, end of period                 $    23.65        $    23.91       $    22.21        $    31.16
                                               ==========        ==========       ==========        ==========
TOTAL RETURN (b)                                     0.69%             9.78%          (27.18)%            4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   18,922        $   45,438       $   41,089        $   28,043
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.64%             0.64%            0.64%             0.70% (c)
Ratio of net expenses to average net assets          0.64%             0.64%            0.64%             0.70% (c)
Ratio of net investment income (loss) to
      average net assets                             1.39%             1.46%            1.11%             1.71% (c)
Portfolio turnover rate (d)                            56%               55%              96%               32%


FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

                                                                                FOR THE PERIOD
                                                FOR THE           FOR THE        2/17/2011 (a)
                                               YEAR ENDED        YEAR ENDED         THROUGH
                                               9/30/2013         9/30/2012         9/30/2011
                                             --------------    --------------   --------------
Net asset value, beginning of period           $    23.11        $    22.51       $    30.11
                                               ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.35              0.23             0.20
Net realized and unrealized gain (loss)              8.98              0.68            (7.70)
                                               ----------        ----------       ----------
Total from investment operations                     9.33              0.91            (7.50)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.34)            (0.31)           (0.10)
                                               ----------        ----------       ----------
Net asset value, end of period                 $    32.10        $    23.11       $    22.51
                                               ==========        ==========       ==========
TOTAL RETURN (b)                                    40.61%             4.03%          (24.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $    9,629        $   12,712       $   13,505
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.70%             0.70%            0.70% (c)
Ratio of net expenses to average net assets          0.70%             0.70%            0.70% (c)
Ratio of net investment income (loss) to
     average net assets                              1.10%             0.89%            1.30% (c)
Portfolio turnover rate (d)                            23%               35%              29%

(a)  Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. (c) Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 76 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                                                                FOR THE PERIOD
                                                FOR THE           FOR THE        5/9/2011 (a)
                                               YEAR ENDED        YEAR ENDED         THROUGH
                                               9/30/2013         9/30/2012         9/30/2011
                                             --------------    --------------   --------------
Net asset value, beginning of period           $    24.52        $    22.51       $    29.88
                                               ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.29              0.22             0.08
Net realized and unrealized gain (loss)             14.23              1.97            (7.40)
                                               ----------        ----------       ----------
Total from investment operations                    14.52              2.19            (7.32)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.29)            (0.18)           (0.05)
                                               ----------        ----------       ----------
Net asset value, end of period                 $    38.75        $    24.52       $    22.51
                                               ==========        ==========       ==========
TOTAL RETURN (b)                                    59.44%             9.77%          (24.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   46,504        $    4,904       $    3,376
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.70%             0.70%            0.70% (c)
Ratio of net expenses to average net assets          0.70%             0.70%            0.70% (c)
Ratio of net investment income (loss) to
     average net assets                              1.20%             1.04%            0.70% (c)
Portfolio turnover rate (d)                            33%               17%              16%


FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

                                                                                FOR THE PERIOD
                                                FOR THE           FOR THE        7/5/2011 (a)
                                               YEAR ENDED        YEAR ENDED        THROUGH
                                               9/30/2013         9/30/2012        9/30/2011
                                             --------------    --------------   --------------
Net asset value, beginning of period           $    19.87        $    15.93       $    20.16
                                               ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.01             (0.01)           (0.01)
Net realized and unrealized gain (loss)              4.72              3.96            (4.22)
                                               ----------        ----------       ----------
Total from investment operations                     4.73              3.95            (4.23)
                                               ----------        ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.00) (e)           --               --
Net realized gain                                      --             (0.01)              --
                                               ----------        ----------       ----------
Total distributions                                 (0.00) (e)        (0.01)              --
                                               ----------        ----------       ----------
Net asset value, end of period                 $    24.60        $    19.87       $    15.93
                                               ==========        ==========       ==========
TOTAL RETURN (b)                                    23.82%            24.83%          (20.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  122,976        $   76,488       $   51,758
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.60%             0.60%            0.60% (c)
Ratio of net expenses to average net assets          0.60%             0.60%            0.60% (c)
Ratio of net investment income (loss) to
     average net assets                              0.05%            (0.14)%          (0.31)% (c)
Portfolio turnover rate (d)                            22%               28%               1%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


                        See Notes to Financial Statements                Page 77

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds as follows, including the exchange on which they are listed and traded:

      First  Trust  STOXX(R)  European  Select Dividend Index Fund - (NYSE Arca,
        Inc. ("NYSE Arca") ticker "FDD")
      First  Trust  FTSE  EPRA/NAREIT Developed Markets Real Estate Index Fund -
        (NYSE Arca ticker "FFR")
      First  Trust  Dow  Jones  Global  Select  Dividend Index Fund - (NYSE Arca
        ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE
        Arca ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
        (The NASDAQ(R) Stock Market, LLC. ("NASDAQ") ticker "GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")
      First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE") First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
      First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                      INDEX
First Trust STOXX(R) European Select Dividend Index Fund                  STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund     FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                   Dow Jones Global Select Dividend Index(SM)
First Trust ISE Global Wind Energy Index Fund                             ISE Global Wind Energy(TM) Index
First Trust ISE Global Engineering and Construction Index Fund            ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund  NASDAQ OMX(R) Clean Edge(R) Smart Grid
                                                                          Infrastructure Index(SM)
First Trust ISE Global Copper Index Fund                                  ISE Global Copper(TM) Index
First Trust ISE Global Platinum Index Fund                                ISE Global Platinum(TM) Index
First Trust BICK Index Fund                                               ISE BICK(TM) Index
First Trust NASDAQ CEA Smartphone Index Fund                              NASDAQOMX CEA Smartphone Index(SM)
First Trust NASDAQ Global Auto Index Fund                                 NASDAQ OMX Global Auto Index(SM) First
Trust ISE Cloud Computing Index Fund                                      ISE Cloud Computing(TM) Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's securities will be valued as follows:

    Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

    Securities traded in an over-the-counter market are valued at the midpoint between the bid and the asked price, if available, and otherwise at the closing bid prices.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2013, is included with each Fund's Portfolio of Investments.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2013, only GRID and FONE have securities in the securities lending program.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended September 30, 2013 was as follows:

                                                                                  Distributions   Distributions   Distributions
                                                                                  paid from       paid from       paid from
                                                                                  Ordinary        Capital         Return of
                                                                                  Income          Gains           Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $ 1,669,212       $       --      $         --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund             4,593,163               --                --
First Trust Dow Jones Global Select Dividend Index Fund                          15,554,673               --                --
First Trust ISE Global Wind Energy Index Fund                                       290,875               --                --
First Trust ISE Global Engineering and Construction Index Fund                      305,197               --                --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund            150,721               --                --
First Trust ISE Global Copper Index Fund                                            978,626               --                --
First Trust ISE Global Platinum Index Fund                                           24,315               --                --
First Trust BICK Index Fund                                                         456,300               --                --
First Trust NASDAQ CEA Smartphone Index Fund                                        123,106               --                --
First Trust NASDAQ Global Auto Index Fund                                           139,330               --                --
First Trust ISE Cloud Computing Index Fund                                           12,480               --                --

The tax character of distributions paid by each Fund during the year ended September 30, 2012 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                 paid from        paid from       paid from
                                                                                 Ordinary         Capital         Return of
                                                                                 Income           Gains           Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $  598,892        $      --       $        --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund            2,500,307               --                --
First Trust Dow Jones Global Select Dividend Index Fund                          8,490,662               --                --
First Trust ISE Global Wind Energy Index Fund                                      272,180               --                --
First Trust ISE Global Engineering and Construction Index Fund                     606,131               --                --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund           163,970               --                --
First Trust ISE Global Copper Index Fund                                         2,372,408               --                --
First Trust ISE Global Platinum Index Fund                                         128,480               --                --
First Trust BICK Index Fund                                                        815,765               --            39,236
First Trust NASDAQ CEA Smartphone Index Fund                                       168,741               --                --
First Trust NASDAQ Global Auto Index Fund                                           35,750               --                --
First Trust ISE Cloud Computing Index Fund                                          47,600               --                --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013

As of September 30, 2013, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated   Net
                                                                                  Undistributed    Capital and   Unrealized
                                                                                  Ordinary         Other         Appreciation
                                                                                  Income           Gain (Loss)   (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                          $    83,918     $(11,737,961)   $    2,746,629
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 182,227       (1,442,006)       10,833,887
First Trust Dow Jones Global Select Dividend Index Fund                               689,440       (5,521,513)       20,230,022
First Trust ISE Global Wind Energy Index Fund                                         133,876      (62,071,175)          610,928
First Trust ISE Global Engineering and Construction Index Fund                         77,869       (4,716,645)         (195,986)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               27,948       (3,902,604)        1,343,630
First Trust ISE Global Copper Index Fund                                                   --      (28,922,044)      (20,822,562)
First Trust ISE Global Platinum Index Fund                                            144,023       (7,327,313)       (3,948,496)
First Trust BICK Index Fund                                                            40,771       (9,500,047)       (2,102,912)
First Trust NASDAQ CEA Smartphone Index Fund                                            5,441       (2,011,694)          786,528
First Trust NASDAQ Global Auto Index Fund                                              91,026               --         5,587,405
First Trust ISE Cloud Computing Index Fund                                                 --       (1,704,981)       14,652,687

F. Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of September 30, 2013, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2013, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013

                                             Capital Loss  Capital Loss   Capital Loss  Capital Loss                 Total
                                             Available     Available      Available     Available     Post           Capital
                                             through       through        through       through       Enactment -    Loss
                                             9/30/2016     9/30/2017      9/30/2018     9/30/2019     No Expiration  Available
                                             ------------  -------------  ------------  ------------  -------------  ------------
First Trust STOXX(R) European Select
    Dividend Index Fund                        $       --    $ 5,960,236   $ 4,853,444   $   161,155   $   763,126   $11,737,961
First Trust FTSE EPRA/NAREIT Developed
    Markets Real Estate Index Fund                     --         68,465       744,825         1,838       626,878     1,442,006
First Trust Dow Jones Global Select
    Dividend Index Fund                           131,352        208,741     1,274,694       323,583     3,583,143     5,521,513
First Trust ISE Global Wind Energy
    Index Fund                                    174,186         30,175     8,357,650     9,549,964    43,959,200    62,071,175
First Trust ISE Global Engineering and
    Construction Index Fund                            --          1,914            --       615,538     4,099,193     4,716,645
First Trust NASDAQ(R) Clean Edge(R)
    Smart Grid Infrastructure Index Fund               --             --       928,889            --     2,973,715     3,902,604
First Trust ISE Global Copper Index Fund               --             --        74,393            --    28,847,651    28,922,044
First Trust ISE Global Platinum Index Fund             --             --       344,523            --     6,982,790     7,327,313
First Trust BICK Index Fund                            --             --            --            --     9,500,047     9,500,047
First Trust NASDAQ CEA Smartphone
    Index Fund                                         --             --            --            --     2,011,694     2,011,694
First Trust ISE Cloud Computing Index Fund             --             --            --            --     1,704,981     1,704,981

During the taxable year ended September 30, 2013, the following Funds utilized capital loss carryforwards in the following amounts:


                                                             Capital Loss Carryforward Utilized
                                                             ----------------------------------
First Trust NASDAQ Global Auto Index Fund                              $    132,995
First Trust Dow Jones Global Select Dividend Index Fund                     174,445

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2013, the following Funds incurred and elected to defer net ordinary and capital losses as follows:


                                                                                 Qualified Late Year Losses
                                                                                 ---------------------------

                                                                      Ordinary Losses                 Capital Losses
                                                                      ---------------                 ---------------
First Trust ISE Global Copper Index Fund                                $     14,465                   $          --
First Trust ISE Cloud Computing Index Fund                                    39,584                              --


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013

In order to present paid-in capital and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2013, the adjustments for each Fund were as follows:

                                                                                                 Accumulated
                                                                               Accumulated       Net Realized
                                                                               Net Investment    Gain (Loss)       Paid-in
                                                                               Income (Loss)     on Investments    Capital
                                                                               ----------------  ----------------  ------------
First Trust STOXX(R) European Select Dividend Index Fund                         $     (1,774)    $   (333,828)    $    335,602
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 930,075       (6,078,912)       5,148,837
First Trust Dow Jones Global Select Dividend Index Fund                                33,665       (6,516,115)       6,482,450
First Trust ISE Global Wind Energy Index Fund                                          24,674          115,074         (139,748)
First Trust ISE Global Engineering and Construction Index Fund                         (5,893)        (143,426)         149,319
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  730         (943,754)         943,024
First Trust ISE Global Copper Index Fund                                               41,040          257,270         (298,310)
First Trust ISE Global Platinum Index Fund                                             11,151          (11,151)              --
First Trust BICK Index Fund                                                             6,629          (46,641)          40,012
First Trust NASDAQ CEA Smartphone Index Fund                                           (3,736)        (762,750)         766,486
First Trust NASDAQ Global Auto Index Fund                                              21,604          (21,604)              --
First Trust NASDAQ ISE Cloud Computing Index Fund                                       5,177       (5,099,807)       5,094,630

G. Expenses

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust ISE Cloud Computing Index Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones & Company, Inc.
First Trust ISE Global Wind Energy Index Fund                                   International Securities Exchange, LLC
First Trust ISE Global Engineering and Construction Index Fund                  International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        The NASDAQ OMX Group, Inc.
First Trust ISE Global Copper Index Fund                                        International Securities Exchange, LLC
First Trust ISE Global Platinum Index Fund                                      International Securities Exchange, LLC
First Trust BICK Index Fund                                                     International Securities Exchange, LLC
First Trust NASDAQ CEA Smartphone Index Fund                                    The NASDAQ OMX Group, Inc.
First Trust NASDAQ Global Auto Index Fund                                       The NASDAQ OMX Group, Inc.
First Trust ISE Cloud Computing Index Fund                                      International Securities Exchange, LLC


The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The licensing fees paid by those Funds which are required to pay licensing fees are shown on the Statements of Operations.

H. Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013

In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifying which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is currently evaluating the impact of the updated standards on the Funds' financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expense, taxes, interest, and extraordinary expenses.


                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust ISE Global Copper Index Fund                          0.70%
First Trust ISE Global Platinum Index Fund                        0.70%
First Trust BICK Index Fund                                       0.64%
First Trust NASDAQ CEA Smartphone Index Fund                      0.70%
First Trust NASDAQ Global Auto Index Fund                         0.70%
First Trust ISE Cloud Computing Index Fund                        0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2015.

                                                                               Expense Cap
                                                                              ------------
First Trust STOXX(R) European Select Dividend Index Fund                          0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund             0.60%
First Trust Dow Jones Global Select Dividend Index Fund                           0.60%
First Trust ISE Global Wind Energy Index Fund                                     0.60%
First Trust ISE Global Engineering and Construction Index Fund                    0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund          0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was reimbursed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013

The advisory fee waivers and expense reimbursements for the year ended September 30, 2013 and the expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:

                                                                               Expenses Borne by Advisor Subject to Recovery
                                                                            ---------------------------------------------------
                                                  Advisory      Expense
                                                    Fee          Reim-       Year Ended    Year Ended     Year Ended
                                                  Waivers      bursements     9/30/2011     9/30/2012      9/30/2013     Total
                                                ------------  ------------  ------------  -------------  -------------  -------
First Trust STOXX(R) European
    Select Dividend Index Fund                    $100,869     $     --       $136,052       $113,312       $100,869   $350,233
First Trust FTSE EPRA/NAREIT Developed
    Markets Real Estate Index Fund                  86,139           --        176,670        109,938         86,139    372,747
First Trust Dow Jones Global
    Select Dividend Index Fund                      35,045           --        115,247         54,497         35,045    204,789
First Trust ISE Global Wind
    Energy Index Fund                               64,592           --         90,788         17,370         64,592    172,750
First Trust ISE Global Engineering
    and Construction Index Fund                     32,237           --         48,342          4,508         32,237     85,087
First Trust NASDAQ(R) Clean Edge(R) Smart
    Grid Infrastructure Index Fund                  49,510        1,128         42,493         12,659         50,638    105,790

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013, before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2013, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                  Purchases              Sales
                                                                              ---------------      ---------------
First Trust STOXX(R) European Select Dividend Index Fund                       $ 10,989,962          $ 10,707,418
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund            13,623,151            15,413,608
First Trust Dow Jones Global Select Dividend Index Fund                          62,783,388            57,884,445
First Trust ISE Global Wind Energy Index Fund                                     5,390,567             6,242,593
First Trust ISE Global Engineering and Construction Index Fund                    4,143,952             4,056,581
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund          5,404,938             5,440,451
First Trust ISE Global Copper Index Fund                                         17,873,663            17,717,539
First Trust ISE Global Platinum Index Fund                                        5,146,054             4,514,189
First Trust BICK Index Fund                                                      17,966,655            27,240,101
First Trust NASDAQ CEA Smartphone Index Fund                                      2,474,318             3,607,168
First Trust NASDAQ Global Auto Index Fund                                         9,769,206             5,546,068
First Trust ISE Cloud Computing Index Fund                                       20,362,382            20,660,737

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013

For the year ended September 30, 2013, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases              Sales
                                                                                ---------------      ---------------
First Trust STOXX(R) European Select Dividend Index Fund                          $ 39,874,152          $ 1,934,367
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund               17,703,234           19,590,928
First Trust Dow Jones Global Select Dividend Index Fund                            144,511,099           19,104,620
First Trust ISE Global Wind Energy Index Fund                                       32,315,888            1,998,559
First Trust ISE Global Engineering and Construction Index Fund                              --            4,356,179
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             1,593,067            4,729,278
First Trust ISE Global Copper Index Fund                                             1,097,391            2,566,279
First Trust ISE Global Platinum Index Fund                                           4,492,718                   --
First Trust BICK Index Fund                                                                 --           17,263,319
First Trust NASDAQ CEA Smartphone Index Fund                                                --            5,467,473
First Trust NASDAQ Global Auto Index Fund                                           30,636,686                   --
First Trust ISE Cloud Computing Index Fund                                          44,568,893           18,255,871

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                    Creation             Redemption
                                                                                   Transaction           Transaction
                                                                                      Fees                  Fees
                                                                               -----------------      -----------------
First Trust STOXX(R) European Select Dividend Index Fund                             $   500               $   500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  4,000                 4,000
First Trust Dow Jones Global Select Dividend Index Fund                                1,000                 1,000
First Trust ISE Global Wind Energy Index Fund                                          1,000                 1,000
First Trust ISE Global Engineering and Construction Index Fund                         1,000                 1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 500                   500
First Trust ISE Global Copper Index Fund                                                 500                   500
First Trust ISE Global Platinum Index Fund                                               500                   500
First Trust BICK Index Fund                                                            2,500                 2,500
First Trust NASDAQ CEA Smartphone Index Fund                                           1,000                 1,000
First Trust NASDAQ Global Auto Index Fund                                              1,000                 1,000
First Trust ISE Cloud Computing Index Fund                                               500                   500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED FUND
II:

We have audited the accompanying statements of assets and liabilities of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust ISE Cloud Computing Index Fund, each a series of the First Trust Exchange-Traded Fund II (the "Fund"), including the portfolios of investments, as of September 30, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund II as of September 30, 2013, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 21, 2013


                                                                         Pate 89

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the 12-months ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891;

(2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2013, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                                        Dividends Received Deduction
                                                                                        ----------------------------
First Trust STOXX(R) European Select Dividend Index Fund                                             0.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                                0.15%
First Trust Dow Jones Global Select Dividend Index Fund                                             16.34%
First Trust ISE Global Wind Energy Index Fund                                                       35.86%
First Trust ISE Global Engineering and Construction Index Fund                                       7.99%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                            27.28%
First Trust ISE Global Copper Index Fund                                                            38.57%
First Trust ISE Global Platinum Index Fund                                                           0.00%
First Trust BICK Index Fund                                                                          0.00%
First Trust NASDAQ CEA Smartphone Index Fund                                                        75.12%
First Trust NASDAQ Global Auto Index Fund                                                           20.78%
First Trust ISE Cloud Computing Index Fund                                                         100.00%

For the taxable year ended September 30, 2013, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                                          Qualified Dividend Income
                                                                                          -------------------------
First Trust STOXX(R) European Select Dividend Index Fund                                           100.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                               34.36%
First Trust Dow Jones Global Select Dividend Index Fund                                            100.00%
First Trust ISE Global Wind Energy Index Fund                                                      100.00%
First Trust ISE Global Engineering and Construction Index Fund                                     100.00%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                           100.00%
First Trust ISE Global Copper Index Fund                                                           100.00%
First Trust ISE Global Platinum Index Fund                                                         100.00%
First Trust BICK Index Fund                                                                        100.00%
First Trust NASDAQ CEA Smartphone Index Fund                                                       100.00%
First Trust NASDAQ Global Auto Index Fund                                                          100.00%
First Trust ISE Cloud Computing Index Fund                                                         100.00%

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)


The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elect to pass through to their shareholders credit for foreign taxes paid. The total amount of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                               Gross Foreign Income        Foreign Taxes Paid
                                                                               --------------------        ------------------
                                                                               Amount      Per Share        Amount    Per Share
                                                                             ------------------------     ----------------------
First Trust STOXX(R) European Select Dividend Index Fund                      $ 2,074,609    $  0.46       $  155,188   $  0.03
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           2,194,744       0.88          185,464      0.07
First Trust Dow Jones Global Select Dividend Index Fund                        15,505,975       1.11        1,290,443      0.09
First Trust ISE Global Wind Energy Index Fund                                     354,646       0.06           44,004      0.01
First Trust ISE Global Engineering and Construction Index Fund                    441,391       1.26           47,805      0.14
First Trust ISE Global Copper Index Fund                                          720,059       0.48           51,078      0.03
First Trust ISE Global Platinum Index Fund                                        117,796       0.13            9,669      0.01
First Trust BICK Index Fund                                                       674,746       0.84           59,787      0.07
First Trust NASDAQ CEA Smartphone Index Fund                                       97,397       0.32           12,958      0.04
First Trust NASDAQ Global Auto Index Fund                                         299,297       0.25           32,462      0.03


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's corresponding index.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant impact on the operation of the affected Fund.

Each Fund will be concentrated in the securities of a given industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than less controlled funds.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Because each Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain Funds may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Certain Funds may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Each Fund may invest in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

Certain Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

The First Trust STOXX(R) European Select Dividend Index Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank.

Because the First Trust STOXX(R) European Select Dividend Index Fund invests a significant portion of its assets in companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in securities issued by companies operating in Asia and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

The First Trust BICK Index Fund, the First Trust STOXX(R) European Select Dividend Index Fund and the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Fund invest in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

The First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Wind Energy Index Fund and First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Dow Jones Global Select Dividend Index Fund invests in companies in the telecommunication sector. Telecommunication companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. The Fund may also be impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self liquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

The First Trust ISE Global Wind Energy Index Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Whether or not the equity securities in the First Trust ISE Global Wind Energy Index Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

The First Trust ISE Global Engineering and Construction Index Fund invests in the securities of engineering and construction companies. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ Global Auto Index Fund invest in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund invests in the securities of smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

The First Trust ISE Global Copper Index Fund and the First Trust ISE Global Platinum Index Fund invest in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

The First Trust ISE Global Copper Index Fund may be adversely affected by a decrease in the worldwide demand and price of copper. Various factors may lead to a decreased demand and price of copper. As an industrial metal, the demand for and price of copper may be negatively impacted by a decreased level of industrial activity using copper. Other factors include the availability of substitutes such as man-made or synthetic substitutes, disruptions in the supply chain, from mining to storage to smelting or refining, adjustments to inventory, variations in production costs, including storage, labor and energy costs, costs associated with regulatory compliance, including environmental regulations and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

The First Trust ISE Global Copper Index Fund may be significantly impacted by the risks associated with the copper mining companies including competitive pressures in the copper mining business and the price of copper. Because more than half of the world's copper production occurs in the United States, Chile, Canada, Russia and Zambia, the Fund's share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's share price may experience volatility because the price of copper may fluctuate substantially over short periods of time. Moreover, the index tracks companies involved in the copper mining business and not the price of copper. The securities of companies involved in the copper mining business may under- or over-perform the price of copper over the short-term or the long-term.

The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in Canada. The Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the Shares of the Fund.

The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

The First Trust ISE Global Platinum Index Fund may be adversely affected by a decrease in the worldwide demand and price of platinum group metals ("PGM"). Various factors may lead to a decreased demand and price of PGMs. An increase in the level of hedge activity of PGM-producing companies could cause a decline in world PGM prices. A significant negative change in the attitude of speculators and investors towards PGMs could cause a decline in world PGM prices. A widening of interest rate differentials between the cost of money and the cost of PGMs could also negatively affect the price of PGMs which, in turn, could negatively affect the price of the Shares. In addition, automobile components that use PGMs account for a significant percentage of the global demand for PGMs. Because of the decline in demand and reduction in sales experienced by the global automotive industry, the price of PGMs may be negatively affected. PGM companies are also subject to risks associated with the exploration, development and production of PGMs, including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of PGMs are located, particularly Russia and South Africa.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

The First Trust ISE Global Platinum Index Fund may be significantly impacted by the risks associated with the PGM companies including competitive pressures in the PGM mining business and the price of PGMs. Because a vast majority of the world's PGM production occurs in Russia and South Africa, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of PGMs may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the PGM mining business and not the price of PGMs. The securities of companies involved in the PGM mining business may under- or over-perform the price of PGMs over the short-term or the long-term.

Because a significant percentage of the world's PGM mining takes place in Russia, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia.

Because a significant percentage of the world's PGM mining takes place in South Africa, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other domestic concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

The First Trust BICK Index Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

The First Trust NASDAQ CEA Smartphone Index Fund invests in securities of companies in the smartphone industry. The smartphone industry is characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

The First Trust NASDAQ Global Auto Index Fund invests in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large, financially strong companies, certain others may be nondiversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

The First Trust ISE Cloud Computing Index Fund invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

The First Trust ISE Cloud Computing Index Fund and First Trust NASDAQ CEA Smartphone Index Fund invest in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Furthermore, the First Trust ISE Cloud Computing Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

        NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                     TERM OF OFFICE                                             THE FIRST TRUST      OTHER
    NAME, ADDRESS,                   AND YEAR FIRST                                              FUND COMPLEX   TRUSTEESHIPS OR
   DATE OF BIRTH AND                   ELECTED OR               PRINCIPAL OCCUPATIONS             OVERSEEN BY    DIRECTORSHIPS
POSITION WITH THE TRUST                 APPOINTED                DURING PAST 5 YEARS                TRUSTEE     HELD BY TRUSTEE

---------------------------------------------------------------------------------------------------------------------------------
                                                      INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

Richard E. Erickson, Trustee        o  Indefinite Term    Physician; President, Wheaton Orthopedics;  104       None
c/o First Trust Advisors L.P.                             Limited Partner, Gundersen Real Estate
120 East Liberty Drive,             o  Since Inception    Limited Partnership; Member,
  Suite 400                                               Sportsmed LLC
Wheaton, IL 60187
D.O.B.: 04/51

Thomas R. Kadlec, Trustee           o  Indefinite Term    President (March 2010 to Present), Senior   104       Director of ADM
c/o First Trust Advisors L.P.                             Vice President and Chief Financial Officer            Investor Services,
120 East Liberty Drive,             o  Since Inception    (May 2007 to March 2010), ADM Investor                Inc. and ADM
Suite 400 Services, Inc.                                  (Futures Commission Merchant)                         Investor Services
Wheaton, IL 60187                                                                                               International
D.O.B.: 11/57

Robert F. Keith, Trustee            o  Indefinite Term    President (2003 to Present), Hibs           104       None
c/o First Trust Advisors L.P.                             Enterprises (Financial and Management
120 East Liberty Drive,             o  Since Inception    Consulting)
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee            o  Indefinite Term    President and Chief Executive Officer       104       Director of
c/o First Trust Advisors L.P.                             (June 2012 to Present), Dew Learning LLC              Covenant
120 East Liberty Drive,             o  Since Inception    (Educational Products and Services);                  Transport Inc.
Suite 400                                                 President (June 2002 to June 2012),
Wheaton, IL 60187                                         Covenant College
D.O.B.: 03/54

---------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,         o  Indefinite Term    Chief Executive Officer (December 2010      104       None
Chairman of the Board                                     to Present), President (until December
120 East Liberty Drive,             o  Since Inception    2010), First Trust Advisors L.P. and First
Suite 400                                                 Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                         Board of Directors, BondWave LLC
D.O.B.: 09/55                                             (Software Development Company/
                                                          Investment Advisor) and Stonebridge
                                                          Advisors LLC (Investment Advisor)

-------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2013 (UNAUDITED)

                             POSITION AND              TERM OF OFFICE
    NAME, ADDRESS               OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH           WITH TRUST                  SERVICE                            DURING PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley         President and Chief        o  Indefinite Term          Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,   Executive Officer                                      and Chief Financial Officer, First Trust Advisors
   Suite 400                                       o  President and Chief      L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                     Executive Officer        Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                         Since January 2012       Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas          Treasurer, Chief Financial o  Indefinite Term          Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,   Officer and Chief                                      President (April 2007 to January 2011), First Trust
   Suite 400            Accounting Officer         o  Treasurer, Chief         Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187                                     Financial Officer and
D.O.B.: 01/66                                         Chief Accounting Officer
                                                      Since January 2012

W. Scott Jardine        Secretary and Chief        o  Indefinite Term          General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,   Legal Officer                                          Trust Portfolios L.P.; Secretary, BondWave LLC
   Suite 400                                       o  Since Inception          (Software Development Company/Investment
Wheaton, IL 60187                                                              Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                  (Investment Advisor)

Daniel J. Lindquist     Vice President             o  Indefinite Term          Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                          First Trust Portfolios L.P.
   Suite 400                                       o  Since Inception
Wheaton, IL 60187
D.O.B.: 02/70

Kristi A. Maher         Assistant Secretary and    o  Indefinite Term          Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,   Chief Compliance Officer                               and First Trust Portfolios L.P.
   Suite 400                                       o  Assistant Secretary
Wheaton, IL 60187                                     Since Inception
D.O.B.: 12/66
                                                   o  Chief Compliance
                                                      Officer Since
                                                      January 2011

Roger F. Testin         Vice President             o  Indefinite Term          Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                          First Trust Portfolios L.P.
   Suite 400                                       o  Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland             Vice President             o  Indefinite Term          Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
   Suite 400                                       o  Since Inception          First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70


-------------------
2 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2013


                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

      (e) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $264,000 for the fiscal year ended September 30, 2012 and $262,500 for the fiscal year ended September 30, 2013.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2012 and $0 for the fiscal year ended September 30, 2013.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2012 and $0 for the fiscal year ended September 30, 2013.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $40,500 for the fiscal year ended September 30, 2012 and $40,500 for the fiscal year ended September 30, 2013. These fees were for tax return review and multistate tax compliance.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year ended September 30, 2012 and $0 for the fiscal year ended September 30, 2013.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2012 and $0 for the fiscal year ended September 30, 2013.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2012 and $0 for the fiscal year ended September 30, 2013.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                     Adviser and Distributor:
           -----------                     ------------------------
             (b) 0%                                 (b) 0%
             (c) 0%                                 (c) 0%
             (d) 0%                                 (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended September 30, 2012 were $40,500 for the registrant, $6,600 for the registrant's investment adviser and $92,315 for the registrant's distributor, and for the fiscal year ended September 30, 2013 were $40,500 for the registrant, $3,000 for the registrant's investment adviser and $60,600 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)      Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
        (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)     (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
        Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund II
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2013
     ----------------------

* Print the name and title of each signing officer under his or her signature.